                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                          STOCKSPLUS GROWTH AND INCOME PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter............................................................. 1
Financial Highlights.......................................................... 3
Statement of Assets and Liabilities........................................... 4
Statement of Operations ...................................................... 5
Statements of Changes in Net Assets .......................................... 6
Notes to Financial Statements.................................................10


                                                               Fund              Schedule of
                                                               Summary           Investments
StocksPLUS Growth and Income Portfolio (Administrative Class) ......2               7-9

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                | 6.30.01 | Semi-Annual Report 1

StocksPLUS Growth and Income Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Total return which exceeds that of the S&P 500 Index

Portfolio:

Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Duration:

0.79 years

Total Net Assets:

$261.2 million

Sector Breakdown:*

                                    [GRAPH]

                      Mortgage-Backed Securities 40.0%
                      Corporate Bonds and Notes  31.5%
                      U.S. Treasury Obligations  10.5%
                      Short-Term Instruments      9.5%
                      Asset-Backed Securities     4.8%
                      Other                       3.7%

Quality Breakdown:*

                                    [GRAPH]
                                  AAA   65.3%
                                   AA    6.2%
                                    A   13.9%
                                  BBB   11.2%
                                   BB    3.4%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                          StocksPLUS Growth and Income
                          Portfolio (Administrative Class)
                              (Incep.12/31/1997)           S&P 500 Index
-------------------------------------------------------------------------
 6 Months                        -6.62%                        -6.70%
 1 Year                         -14.41%                       -14.83%
 3 Years*                         4.04%                         3.89%
 Since Inception*                 8.21%                           --

 *Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

   Month                StocksPLUS Growth
                      and Income Portfolio
                          Admin. Class              S&P 500 Index
==============        ====================         ===============

12/31/1997                  10,000                     10,000
01/31/1998                  10,140                     10,111
02/28/1998                  10,820                     10,840
03/31/1998                  11,370                     11,395
04/30/1998                  11,490                     11,510
05/31/1998                  11,260                     11,312
06/30/1998                  11,701                     11,771
07/31/1998                  11,570                     11,646
08/31/1998                  9,906                      9,962
09/30/1998                  10,669                     10,600
10/31/1998                  11,552                     11,462
11/30/1998                  12,222                     12,157
12/31/1998                  13,011                     12,858
01/31/1999                  13,446                     13,395
02/28/1999                  12,990                     12,979
03/31/1999                  13,541                     13,498
04/30/1999                  14,052                     14,021
05/31/1999                  13,697                     13,690
06/30/1999                  14,493                     14,450
07/31/1999                  14,031                     13,999
08/31/1999                  13,968                     13,929
09/30/1999                  13,663                     13,548
10/31/1999                  14,525                     14,405
11/30/1999                  14,759                     14,698
12/31/1999                  15,594                     15,564
01/31/2000                  14,720                     14,782
02/29/2000                  14,501                     14,502
03/31/2000                  15,844                     15,920
04/30/2000                  15,355                     15,441
05/31/2000                  15,042                     15,125
06/30/2000                  15,398                     15,497
07/31/2000                  15,209                     15,255
08/31/2000                  16,210                     16,203
09/30/2000                  15,351                     15,347
10/31/2000                  15,219                     15,282
11/30/2000                  14,074                     14,077
12/31/2000                  14,113                     14,146
01/31/2001                  14,649                     14,648
02/28/2001                  13,295                     13,313
03/31/2001                  12,450                     12,469
04/30/2001                  13,336                     13,438
05/31/2001                  13,503                     13,528
06/30/2001                  13,178                     13,199

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio's Administrative Class inception on 12/31/1997, compared to the S&P 500 Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . The S&P 500 lost 6.70% in the first half of 2001 as sharply reduced investment spending and a corporate profits recession pointed to continued weakness in the economy.
 . The StocksPLUS Growth and Income Portfolio Administrative Class outperformed the S&P 500 Index by 0.08%, returning a negative 6.62% for the first half of 2001.
 .  An extended portfolio duration boosted returns as aggressive Fed easing caused short-term interest rates to fall.
 .  While the energy crisis negatively impacted holdings in Nevada Power, Sierra
   Pacific, and Southern California Edison, other corporate holdings were positive for performance due to resilient consumer confidence and a strong housing sector.
 .  Top tier emerging market securities added to relative returns due to improving economic and financial fundamentals.
 .  Mortgage-backed securities hurt performance as falling interest rates heightened prepayment risk.
 . Although PIMCO achieved a less expensive calendar roll than the average market participant, S&P futures roll costs detracted from year-to-date performance.

2 Semi-Annual Report | 6.30.01 |

Financial Highlights

StocksPLUS Growth and Income Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:          06/30/2001 (d)   12/31/2000     12/31/1999   12/31/1998 (b)

Net asset value beginning of period                             $       11.05   $     13.56   $      12.58   $     10.00
Net investment income (a)                                                0.28          0.76           0.76          0.30
Net realized/unrealized gain (loss) on investments (a)                  (1.01)        (1.98)          1.65          2.68
Total income from investment operations                                 (0.73)        (1.22)          2.41          2.98
Dividends from net investment income                                    (0.20)        (0.75)         (0.61)        (0.29)
Distributions from net realized capital gains                            0.00         (0.54)         (0.82)        (0.11)
Total distributions                                                     (0.20)        (1.29)         (1.43)        (0.40)
Net asset value end of period                                   $       10.12   $     11.05   $      13.56   $     12.58
Total return                                                            (6.62)%       (9.50)%        19.85%        30.11%
Net assets end of period (000s)                                 $     260,993   $   272,751   $    230,412   $    58,264
Ratio of expenses to average net assets                                  0.65%*        0.65%          0.65%         0.65%*
Ratio of net investment income to average net assets                     5.31%*        5.86%          5.69%         5.30%*
Portfolio turnover rate                                                   323%          350%            34%           61%

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on December 31, 1997.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.65% for the period ended December 31, 1999.
(d) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                $            367,042
Cash and foreign currency                                                                                             418
Receivable for investments sold and forward foreign currency contracts                                             22,093
Receivable for Portfolio shares sold                                                                                  200
Variation margin receivable                                                                                           970
Interest and dividends receivable                                                                                   2,305
Other assets                                                                                                            3
                                                                                                                  393,031
-------------------------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                             $            121,652
Payable for financing transactions                                                                                  9,954
Written options outstanding                                                                                            74
Payable for Portfolio shares redeemed                                                                                   4
Accrued investment advisory fee                                                                                        92
Accrued administration fee                                                                                             23
Accrued servicing fee                                                                                                  34
Variation margin payable                                                                                                5
Recoupment payable to Manager                                                                                           2
Other liabilities                                                                                                      25
                                                                                                                  131,865
-------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                           $            261,166
-------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                                      $            329,426
Undistributed net investment income                                                                                 1,880
Accumulated undistributed net realized (loss)                                                                     (74,988)
Net unrealized appreciation                                                                                         4,848
                                                                                                     $            261,166
-------------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                  $                173
Administrative Class                                                                                              260,993


Shares Issued and Outstanding:

Institutional Class                                                                                                    17
Administrative Class                                                                                               25,792


Net Asset Value and Redemption Price Per Share
 (Net Assets Per Share Outstanding)

Institutional Class                                                                                  $              10.12
Administrative Class                                                                                                10.12

Cost of Investments Owned                                                                            $            367,834
-------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                                        $                339
-------------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report |6.30.01| See accompanying notes

Statement of Operations

StocksPLUS Growth and Income Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                      $    7,811
  Total Income                                                                                     7,811


Expenses:
Investment advisory fees                                                                             527
Administration fees                                                                                  132
Distribution and/or servicing fees - Administrative Class                                            197
Trustees' fees                                                                                         7
Organization costs                                                                                     1
Interest Expense                                                                                      11
  Total Expenses                                                                                     875
  Reimbursement by manager                                                                            (1)
  Net Expenses                                                                                       874

Net Investment Income                                                                              6,937
--------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments                                                                   1,129
Net realized (loss) on futures contracts and written options                                     (39,101)
Net realized (loss) on foreign currency transactions                                                (108)
Net change in unrealized appreciation on investments                                                 160
Net change in unrealized appreciation on futures contracts and written options                    11,458
Net change in unrealized appreciation on translation of assets and liabilities denominated in
foreign currencies                                                                                   102
  Net (Loss)                                                                                     (26,360)

Net (Decrease) in Assets Resulting from Operations                                            $  (19,423)
--------------------------------------------------------------------------------------------------------

                           See accompanying notes |6.30.01| Semi-Annual Report 5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                               Six Months Ended              Year Ended
Increase (Decrease) in Net Assets from:                                           June 30, 2001       December 31, 2000

Operations:
Net investment income                                                          $          6,937        $       15,594
Net realized (loss)                                                                     (38,080)              (28,894)
Net change in unrealized appreciation (depreciation)                                     11,720               (13,535)
Net (decrease) resulting from operations                                                (19,423)              (26,835)
-----------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                       (3)                   (3)
   Administrative Class                                                                  (4,911)              (16,322)
In excess of net realized capital gains
   Institutional Class                                                                        0                    (5)
   Administrative Class                                                                       0               (12,432)


Total Distributions                                                                      (4,914)              (28,762)
-----------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                      122                   139
   Administrative Class                                                                  32,260               114,012
Issued as reinvestment of distributions
   Institutional Class                                                                        3                     9
   Administrative Class                                                                   4,912                28,754
Cost of shares redeemed
   Institutional Class                                                                       (4)                  (63)
   Administrative Class                                                                 (24,604)              (44,852)
Net increase resulting from Portfolio share transactions                                 12,689                97,999

Total Increase (Decrease) in Net Assets                                        $        (11,648)       $       42,402
-----------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                     272,814               230,412
End of period *                                                                $        261,166        $      272,814

*Including net undistributed (overdistributed) investment income of:           $          1,880        $         (143)
-----------------------------------------------------------------------------------------------------------------------

6 Semi-Annual Report |6.30.01| See accompanying notes

Schedule of Investments

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)

                                               Principal
                                                  Amount          Value
                                                  (000s)         (000s)

-------------------------------------------------------------------------
CORPORATE BONDS & NOTES 44.3%
-------------------------------------------------------------------------

Banking & Finance 21.3%
American General Finance
     6.050% due 07/02/2001                   $     5,400   $      5,400
Banco Latinoamericano SA
     7.639% due 12/10/2001                         8,300          8,419
Bear Stearns Co., Inc.
     4.676% due 05/24/2004 (d)                     5,700          5,704
Beneficial Corp.
     4.190% due 03/01/2002 (d)                     6,300          6,309
Caithness Coso Fund Corp.
     6.800% due 12/15/2001                           432            433
Donaldson, Lufkin & Jenrette, Inc.
     4.833% due 04/25/2003 (d)                     1,100          1,104
Finova Capital Corp.
     4.128% due 06/18/2003 (d)                     3,000          2,749
Ford Credit Canada
     4.037% due 12/16/2002 (d)                       300            300
Ford Motor Credit Co.
     4.371% due 06/23/2003 (d)                       700            700
General Motors Acceptance Corp.
     5.500% due 12/15/2001                         3,500          3,502
     6.750% due 03/15/2003                         1,500          1,541
     4.130% due 08/18/2003 (d)                     3,000          2,982
     4.600% due 03/22/2004 (d)                       500            500
     5.096% due 04/05/2004 (d)                       800            788
Golden State Holdings
     5.313% due 08/01/2003 (d)                     1,000            978
Korea Development Bank
     7.125% due 09/17/2001                         3,000          3,013
Lehman Brothers Holdings, Inc.
     4.998% due 05/07/2002 (d)                     5,000          5,022
Old Kent Bank
     5.063% due 11/01/2005 (d)                       700            699
U.S. Bancorp
     4.543% due 02/03/2003 (d)                     5,400          5,421
                                                              ---------
                                                                 55,564
                                                              ---------
Industrials 17.7%
Cemex SA de CV
     9.250% due 06/17/2002                           900            939
Clear Channel Communications, Inc.
     4.440% due 06/15/2002 (d)                     1,000          1,002
DaimlerChrysler North America Holding Corp.
     4.346% due 08/23/2002 (d)                     3,300          3,277
Enron Corp.
     8.000% due 08/15/2005                         5,200          5,454
HCA - The Healthcare Co.
     5.351% due 09/19/2002 (d)                     7,300          7,300
Park Place Entertainment Corp.
     7.950% due 08/01/2003                         1,430          1,474
Petroleos Mexicanos
     7.430% due 07/15/2005 (d)                     4,000          4,015
Philip Morris Cos., Inc.
     4.240% due 12/04/2001 (d)                     2,100          2,100
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                         7,000          7,175
Structured Product Asset Trust
     5.126% due 02/12/2003 (d)                     3,000          3,000
TCI Communications, Inc.
     4.461% due 04/01/2002 (d)                     5,000          5,022
Time Warner, Inc.
     6.100% due 12/30/2001                         2,400          2,413
XTRA, Inc.
     6.680% due 11/30/2001                         3,000          3,024
                                                              ---------
                                                                 46,195
                                                              ---------
Utilities 5.3%
British Telecom PLC
     5.185% due 12/15/2003 (d)                     2,200          2,227
CMS Energy Corp.
     8.000% due 07/01/2011                           800            800
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                           600            621
Georgia Power Co.
     5.250% due 05/08/2003                           900            903
Scana Corp.
     5.410% due 07/15/2002 (d)                     2,100   $      2,104
Southern California Edison Co.
     6.513% due 05/01/2002 (d)                     5,000          3,725
Sprint Capital Corp.
     4.360% due 11/15/2001 (d)                     3,200          3,203
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                       300            300
                                                              ---------
                                                                 13,883
                                                              ---------
Total Corporate Bonds & Notes                                   115,642
                                                              ---------
(Cost $116,269)

MUNICIPAL BONDS & NOTES 4.2%

North Carolina 4.2%
North Carolina State Education Assistance Aut
Revenue Bonds, (GTD Insured), Series 2000
     3.865% due 06/01/2009 (d)                    11,000         10,853
                                                              ---------
Total Municipal Bonds & Notes                                    10,853
                                                              ---------
(Cost $11,000)

 U.S. TREASURY OBLIGATIONS 14.8%

Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                    26,730         27,239
     3.625% due 01/15/2008                         1,423          1,456

U.S. Treasury Notes
     5.625% due 11/30/2002                         9,700          9,910
                                                              ---------
Total U.S. Treasury Obligations                                  38,605
                                                              =========

(Cost $38,025)

MORTGAGE-BACKED SECURITIES 56.2%

Collateralized Mortgage Obligations 9.6%
Countrywide Home Loans
     6.500% due 03/25/2028                           393            394
     6.050% due 04/25/2029                           233            235
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                           143            146
DLJ Mortgage Acceptance Corp.
     4.588% due 06/25/2026 (d)                       675            673
Fannie Mae
     6.900% due 10/25/2020                         1,000          1,012
Freddie Mac
     6.500% due 02/15/2024                           133            133
General Electric Capital Mortgage Services, I
     6.500% due 12/25/2023                         1,383          1,382
     6.500% due 08/25/2024                         1,166          1,170
Government National Mortgage Association
     4.470% due 06/16/2026 (d)                     3,342          3,335
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2027                           905            920
     7.000% due 02/25/2028                           153            153
Housing Securities, Inc.
     4.760% due 07/25/2032 (d)                       594            594
Morgan Stanley Dean Witter Capital I
     4.452% due10/15/2026 (d)                      1,087          1,085
     4.318% due07/25/2027 (d)                         70             70
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                           671            674
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                           442            445
     7.500% due 05/25/2040 (d)                       897            920
Resecuritization Mortgage Trust
     4.330% due 04/26/2021 (d)                       185            185
Residential Accredit Loans, Inc.
     8.000% due 08/25/2026                           260            260
Residential Asset Securitization Trust
     7.750% due 04/25/2027                           635            638
Residential Funding Mortgage Securities, Inc.
     7.250% due 10/25/2027                         1,000          1,010
Salomon Brothers Mortgage Securities VII
     6.952% due 12/25/2030 (d)                     4,808          4,843


                           See accompanying notes |6.30.01| Semi-Annual Report 7

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)
                                                      Principal
                                                         Amount        Value
                                                         (000s)       (000s)

Thrift Financing Corp.
  11.250% due 01/01/2016                               $  1,214    $   1,215
Washington Mutual, Inc.
    6.017% due 10/19/2039                                 3,500        3,583
                                                                   ---------
                                                                      25,075
                                                                   ---------
Freddie Mac 0.4%
    7.000% due 07/16/2031                                 1,000        1,005
 Fannie Mae 5.2%
    6.500% due 09/01/2005                                   307          313
    7.500% due 07/16/2031                                 6,000        6,122
    8.000% due 07/16/2031                                 7,000        7,230
                                                                   ---------
                                                                      13,665
                                                                   ---------

Government National Mortgage Association 41.0%
    7.000% due 11/20/2029 (d)                             2,675        2,711
    7.375% due 04/20/2024-04/20/2027 (d)(h)               6,330        6,444
    7.500% due 01/15/2028-08/15/2029 (h)                 14,640       15,032
    7.750% due 08/20/2024 (d)                               160          163
    8.000% due 07/24/2031                                78,000       80,699
    8.500% due 07/24/2031                                 2,000        2,090
                                                                   ---------
                                                                     107,139
                                                                   ---------
Total Mortgage-Backed Securities                                     146,884
                                                                   ---------
(Cost $146,986)

ASSET-BACKED SECURITIES 6.7%

Advanta Equipment Receivables
    7.560% due 02/15/2007                                 4,523        4,657
AFC Home Equity Loan Trust
    4.105% due 07/25/2030 (d)                             1,217        1,219
Bank One Auto Grantor Trust
    6.270% due 11/20/2003                                   165          165
Delta Funding Home Equity Loan Trust
    5.950% due 10/15/2012                                 1,073        1,077
Option One Mortgage Loan Trust
    4.135% due 04/25/2030 (d)                             6,889        6,906
Saxon Asset Securities Trust
    4.035% due 05/25/2029 (d)                             1,276        1,277
Starwood Hotels & Resorts
    6.830% due 02/23/2003                                   158          158
    6.813% due 02/23/2003                                 2,093        2,102
The Money Store Home Equity Trust
    6.550% due 09/15/2021                                   134          134
    6.345% due 11/15/2021                                    21           21
                                                                   ---------
Total Asset-Backed Securities                                         17,716
                                                                   ---------
(Cost $17,564)


FOREIGN CURRENCY-DENOMINATED (f) 1.0%

Korea Development Bank
    5.625% due 11/05/2002                          FF    20,000        2,600
                                                                   ---------
Total Foreign Currency-Denominated                                     2,600
                                                                   ---------
(Cost $3,230)

PURCHASED CALL OPTIONS 0.0%

U S Treasury Notes (OTC)
    5.500% due 03/31/2003
    Strike @ 104.625 Exp. 07/02/2001                   $ 15,000            0
U.S. Treasury Note (OTC)
    6.000% due 09/30/2001
    Strike @ 110.875 Exp. 07/02/2001                     20,000            0
U.S. Treasury Note Futures (CBOT)
    Strike @ 112.000 Exp. 08/25/2001                      9,000            2
                                                                   ---------
Total Purchased Call Options                                               2
                                                                   ---------
(Cost $7)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
  Strike @ 93.500 Exp. 12/17/2001                      $110,000    $       3
  Strike @ 92.500 Exp. 12/14/2001                        26,000            0
 Eurodollar September Futures (CME)
  Strike @ 95.250 Exp. 09/17/2001                        52,000            0
  Strike @ 93.250 Exp. 09/14/2001                        26,000            0
 Government National Mortgage Association
  7.000% due 07/24/2031
  Strike @ 90.940 Exp. 07/17/2001                        45,000            0
  7.500% due 09/24/2031
  Strike @ 90.625 Exp. 09/17/2001                         1,000            0
  6.500% due 07/24/2031
  Strike @ 89.156 Exp. 07/17/2001                        45,000            0
 PNC Mortgage Securities (OTC)
  7.500% due 05/25/2040
  Strike @ 100.000 Exp. 04/01/2005                        1,300            0
                                                                   ---------
 Total Purchased Put Options                                               3
                                                                   ---------
 (Cost $14)

 SHORT-TERM INSTRUMENTS 13.3%

 Commercial Paper 11.0%
 Abbey National North America
  3.690% due 08/01/2001                                     200          199
 Anz, Inc.
  3.545% due 11/21/2001                                   2,300        2,268
 British Telecom PLC
  4.853% due 10/09/2001 (d)                                 500          500
 Fannie Mae
  4.030% due 10/18/2001                                   5,900        5,828
  0.010% due 10/25/2001                                   2,600        2,566
 Federal Home Loan Bank
  0.010% due 10/31/2001                                     500          493
 General Electric Capital Corp.
  4.180% due 08/16/2001                                   6,000        5,968
 Halifax PLC
  4.180% due 08/08/2001                                   6,000        5,975
 Reseau Ferre De France
  4.620% due 08/16/2001                                     100           99
 UBS Finance, Inc.
  4.180% due 08/21/2001                                     300          298
  3.920% due 08/23/2001                                   1,000          994
 Walt Disney Co.
  4.190% due 08/02/2001                                   3,600        3,587
                                                                   ---------
                                                                      28,775
                                                                   ---------
 Repurchase Agreement 2.1%
 State Street Bank
  3.350% due 07/02/2001                                   5,551        5,551
  (Dated 06/29/2001. Collateralized by
Fannie Mae 6.375% due 06/15/2009 valued at $5,665.
  Repurchase proceeds are $5,553.)

 U.S. Treasury Bills 0.2%
  0.848% due 10/18/2001 (b)                                 415          411
                                                                   ---------
 Total Short-Term Instruments                                         34,737
                                                                   ---------
 (Cost $34,739)

 Total Investments (a) 140.5%                                      $ 367,042
 (Cost $367,834)

 Written Options (c) (0.0%)                                              (74)
 (Premiums $88)

 Other Assets and Liabilities
 (Net) (40.5%)                                                      (105,802)
                                                                   ---------
  Net Assets 100.0%                                                $ 261,166
                                                                   ---------

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $   2,070

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (2,856)
                                                                      ---------
Unrealized depreciation-net                                           $    (786)
                                                                      ---------

(b) Securities with an aggregate market
value of $25,638 have been segregated
with the custodian to cover margin
requirements for the following open
futures contracts at June 30, 2001:

                                                                   Unrealized
                                                   # of           Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
S&P 500 Index (09/2001)                               815             $   5,657
U.S. Treasury 5 Year Note (09/2001)                    90                   (11)
Eurodollar June Futures (06/2002)                      11                     0
Eurodollar September Futures (09/2002)                 11                     0
Eurodollar December Futures (12/2002)                  11                     0
Eurodollar March Futures (03/2003)                     11                    (1)
                                                                      ---------
                                                                      $   5,645
                                                                      ---------

(c) Premiums received on written options:

                                                   # of
Type                                            Contracts     Premium     Value
-------------------------------------------------------------------------------
Put - CME S&P 500 Index September Futures
 Strike @ 1200.000 Exp. 09/21/2001                      6      $   39     $  38

Put - CME S&P 500 Index September Futures
 Strike @ 1330.000 Exp. 09/21/2001                      6          49        36
                                                               ----------------
                                                               $   88     $  74
                                                               ----------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Foreign forward currency contracts outstanding at June 30, 2001:

                         Principal
                            Amount                          Unrealized
                        Covered by      Settlement         Appreciation/
Type       Currency       Contract           Month        (Depreciation)
------------------------------------------------------------------------
Sell          EC             3,135         07/2001           $       (8)
Sell          JY            37,169         07/2001                   13
                                                             ----------
                                                             $        5
                                                             ----------

(f) Principal amount denoted in indicated currency:

               EC - Euro
               JY - Japanese Yen

(g) Principal amount of the security is adjusted for inflation.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                            See accompanying notes | 6.30.01 | 9

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The StocksPLUS Growth and Income Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Portfolio are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
  Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

10 Semi-Annual Report | 6.30.01

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter party to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount.

Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counter party.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

  PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                Institutional Class         Administrative Class
--------------------------------------------------------------------------------
StocksPLUS Growth
  and Income Portfolio                         0.50%                      0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

  The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
  Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Organization Expense. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio's commencement of operations.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands)

                                   U.S. Government/Agency         All Other
                                   ---------------------------------------------
                                   Purchases    Sales       Purchases   Sales
--------------------------------------------------------------------------------
StocksPLUS Growth
  and Income Portfolio             $1,067,037   $1,099,620  $ 67,096    $ 63,315

12 Semi-Annual Report | 6.30.01

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows
(amounts in thousands):

                                          StocksPLUS Growth and Income Portfolio
                                        ----------------------------------------
                                                                         Premium
--------------------------------------------------------------------------------
Balance at 12/31/2000                                                  $    232
Sales                                                                       667
Closing Buys                                                                (43)
Expirations                                                                (768)
Exercised                                                                     0
--------------------------------------------------------------------------------
Balance at 06/30/2001                                                  $     88
--------------------------------------------------------------------------------

6. Federal Income Tax Matters

As of December 31, 2000, the StocksPLUS Growth and Income Portfolio had remaining capital loss carryforwards that were realized during the current year.
  Additionally, the Portfolio realized $24,565,514 of capital losses during the period November 1, 2000 through December 31, 2000 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
  The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards:

                                                  Capital Loss Carryforwards
                                           -------------------------------------
                                            Realized Losses        Expiration

StocksPLUS Growth and Income
  Bond Portfolio                            $ 18,564,266             12/31/2008

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                    StocksPLUS Growth and Income Portfolio
                                                               --------------------------------------------------
                                                                Period Ended 06/30/2001     Year Ended 12/31/2000
                                                                 Shares         Amount        Shares      Amount
                                                               --------------------------------------------------
Receipts for shares sold
  Institutional Class                                               11       $     122           10    $     139
  Administrative Class                                           3,041          32,260        8,754      114,012
Issued as reinvestment of distributions
  Institutional Class                                                0               3            1            9
  Administrative Class                                             491           4,912        2,378       28,754
Cost of shares redeemed
  Institutional Class                                                0              (4)          (5)         (63)
  Administrative Class                                          (2,431)        (24,604)      (3,432)     (44,852)
Net increase resulting from Portfolio share transactions         1,112       $  12,689        7,706    $  97,999
-----------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                         Number    % of Portfolio Held
                                         -----------------------------
StocksPLUS Growth and Income
Portfolio
  Administrative Class                        1                     95
  Institutional Class                         1                    100

                                                 6.30.01 | Semi-Annual Report 13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy, Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                       HIGH YIELD BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter................................................   1
Financial Highlights.............................................   3
Statement of Assets and Liabilities..............................   4
Statement of Operations..........................................   5
Statements of Changes in Net Assets..............................   6
Notes to Financial Statements....................................  11


                                                Fund           Schedule of
                                                Summary        Investments
High Yield Bond Portfolio (Administrative Class).....2             7-10

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001


                                                  6.30.01 | Semi-Annual Report 1

High Yield Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily higher yielding fixed income securities

Duration:

4.04 years

Total Net Assets:

$221.3 million

Sector Breakdown:*

                                     [GRAPH]

                        Corporate Bonds and Notes  79.4%
                        Short-Term Instruments      9.4%
                        Other                      11.2%

Quality Breakdown:*

                                     [GRAPH]

                                   AAA   13.1%
                                    AA    0.9%
                                     A    2.8%
                                   BBB   14.8%
                                    BB   47.5%
                                     B   20.9%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                High Yield Bond Portfolio
                (Administrative Class)            Lehman Brothers BB
                (Incep. 4/30/1998)                U.S. High Yield Index
----------------------------------------------------------------------------
6 Months                     -0.40%                     7.34%
1 Year                       -0.37%                    10.19%
3 Years*                      0.83%                     4.93%
Since Inception*              1.10%                       --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                               High Yield            Lehman Brothers
                             Bond Portfolio         BB U.S. High Yield
         Month                Admin. Class                Index
    ==============           ==============           ==============
      04/30/1998                 10,000                   10,000
      05/31/1998                 10,004                   10,065
      06/30/1998                 10,101                   10,126
      07/31/1998                 10,195                   10,179
      08/31/1998                  9,722                    9,898
      09/30/1998                  9,858                   10,108
      10/31/1998                  9,760                    9,979
      11/30/1998                 10,152                   10,218
      12/31/1998                 10,180                   10,282
      01/31/1999                 10,357                   10,388
      02/28/1999                 10,279                   10,311
      03/31/1999                 10,383                   10,386
      04/30/1999                 10,539                   10,492
      05/31/1999                 10,335                   10,365
      06/30/1999                 10,331                   10,341
      07/31/1999                 10,338                   10,380
      08/31/1999                 10,288                   10,315
      09/30/1999                 10,292                   10,357
      10/31/1999                 10,277                   10,322
      11/30/1999                 10,403                   10,410
      12/31/1999                 10,486                   10,508
      01/31/2000                 10,419                   10,434
      02/29/2000                 10,401                   10,454
      03/31/2000                 10,205                   10,354
      04/30/2000                 10,253                   10,390
      05/31/2000                 10,226                   10,394
      06/30/2000                 10,393                   10,618
      07/31/2000                 10,443                   10,794
      08/31/2000                 10,619                   10,961
      09/30/2000                 10,589                   10,907
      10/31/2000                 10,397                   10,742
      11/30/2000                 10,162                   10,686
      12/31/2000                 10,396                   10,900
      01/31/2001                 10,726                   11,301
      02/28/2001                 10,742                   11,463
      03/31/2001                 10,540                   11,502
      04/30/2001                 10,417                   11,619
      05/31/2001                 10,516                   11,788
      06/30/2001                 10,354                   11,700


Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1998, the first full month following the Portfolio's Administrative Class inception on 4/30/1998, compared to the Lehman Brothers BB U.S. High Yield Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Bond Portfolio may involve high risk and may have speculative characteristics.

PORTFOLIO INSIGHTS

 . The high yield market outperformed higher quality bonds in the first half of
  2001 as aggressive Fed easing sparked a strong rally in the first quarter.
 . The High Yield Bond Portfolio Administrative Class underperformed the Lehman
  Brothers BB U.S. High Yield Index for the six-month period ended June 30,
  2001, posting a return of -0.40% versus 7.34% for the Index.
 . A below-benchmark duration was a slight positive as yields on intermediate and long maturity bonds rose.
 . Holdings of B-rated credits detracted from performance as Bs underperformed
  BBs by 6.53% for the quarter and 6.97% year-to-date.
 . An overweight to the telecom sector was negative as this was the market's worst performing industry. Security selection within the telecom sector helped limit the underperformance as the portfolio underweighted many of the worst performing issues.
 . Underweighting consumer cyclicals such as retail and restaurants hurt returns as strong consumer spending supported these issues.
 . Avoiding "fallen angels," especially in the equipment sector, detracted from results as these securities posted sharp gains off of distressed prices.

2 Semi-Annual Report | 6.30.01

Financial Highlights

High Yield Bond Portfolio (Administrative Class)
June 30, 2001 (Unaudited)

Selected Per Share Data for the Year or Period Ended:         06/30/2001(d)      12/31/2000      12/31/1999      12/31/1998(b)

Net asset value beginning of period                           $     8.33         $     9.18      $     9.67      $    10.00
Net investment income (a)                                           0.33               0.77            0.77            0.51
Net realized/unrealized (loss) on investments (a)                  (0.36)             (0.85)          (0.49)          (0.34)
Total income from investment operations                            (0.03)             (0.08)           0.28            0.17
Dividends from net investment income                               (0.33)             (0.77)          (0.77)          (0.50)
Total distributions                                                (0.33)             (0.77)          (0.77)          (0.50)
Net asset value end of period                                 $     7.97         $     8.33      $     9.18      $     9.67
Total return                                                       (0.40)%            (0.86)%          3.01%           1.80%
Net assets end of period (000s)                               $  221,307         $  169,557      $  151,020      $   49,761
Ratio of expenses to average net assets                             0.75%*             0.75%           0.75%(c)        0.75%*
Ratio of net investment income to average net assets                8.12%*             8.81%           8.25%           7.90%*
Portfolio turnover rate                                               65%                59%             13%             13%

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 30, 1998.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.76% for the period ended December 31, 1999.
(d) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

High Yield Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                           $       227,300
Cash                                                                                         28
Receivable for Portfolio shares sold                                                        258
Interest and dividends receivable                                                         4,405
Other assets                                                                                  3
                                                                                        231,994
-----------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts        $        10,540
Payable for Portfolio shares redeemed                                                         3
Accrued investment advisory fee                                                              48
Accrued administration fee                                                                   67
Accrued servicing fee                                                                        27
Recoupment payable to Manager                                                                 2
                                                                                         10,687
-----------------------------------------------------------------------------------------------

Net Assets                                                                      $       221,307
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                 $       253,185
Undistributed net investment income                                                          10
Accumulated undistributed net realized (loss)                                           (19,847)
Net unrealized (depreciation)                                                           (12,041)
                                                                                $       221,307
-----------------------------------------------------------------------------------------------

Net Assets:

Administrative Class                                                            $       221,307


Shares Issued and Outstanding:

Administrative Class                                                                     27,763


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Administrative Class                                                            $          7.97

-----------------------------------------------------------------------------------------------
Cost of Investments Owned                                                       $       239,341
-----------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

High Yield Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                        $         9,121
Dividends, net of foreign taxes                                                             130
Miscellaneous Income                                                                          5
  Total Income                                                                            9,256


Expenses:

Investment advisory fees                                                                    261
Administration fees                                                                         365
Distribution and/or servicing fees - Administrative Class                                   156
Trustees' fees                                                                                5
Organization costs                                                                            1
Total Expenses                                                                              788

Net Investment Income                                                                     8,468
-----------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized (loss) on investments                                                       (8,262)
Net change in unrealized (depreciation) on investments                                   (1,928)
Net (Loss)                                                                              (10,190)

Net (Decrease) in Assets Resulting from Operations                              $        (1,722)
-----------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

High Yield Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                           Six Months Ended                  Year Ended
Increase (Decrease) in Net Assets from:                       June 30, 2001           December 31, 2000

Operations:
Net investment income                                      $          8,468           $          13,714
Net realized (loss)                                                  (8,262)                    (10,512)
Net change in unrealized (depreciation)                              (1,928)                     (4,514)
Net (decrease) resulting from operations                             (1,722)                     (1,312)
-------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Administrative Class                                               (8,459)                    (13,713)


Total Distributions                                                  (8,459)                    (13,713)
-------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Administrative Class                                             104,842                      98,676
Issued as reinvestment of distributions
   Administrative Class                                               8,459                      13,713
Cost of shares redeemed
   Administrative Class                                             (51,370)                    (78,827)
Net increase resulting from Portfolio share transactions             61,931                      33,562


Total Increase in Net Assets                               $         51,750           $          18,537
-------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                 169,557                     151,020
End of period *                                            $        221,307           $         169,557


*Including net undistributed investment income of:         $             10           $               1

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

High Yield Bond Portfolio
June 30, 2001 (Unaudited)

                                                     Principal
                                                        Amount        Value
                                                        (000s)       (000s)

----------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 81.6%
----------------------------------------------------------------------------

Banking & Finance 4.9%
Arvin Capital
     9.500% due 02/01/2027                           $   1,000    $     714
Choctaw Resort Development Enterprise
     9.250% due 04/01/2009                               1,000        1,025
Forest City Enterprises, Inc.
     8.500% due 03/15/2008                               1,950        1,843
Golden State Holdings
     7.000% due 08/01/2003                               1,900        1,901
Host Marriott LP
     8.375% due 02/15/2006                               1,300        1,277
     9.250% due 10/01/2007                               2,000        2,019
Reliance Group Holdings, Inc.
     9.000% due 11/15/2049 (d)                           1,200           60
Trizec Finance Ltd.
     10.875% due 10/15/2005                              1,900        1,947
                                                                  ---------
                                                                     10,786
                                                                  ---------
Industrials 64.4%
360 Networks, Inc.
     13.000% due 05/01/2008 (d)                            500           10
Abbey Healthcare Group
     9.500% due 11/01/2002                                 700          704
Adelphia Business Solutions, Inc.
     12.250% due 09/01/2004                                675          560
Adelphia Communications Corp.
     9.875% due 03/01/2007                               1,500        1,493
     9.375% due 11/15/2009                                 500          480
Alliant Techsystems, Inc.
     8.500% due 05/15/2011                               1,000        1,015

Allied Waste Industries, Inc.
     7.875% due 01/01/2009                               3,240        3,183
Allied Waste North America, Inc.
     7.625% due 01/01/2006                                 550          547
American Cellular Corp.
     9.500% due 10/15/2009                                 500          473
American Standard Cos., Inc.
     7.375% due 04/15/2005                               1,200        1,206
AmeriGas Partners LP
     10.000% due 04/15/2006                              1,000          999
     10.125% due 04/15/2007                              1,250        1,294
AM-FM, Inc.
     8.125% due 12/15/2007                               2,000        2,080
     8.000% due 11/01/2008                               2,000        2,079
Amphenol Corp.
     9.875% due 05/15/2007                                 510          551
Ball Corp.
     7.750% due 08/01/2006                                 650          662
     8.250% due 08/01/2008                                 250          254
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                 698          704
Beverly Enterprises, Inc.
     9.625% due 04/15/2009                               1,000        1,030
Briggs & Stratton Corp.
     8.875% due 03/15/2011                                 750          756
British Sky Broadcasting Group PLC
     7.300% due 10/15/2006                                 500          489
     8.200% due 07/15/2009                               2,000        1,980
Browning-Ferris Industries, Inc.
     6.100% due 01/15/2003                               1,250        1,227
Building Materials Corp.
     7.750% due 07/15/2005                                 200          123
     8.625% due 12/15/2006                                 250          149
     8.000% due 10/15/2007                                 200          114
Cadmus Communications Corp.
     9.750% due 06/01/2009                                 300          282
Canwest Media, Inc.
     10.625% due 05/15/2011                              1,000        1,020
Century Aluminum Co.
     11.750% due 04/15/2008                                500          523
Century Communications Corp.
     0.000% due 03/15/2003                                 650          543
Charter Communications Holdings LLC
     8.250% due 04/01/2007                              $  250    $     238
     8.625% due 04/01/2009                                 500          478
     10.000% due 04/01/2009                                375          383
     10.750% due 10/01/2009                              1,000        1,058
     9.625% due 11/15/2009                               1,400        1,409
     13.500% due 01/15/2011                                500          315
     0.000% due 04/01/2011 (c)                             700          481
Citizens Communications Co.
     8.500% due 05/15/2006                               1,000        1,028
Coltec Industries, Inc.
     7.500% due 04/15/2008                                 400          410
Consolidated Container
     10.125% due 07/15/2009                                450          456
Constellation Brands, Inc.
     8.500% due 03/01/2009                               1,000        1,011
Continental Airlines, Inc.
     7.033% due 06/15/2011                                 750          759
Cross Timbers Oil Co.
     9.250% due 04/01/2007                                 250          260
     8.750% due 11/01/2009                               1,450        1,490
Crown Castle International Corp.
     10.750% due 08/01/2011                                600          584
CSC Holdings, Inc.
     8.125% due 08/15/2009                               2,255        2,242
     7.625% due 04/01/2011                                 500          478
     9.875% due 02/15/2013                                 900          950
DaVITA, Inc.
     9.250% due 04/15/2011                               1,250        1,281
Dresser, Inc.
     9.375% due 04/15/2011                               1,850        1,882
Echostar Communications Corp.
     9.250% due 02/01/2006                               1,250        1,238
     9.375% due 02/01/2009                                 875          862
Electric Lightwave, Inc.
     6.050% due 05/15/2004                                 500          471
Extendicare Health Services
     9.350% due 12/15/2007                                 500          440
Fairpoint Communications, Inc.
     9.500% due 05/01/2008                                 850          684
Federal-Mogul Corp.
     7.750% due 07/01/2006                                 350          56
Ferrellgas Partners LP
     9.375% due 06/15/2006                               1,105       1,116
Fisher Scientific International
     9.000% due 02/01/2008                               1,150       1,139
Flag Ltd.
     8.250% due 01/30/2008                               1,000         790
Forest Oil Corp.
     10.500% due 01/15/2006                                500         533
Fox Sports Networks LLC
     8.875% due 08/15/2007                               2,250       2,351
Fox/Liberty Networks LLC
     0.000% due 08/15/2007 (c)                             750         716
Garden State Newspapers
     8.750% due 10/01/2009                                 850         820
     8.625% due 07/01/2011                                 250         239
Golden Northwest Aluminum
     12.000% due 12/15/2006                                125          57
Harrahs Operating Co., Inc.
     7.875% due 12/15/2005                               3,400       3,463
     7.500% due 01/15/2009                                 500         499
HCA - The Healthcare Co.
     6.910% due 06/15/2005                               1,000         986
     7.000% due 07/01/2007                                 700         681
     8.700% due 02/10/2010                               3,000       3,162
Henry Co.
     10.000% due 04/15/2008                                500         133
Hercules, Inc.
     11.125% due 11/15/2007                                900         896
HMH Properties, Inc.
     7.875% due 08/01/2005                                 500         493

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

High Yield Bond Portfolio
June 30, 2001 (Unaudited)

                                                   Principal
                                                      Amount              Value
                                                      (000s)             (000s)

Hollinger International Publishing
     8.625% due 03/15/2005                         $   1,650          $   1,650
     9.250% due 02/01/2006                               200                204
     9.250% due 03/15/2007                               650                657
HS Resources, Inc.
     9.250% due 11/15/2006                               900                947
Huntsman Corp.
     9.500% due 07/01/2007                               625                347
Huntsman Polymers Corp.
     11.750% due 12/01/2004                            1,000                730
Intermedia Communications, Inc.
     12.500% due 05/15/2006                              500                503
International Game Technology
     8.375% due 05/15/2009                             1,650              1,700
ISP Holdings, Inc.
     9.750% due 02/15/2002                             1,500              1,510
John Q. Hammons Hotels
     8.875% due 02/15/2004                             1,000                995
     9.750% due 10/01/2005                               100                101
Jones Intercable, Inc.
     8.875% due 04/01/2007                               550                587
Jupiters Ltd.
     8.500% due 03/01/2006                               600                594
K Mart Corp.
     9.780% due 01/05/2020                               300                261
Lear Corp.
     7.960% due 05/15/2005                               500                509
Level 3 Communications, Inc.
     11.000% due 03/15/2008                              700                312
     9.125% due 05/01/2008                               700                294
Leviathan Gas Corp.
     10.375% due 06/01/2009                              750                803
Lyondell Chemical Co.
     9.875% due 05/01/2007                             1,000                995
     9.625% due 05/01/2007                             1,000                998
MacDermid, Inc.
     9.125% due 07/15/2011                               400                404
Mandalay Resort Group
     6.750% due 07/15/2003                             1,600              1,560
     9.250% due 12/01/2005                               200                205
     10.250% due 08/01/2007                              500                520
Manor Care, Inc.
     8.000% due 03/01/2008                             1,000              1,010
McLeodUSA, Inc.
     8.375% due 03/15/2008                               500                273
     9.500% due 11/01/2008                               250                141
     11.500% due 05/01/2009                            1,500                923
Mediacom LLC
     9.500% due 01/15/2013                               350                338
Metromedia Fiber Network, Inc.
     10.000% due 11/15/2008                              750                289
MGM Grand, Inc.
     6.950% due 02/01/2005                               750                749
     9.750% due 06/01/2007                             2,000              2,144
     8.500% due 09/15/2010                               750                779
Millenium America, Inc.
     9.250% due 06/15/2008                               500                500
Mohegan Tribal Gaming Authority
     8.125% due 01/01/2006                             1,000              1,018
Newpark Resources, Inc.
     8.625% due 12/15/2007                             1,500              1,504
Nextel Communications, Inc.
     9.375% due 11/15/2009                             1,000                795
Nextlink Communications, Inc.
     10.750% due 06/01/2009                            1,400                455
     10.500% due 12/01/2009                              250                 81
NTL Communications Corp.
     11.500% due 10/01/2008                              500                333
Omnicare, Inc.
     8.125% due 03/15/2011                             1,700              1,725
P&L Coal Holdings
     8.875% due 05/15/2008                             1,033              1,085
Park Place Entertainment Corp.
     8.875% due 09/15/2008                         $   1,000          $   1,030
     8.125% due 05/15/2011                               500                494
Perry-Judd
     10.625% due 12/15/2007                              250                226
PharMerica, Inc.
     8.375% due 04/01/2008                             1,400              1,351
Physician Sales and Service, Inc.
     8.500% due 10/01/2007                             1,000                940
Piedmont Aviation, Inc.
     10.250% due 03/28/2005                              400                392
Pioneer National Resources Co.
     8.875% due 04/15/2005                               250                263
     8.250% due 08/15/2007                               250                257
     6.500% due 01/15/2008                               650                610
Price Communications Wireless, Inc.
     9.125% due 12/15/2006                             3,000              3,119
Pride International, Inc.
     9.375% due 05/01/2007                             1,600              1,688
Primedia, Inc.
     8.500% due 02/01/2006                             2,000              1,920
Quebecor Media, Inc.
     11.125% due 07/15/2011                            1,300              1,266
R & B Falcon Corp.
     9.125% due 12/15/2003                               750                784
     9.125% due 12/15/2008                               250                270
R.H. Donnelly, Inc.
     9.125% due 06/01/2008                               400                408
Rogers Cantel, Inc.
     8.300% due 10/01/2007                             1,500              1,410
     8.800% due 10/01/2007                               750                705
     9.375% due 06/01/2008                             1,000                995
Rural Cellular Corp.
     9.625% due 05/15/2008                               700                683
Safety-Kleen Corp.
     9.250% due 06/01/2008 (d)                         1,450                  0
     9.250% due 05/15/2009 (d)                           250                  0
SC International Services, Inc.
     9.250% due 09/01/2007                             1,300              1,399
Sprint Spectrum LP
     11.000% due 08/15/2006                              500                527
Starwood Hotels & Resorts
     6.750% due 11/15/2005                             1,650              1,604
Station Casinos, Inc.
     9.750% due 04/15/2007                               550                567
     8.875% due 12/01/2008                             1,000              1,005
Stone Container Corp.
     9.250% due 02/01/2008                               500                511
Synder Oil Corp.
     8.750% due 06/15/2007                               500                533
Telecorp PCS, Inc.
     10.625% due 07/15/2010                            1,000                945
Telewest Communications PLC
     11.000% due 10/01/2007 (b)                        1,500              1,260
     0.000% due 04/15/2009 (c)                           170                 84
Tembec Industries, Inc.
     8.500% due 02/01/2011                               800                820
Tenet Healthcare Corp.
     7.875% due 01/15/2003                             1,150              1,173
     8.625% due 12/01/2003                             2,193              2,261
     8.000% due 01/15/2005                               250                258
Triad Hospitals, Inc.
     8.750% due 05/01/2009                             1,000              1,023
Tritel PCS, Inc.
     10.375% due 01/15/2011                              900                828
U.S. Airways, Inc.
     9.625% due 09/01/2003                             1,825              1,841
     9.330% due 01/01/2006                               107                104
United Pan-Europe Communications NV
     10.875% due 08/01/2009                            1,000                358
Vintage Petroleum, Inc.
     9.000% due 12/15/2005                               800                828
     7.875% due 05/15/2011                               500                488

8 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                Principal
                                                   Amount      Value
                                                   (000s)     (000s)

VoiceStream Wireless Corp.
   10.375% due 11/15/2009                        $    600   $    687
Waste Management, Inc.
   6.375% due 12/01/2003                              500        501
   7.375% due 08/01/2010                              500        503
   7.650% due 03/15/2011                            2,000      2,034
WCG Corp.
   8.250% due 03/15/2004                            1,500      1,494
Western Gas Resources, Inc.
   10.000% due 06/15/2009                             750        806
Williams Communications Group, Inc.
   10.700% due 10/01/2007                              50         21
   10.875% due 10/01/2009                           1,050        431
World Color Press, Inc.
   7.750% due 02/15/2009                              250        245
Worldwide Fiber, Inc.
   12.000% due 08/01/2009                           3,500         61
Young Broadcasting, Inc.
   10.000% due 03/01/2011                           1,500      1,448
                                                            --------
                                                             142,535
                                                            --------
Utilities 12.3%
   AES Corp.
   8.750% due 06/15/2008                              500        494
   9.375% due 09/15/2010                            1,800      1,826
American Tower Corp.
   9.375% due 02/01/2009                              950        891
AT&T Canada, Inc.
   0.000% due 06/15/2008(c)                         1,325      1,121
AT&T Wireless Services, Inc.
   7.875% due 03/01/2011                            1,250      1,254
Azurix Corp.
   10.375% due 02/15/2007                           1,550      1,573
Calpine Corp.
   7.625% due 04/15/2006                            1,000        967
   10.500% due 05/15/2006                             175        179
   8.750% due 07/15/2007                            1,700      1,684
   7.875% due 04/01/2008                              600        573
   7.750% due 04/15/2009                              200        190
CMS Energy Corp.
   8.125% due 05/15/2002                              500        505
   6.750% due 01/15/2004                              500        487
   7.000% due 01/15/2005                            1,000        967
   7.500% due 01/15/2009                            1,500      1,390
EL Paso Energy Partners LP
   8.500% due 06/01/2011                              500        503
France Telecom
   7.750% due 03/01/2011                            1,750      1,787
Insight Midwest LP
   10.500% due 11/01/2010                           2,000      2,120
Key Energy Services, Inc.
   8.375% due 03/01/2008                            1,650      1,675
LIN Television Corp.
   8.000% due 01/15/2008                            1,000        970
Mastec, Inc.
   7.750% due 02/01/2008                            1,000        845
Mediacom Broadband LLC
   11.000% due 07/15/2013                             750        767
Mission Energy Holding Co.
   13.500% due 07/15/2008                             600        594
Niagara Mohawk Power Co.
   8.500% due 07/01/2010                            1,500      1,297
Pogo Producing Co.
   8.250% due 04/15/2011                            1,500      1,507
SESI LLC
   8.875% due 05/15/2011                            1,000      1,008
                                                            --------
                                                              27,174
                                                            --------
Total Corporate Bonds & Notes                                180,495
                                                            --------
(Cost $192,478)

MORTGAGE-BACKED SECURITIES 5.0%

Collateralized Mortgage Obligations 1.4%
Sasco Floating Rate Commercial Mortgage Trust
    5.056% due 04/25/2003 (b)                    $  1,100   $  1,099
Washington Mutual, Inc.
    6.398% due 10/19/2039                           2,000      2,062
                                                            --------
                                                               3,161
                                                            --------
Fannie Mae 3.6%
    6.000% due 07/19/2016                           8,000      7,879
                                                            --------
Total Mortgage-Backed Securities                              11,040
                                                            --------
(Cost $10,982)


ASSET-BACKED SECURITIES 2.4%


Airplanes Pass Through Trust
   10.875% due 03/15/2019                             593        371
Conseco Finance
    9.300% due 10/15/2030                           1,300      1,362
Emmis Communications Corp.
    7.257% due 08/31/2009                           1,500      1,492
SPX Corp.
    9.400% due 06/14/2005                           1,000      1,000
VoiceStream
    7.840% due 02/15/2009                           1,000      1,000
                                                            --------
Total Asset-Backed Securities                                  5,225
                                                            --------
(Cost $5,415)


SOVEREIGN ISSUES 0.8%


Republic of Egypt
    8.750% due 07/11/2011                             750        749
United Mexican States
   10.375% due 02/17/2009                           1,000      1,117
                                                            --------
Total Sovereign Issues                                         1,866
                                                            --------
(Cost $1,879)


CONVERTIBLE BONDS & NOTES 1.2%


Industrial 0.4%
Hilton Hotels Corp.
    5.000% due 05/15/2006                             500        452
Omnicare, Inc.
    5.000% due 12/01/2007                             500        441
                                                            --------
                                                                 893
                                                            --------
Utilities 0.8%
Nextel Communications, Inc.
    5.250% due 01/15/2010                           1,000        615
Rogers Communication, Inc.
    2.000% due 11/26/2005                           1,500      1,171
                                                            --------
                                                               1,786
                                                            --------
Total Convertible Bonds & Notes                                2,679
                                                            --------
(Cost $2,554)


PREFERRED STOCK 2.1%


                                                    Shares
CSC Holdings, Inc.
   11.125% due 04/01/2008                           3,374        361
Fresenius Medical Care
    9.000% due 12/01/2006                           1,525      1,556
    7.875% due 02/01/2008                           2,850      2,785
                                                            --------
Total Preferred Stock                                          4,702
                                                            --------
(Cost $4,733)

                           See accompanying notes |6.30.01| Semi-Annual Report 9

High Yield Bond Portfolio
June 30, 2001 (Unaudited)

                                                  Principal
                                                   Amount      Value
                                                   (000s)     (000s)

--------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 9.6%
--------------------------------------------------------------------
Commercial Paper 9.0%
Anz, Inc.
   3.545% due 11/21/2001                         $  3,700  $   3,647
Fannie Mae
   3.530% due 09/12/2001                            3,200      3,176
   4.020% due 10/04/2001                              300        297
   4.005% due 11/01/2001                            3,600      3,551
Federal Home Loan Bank
   3.940% due 08/03/2001                              100        100
   4.000% due 10/31/2001                              500        493
Freddie Mac
   4.110% due 08/02/2001                              100        100
General Electric Capital Corp.
   3.600% due 09/05/2001                            4,400      4,371
   3.550% due 10/02/2001                            1,500      1,485
Halifax PLC
   3.900% due 09/12/2001                              100         99
Queensland Treasury Corp.
   4.240% due 07/23/2001                              400        398
Reseau Ferre De France
   4.590% due 07/25/2001                              200        199
Swedbank, Inc.
   3.900% due 09/05/2001                            1,000        993
UBS Finance, Inc.
   3.710% due 09/06/2001                              400        397
   3.550% due 12/19/2001                              700        687
                                                            --------
                                                              19,993
                                                            --------
Repurchase Agreement 0.6%
State Street Bank
   3.350% due 07/02/2001                            1,300      1,300
   (Dated 06/29/2001. Collateralized by Fannie Mae
   6.375% due 06/15/2009 valued at $1,329.
   Repurchase proceeds are $1,300.)
                                                           ---------
Total Short-Term Instruments                                  21,293
                                                           ---------
(Cost $21,300)

Total Investments (a) 102.7%                               $ 227,300
(Cost $239,341)

Other Assets and Liabilities (Net) (2.7%)                     (5,993)
                                                            --------
Net Assets 100.0%                                          $ 221,307
                                                            --------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                             $   2,891

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                             (14,932)
                                                            --------

Unrealized depreciation-net                                $ (12,041)
                                                            --------

(b) Variable rate security. The rate listed is as of June 30, 2001.

(c) Security becomes interest bearing at a future date.

(d) Security is in default.

10 Semi-Annual Report |6.30.01| See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The High Yield Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1998.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards. Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

                                               6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class' average daily net assets of the Portfolio. The Administration Fee for Institutional and Administrative Classes is charged at the annual rate of 0.35%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees and organizational expenses cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage the Portfolio's average daily net assets attributable to each class):

                                  Institutional Class       Administrative Class
--------------------------------------------------------------------------------
High Yield Bond Portfolio                       0.60%                      0.75%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Organization Expense. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio's commencement of operations.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                 U.S. Government/Agency                       All Other
                              -----------------------------------------------------------------
                                      Purchases          Sales      Purchases           Sales
-----------------------------------------------------------------------------------------------
High Yield Bond Portfolio        $   7,963          $  7,948        $   199,751      $  116,821

12 Semi-Annual Report | 6.30.01

5. Federal Income Tax Matters

As of December 31, 2000, the High Yield Bond Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $1,260 of capital losses during the period November 1, 2000 through December 31, 2000 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards:

                                                Capital Loss Carryforwards
                                           ------------------------------------
                                           Realized Losses           Expiration
                                           ------------------------------------
High Yield Bond Portfolio                     $     75,638           12/31/2006
                                                   821,912           12/31/2007
                                                10,682,637           12/31/2008

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                           High Yield Bond Portfolio
                                                           ------------------------------------------------------
                                                           Period Ended    06/30/2001    Year Ended    12/31/2000
                                                                 Shares        Amount        Shares        Amount
                                                           ------------------------------------------------------
Receipts for shares sold
   Administrative Class                                          12,547    $  104,842        11,346    $   98,676
Issued as reinvestment of distributions
   Administrative Class                                           1,027         8,459         1,586        13,713
Cost of shares redeemed
   Administrative Class                                          (6,177)      (51,370)       (9,020)      (78,827)
Net increase resulting from Portfolio share transactions          7,397    $   61,931         3,912    $   33,562
-----------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                      Number     % of Portfolio Held
                                      ------------------------------
High Yield Bond Portfolio
   Administrative Class                    1                      93

                                             | 6.30.01 | Semi-Annual Report 13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy, Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                      REAL RETURN BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

CONTENTS
 Chairman's Letter...................................................   1
 Financial Highlights................................................   3
 Statement of Assets and Liabilities.................................   4
 Statement of Operations.............................................   5
 Statements of Changes in Net Assets.................................   6
 Statement of Cash Flows.............................................   7
 Notes to Financial Statements.......................................   9

                                                           Fund                Schedule of
                                                           Summary             Investments
 Real Return Bond Portfolio (Administrative Class)..........    2                    8

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Real Return Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum real return, consistent with preservation of real capital and prudent investment management

Portfolio:

Primarily inflation-indexed fixed income securities

Duration:

1.87 years

Total Net Assets:

$4.7 million

Sector Breakdown:*

                                    [GRAPH]

                         U.S. Treasury Obligations   50.9%
                         Short-Term Instruments      23.1%
                         Corporate Bonds and Notes   13.2%
                         U.S. Government Agencies     6.6%
                         Other                        6.2%

Quality Breakdown:*

                                    [GRAPH]

                              AAA      83.4%
                               AA       7.9%
                                A       8.7%


*% of Total Investments as of June 30, 2001


PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                           Real Return Bond Portfolio        Lehman Brothers
                           (Administrative Class)            Inflation Linked
                           (Incep. 9/30/1999)                Treasury Index
-------------------------------------------------------------------------------
6 Months                                7.37%                        6.51%
1 Year                                 14.95%                       12.90%
Since Inception*                       12.28%                          --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                             Real Return          Lehman Brothers
         Month           Bond Portfolio Admin.    Inflation Linked
                                Class              Treasury Index
    ==============         ================        ==============
      09/30/1999                10,000                 10,000
      10/31/1999                10,013                 10,020
      11/30/1999                10,090                 10,081
      12/31/1999                9,997                  10,000
      01/31/2000                10,060                 10,045
      02/29/2000                10,131                 10,139
      03/31/2000                10,441                 10,434
      04/30/2000                10,545                 10,573
      05/31/2000                10,489                 10,545
      06/30/2000                10,655                 10,678
      07/31/2000                10,737                 10,769
      08/31/2000                10,822                 10,849
      09/30/2000                10,913                 10,905
      10/31/2000                11,100                 11,037
      11/30/2000                11,269                 11,197
      12/31/2000                11,407                 11,318
      01/31/2001                11,711                 11,555
      02/28/2001                11,902                 11,750
      03/31/2001                12,000                 11,863
      04/30/2001                12,122                 11,929
      05/31/2001                12,263                 12,070
      06/30/2001                12,247                 12,056



Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio's Administrative Class inception on 9/30/1999, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Real Return Bond Portfolio returned 7.37% for Administrative Class shares for the first half of 2001, 0.86% greater than its benchmark, the Lehman Brothers Inflation Linked Treasury Index.
 .    Treasury Inflation Protection Securities (TIPS) outperformed the conventional, or non-inflation-indexed, debt sectors during the first half due to falling real yields and attractive inflation adjustments.
 .    Managing the Portfolio's duration to be above benchmark aided returns as real yields dropped by up to 0.50% for intermediate maturities and 0.25%
     for long maturities.
 .    Overweighting shorter-maturity TIPS improved returns as the real yield curve steepened with shorter-term yields falling the most.
 .    Allocations to U.S. agency and corporate real return bonds were beneficial for returns due to higher real yields and reduced credit premiums relative to TIPS.
 .    Cash-backing strategies, combined with real return bond exposures, increased the Portfolio's yield and return performance.
 .    Longer-term TIPS real yields were 3.4% to 3.5% at June 30, 2001, which were less than 2.0% below the yields of similar maturity Treasuries. In contrast, the rolling 12-month increase in the Consumer Price Index-All Urban Consumers Index was 3.2% as of June 2001.

 2 Semi-Annual Report | 6.30.01

Financial Highlights

Real Return Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:            06/30/2001 (d) 12/31/2000  12/31/1999 (b)
Net asset value beginning of period                              $   10.34      $     9.80  $    10.00
Net investment income (a)                                             0.43            0.64        0.20
Net realized / unrealized gain (loss) on investments (a)              0.33            0.69       (0.20)
Total income from investment operations                               0.76            1.33        0.00
Dividends from net investment income                                 (0.37)          (0.79)      (0.20)
Total distributions                                                  (0.37)          (0.79)      (0.20)
Net asset value end of period                                    $   10.73      $    10.34   $    9.80
Total return                                                          7.37%          14.11%      (0.03)%
Net assets end of period (000s)                                  $   4,687      $      448   $   3,000
Ratio of expenses to average net assets                               0.65%*          0.65%       0.65%(c)*
Ratio of net investment income to average net assets                  7.98%*          6.69%       7.72%*
Portfolio turnover rate                                                 10%             18%         23%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on September 30, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.92% for the period ended December 31, 1999.
(d)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Real Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:
Investments, at value                                            $        7,557
Interest and dividends receivable                                            65
Other assets                                                                  1
                                                                          7,623
--------------------------------------------------------------------------------

Liabilities:

Payable for financing transactions                               $        2,919
Accrued investment advisory fee                                               1
Accrued administration fee                                                    1
Accrued servicing fee                                                         1
                                                                          2,922
--------------------------------------------------------------------------------

Net Assets                                                       $        4,701
--------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                  $        4,436
Undistributed net investment income                                           5
Accumulated undistributed net realized gain                                  39
Net unrealized appreciation                                                 221
                                                                 $        4,701
--------------------------------------------------------------------------------

Net Assets:

Institutional Class                                              $           14
--------------------------------------------------------------------------------
Administrative Class                                                      4,687

Shares Issued and Outstanding:

Institutional Class                                                           2
Administrative Class                                                        437


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                              $        10.73
Administrative Class                                                      10.73

Cost of Investments Owned                                        $        7,336
--------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Real Return Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                            $       160
   Total Income                                                             160


Expenses:

Investment advisory fees                                                      5
Administration fees                                                           5
Distribution and/or servicing fees - Administrative Class                     2
   Total Expenses                                                            12

Net Investment Income                                                       148
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain:

Net realized gain on investments                                             34
Net change in unrealized appreciation on investments                        113
   Net Gain                                                                 147

Net Increase in Assets Resulting from Operations                    $       295
-------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Real Return Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                             Six Months Ended            Year Ended
Increase (Decrease) in Net Assets from:                         June 30, 2001     December 31, 2000

Operations:
Net investment income                                        $            148          $        256
Net realized gain                                                          34                    16
Net change in unrealized appreciation                                     113                   162
Net increase resulting from operations                                    295                   434
---------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
     Institutional Class                                                  (40)                 (196)
     Administrative Class                                                (108)                  (60)


Total Distributions                                                      (148)                 (256)
---------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                      0                 3,124
   Administrative Class                                                 6,010                   511
Issued as reinvestment of distributions
   Institutional Class                                                     40                   196
   Administrative Class                                                   108                    60
Cost of shares redeemed
   Institutional Class                                                 (3,436)                 (100)
   Administrative Class                                                (1,910)               (3,227)
Net increase resulting from Portfolio share transactions                  812                   564

Total Increase in Net Assets                                 $            959          $        742
---------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                     3,742                 3,000
End of period *                                              $          4,701          $      3,742


*Including net undistributed investment income of:           $              5          $          5

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Cash Flows

Real Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:

Financing Activities

Sales of Portfolio shares                                              $     6,010
Redemptions of Portfolio shares                                             (5,264)
Cash distributions paid                                                          0
Proceeds from financing transactions                                          (964)
Net (decrease) from financing activities                                      (218)
----------------------------------------------------------------------------------

Operating Activities

Purchases of long-term securities and foreign currency                        (682)
Proceeds from sales of long-term securities and foreign currency             1,121
Purchases of short-term securities (net)                                      (283)
Net investment income                                                          148
Change in other receivables/payables (net)                                     (86)
Net increase from operating activities                                         218
----------------------------------------------------------------------------------

Net Increase in Cash                                                             0
----------------------------------------------------------------------------------

Cash

Beginning of period                                                              0
End of period                                                          $         0
----------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Schedule of Investments

Real Return Bond Portfolio
June 30, 2001 (Unaudited)
                                                          Principal
                                                             Amount      Value
                                                             (000s)      (000s)

--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 21.2%
--------------------------------------------------------------------------------

Banking & Finance 19.1%
General Motors Acceptance Corp.
   4.118% due 12/09/2002 (d) $                                  150  $      151
J.P. Morgan & Co., Inc.
   8.079% due 02/15/2012 (d)                                    450         409
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (d)                                    335         336
                                                                     -----------
                                                                            896
                                                                     -----------
Utilities 2.1%
British Telecom PLC
   5.185% due 12/15/2003 (d)                                    100         101
                                                                     -----------
Total Corporate Bonds & Notes                                               997
                                                                     -----------
(Cost $982)

U.S. GOVERNMENT AGENCIES 10.7%

Federal Home Loan Bank
   5.804% due 02/15/2002 (d)                                    500         502
                                                                     -----------
Total U.S. Government Agencies                                              502
                                                                     -----------
(Cost $497)

U.S. TREASURY OBLIGATIONS 81.8%

Treasury Inflation Protected Securities (c)
   3.375% due 01/15/2007 (b)                                  2,233       2,261
   3.625% due 01/15/2008 (b)                                    109         112
   3.875% due 01/15/2009                                        270         279
   0.000% due 04/15/2028 (b)                                    602         616
   3.875% due 04/15/2029                                        538         576
                                                                     -----------
Total U.S. Treasury Obligations                                           3,844
                                                                     -----------
(Cost $3,648)

MORTGAGE-BACKED SECURITIES 2.0%

Fannie Mae 2.0%
   8.348% due 11/01/2024                                         90          94
                                                                     -----------
Total Mortgage-Backed Securities                                             94
                                                                     -----------
(Cost $90)

ASSET-BACKED SECURITIES 8.0%

SallieMae
   3.991% due 10/25/2005 (d)                                    375         374
                                                                     -----------
Total Asset-Backed Securities                                               374
                                                                     -----------
(Cost $373)

SHORT-TERM INSTRUMENTS 37.1%

Commercial Paper 31.5%
Anz, Inc.
   3.540% due 11/21/2001                                        200         197
Electricite De France
   3.790% due 08/22/2001                                        100          99
Fannie Mae
   0.010% due 12/20/2001                                        600         590
General Electric Capital Corp.
   3.940% due 08/15/2001                                        200         199
KFW International Finance, Inc.
   3.840% due 07/30/2001                                        200         199
UBS Finance, Inc.
   3.550% due 12/19/2001                                        200         197
                                                                     -----------
                                                                          1,481
                                                                     -----------
Repurchase Agreement 5.6%
State Street Bank
   3.350% due 07/02/2001                                        265         265
   (Dated 06/29/2001. Collateralized by
   Freddie Mac 5.000% due 04/30/2003
     valued at $273.
   Repurchase proceeds are $265.)

                                                                     -----------
Total Short-Term Instruments                                              1,746
                                                                     -----------
(Cost $1,746)

Total Investments (a) 160.8%                                         $    7,557
(Cost $7,336)

Other Assets and Liabilities (Net) (60.8%)                               (2,856)
                                                                     -----------

Net Assets 100.0%                                                    $    4,701
                                                                     -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                                    $      226

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                            (4)
                                                                     -----------

Unrealized appreciation-net                                          $      222
                                                                     -----------

(b) Subject to a financing transaction.

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Real Return Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, |the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                | 6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributiors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

10 Semi-Annual Report | 6.30.01

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                    Institutional Class     Administrative Class
--------------------------------------------------------------------------------
Real Return Bond Portfolio                        0.50%                    0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                              U.S. Government/Agency           All Other
                             -------------------------------------------------
                                 Purchases    Sales     Purchases     Sales
------------------------------------------------------------------------------
Real Return Bond Portfolio       $     614    $ 894     $       0     $   0

                                                 6.30.01 | Semi-Annual Report 11

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                          Real Return Bond Portfolio
                                                              -------------------------------------------------
                                                              Period Ended 06/30/2001    Year Ended 12/31/2000
                                                                    Shares     Amount        Shares     Amount
                                                              -------------------------------------------------
Receipts for shares sold
  Institutional Class                                                    0    $     0           310   $  3,124
  Administrative Class                                                 561      6,010            50        511
Issued as reinvestment of distributions
  Institutional Class                                                    4         40            19        196
  Administrative Class                                                  10        108             6         60
Cost of shares redeemed
  Institutional Class                                                 (321)    (3,436)          (10)      (100)
  Administrative Class                                                (177)    (1,910)         (319)    (3,227)
Net increase resulting from Portfolio share transactions                77    $   812            56   $    564
---------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                        Number   % of Portfolio Held
--------------------------------------------------------------------
Real Return Bond Portfolio
      Administrative Class                   1                   100
      Institutional Class                    1                   100

12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy, Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                       SHORT-TERM BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                               -----------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter.............................................................1
Financial Highlights..........................................................3
Statement of Assets and Liabilities...........................................4
Statement of Operations.......................................................5
Statements of Changes in Net Assets...........................................6
Notes to Financial Statements.................................................9

                                                 Fund                            Schedule of
                                                 Summary                         Investments
Short-Term Bond Portfolio (Administrative Class).....2                               7-8

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Short-Term Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments and short maturity fixed income securities

Duration:

0.64 years

Total Net Assets:

$4.2 million

Section Breakdown:*

                                    [GRAPH]

                         Corporate Bonds and Notes  57.1%
                         Mortgage-Backed Securities 20.6%
                         U.S. Treasury Obligations  13.3%
                         Short-Term Instruments      6.4%
                         Other                       2.6%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA   42.2%
                                   AA    5.6%
                                    A   27.9%
                                  BBB   24.3%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                Short-Term Bond Portfolio         Salomon Smith Barney
                (Administrative Class)            3-Month U.S. Treasury
                (Incep. 9/30/1999)                Bill Index
-----------------------------------------------------------------------
6 Months                    2.63%                          2.49%
1 Year                      6.14%                          5.64%
Since Inception*            5.96%                            --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                   [GRAPH]

                         Short-Term           Salomon Smith Barney
                       Bond Portfolio        3-Month U.S. Treasury
      Month             Admin. Class               Bill Index
========================================================================
    09/30/1999              10,000                   10,000
    10/31/1999              10,042                   10,041
    11/30/1999              10,081                   10,081
    12/31/1999              10,132                   10,125
    01/31/2000              10,175                   10,169
    02/29/2000              10,218                   10,213
    03/31/2000              10,267                   10,261
    04/30/2000              10,310                   10,309
    05/31/2000              10,369                   10,360
    06/30/2000              10,426                   10,408
    07/31/2000              10,486                   10,458
    08/31/2000              10,562                   10,510
    09/30/2000              10,632                   10,562
    10/31/2000              10,692                   10,618
    11/30/2000              10,749                   10,672
    12/31/2000              10,782                   10,729
    01/31/2001              10,858                   10,784
    02/28/2001              10,920                   10,831
    03/31/2001              10,965                   10,878
    04/30/2001              10,984                   10,920
    05/31/2001              11,047                   10,961
    06/30/2001              11,066                   10,996

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio's Administrative Class inception on 9/30/1999, compared to the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Bond Portfolio's share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Total Return Performance of the Short-Term Bond Portfolio
     Administrative Class was 2.63% for the six-months ended June 30, 2001 outperforming the 2.49% return posted by the benchmark Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
 .    The Federal Reserve cut rates six times, bringing total easing since the beginning of the year to 2.75%.
 .    Duration was below the benchmark for most of the period, which had a negative impact as short-term interest rates fell. Duration extended beyond the benchmark at the end of the period.
 .    Investment grade corporates boosted performance as optimism about growth and profits rose early in the quarter; although some of this optimism faded later in the period.
 .    A mortgage emphasis was slightly positive as mortgage rates stabilized and prepayment concerns moderated.
 .    Asset-backed bonds helped performance due to the attractive yields provided by these securities.
 .    Real return bonds added to returns as real yields fell.
 .    The 30-day yield at June 30, 2001 was 6.16%.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Short-Term Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:    06/30/2001 (d)    12/31/2000     12/31/1999 (b)

Net asset value beginning of period                      $       10.01     $    10.00     $       10.00
Net investment income (a)                                         0.29           0.53              0.13
Net realized / unrealized on
investments (a)                                                  (0.03)          0.09              0.00
Total income from investment operations                           0.26           0.62              0.13
Dividends from net investment income                             (0.29)         (0.61)            (0.13)
Total distributions                                              (0.29)         (0.61)            (0.13)
Net asset value end of period                            $        9.98     $    10.01     $       10.00
Total return                                                      2.63%          6.42%             1.32%
Net assets end of period (000s)                          $         641     $       37     $       3,040
Ratio of expenses to average net assets                           0.60%*         0.60%             0.60%(c)*
Ratio of net investment income to average net
assets                                                            5.80%*         5.27%             5.17%*
Portfolio turnover rate                                            222%           281%              N/A

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on September 30, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.42% for the period ended December 31, 1999.
(d) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                           $       5,025
Cash                                                                                      165
Interest and dividends receivable                                                          45
                                                                                        5,235
---------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts        $         371
Payable for financing transactions                                                        680
Accrued investment advisory fee                                                             1
Accrued administration fee                                                                  1
                                                                                        1,053
---------------------------------------------------------------------------------------------

Net Assets                                                                      $       4,182
---------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                 $       4,194
Undistributed net investment income                                                         7
Accumulated undistributed net realized gain                                                11
Net unrealized (depreciation)                                                             (30)
                                                                                $       4,182
---------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                             $       3,541
Administrative Class                                                                      641


Shares Issued and Outstanding:

Institutional Class                                                                       354
Administrative Class                                                                       65


Net Asset Value and Redemption Price Per Share
    (Net Assets Per Share Outstanding)

Institutional Class                                                             $        9.98
Administrative Class                                                                     9.98
---------------------------------------------------------------------------------------------
Cost of Investments Owned                                                       $       5,052
---------------------------------------------------------------------------------------------


4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Short-Term Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                            $         120
   Total Income                                                                               120


Expenses:

Investment advisory fees                                                                        4
Administration fees                                                                             4
   Total Expenses                                                                               8

Net Investment Income                                                                         112
-------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                               11
Net change in unrealized (depreciation) on investments                                        (23)
Net change in unrealized (depreciation) on futures contracts and written options               (3)
   Net (Loss)                                                                                 (15)

Net Increase in Assets Resulting from Operations                                    $          97
-------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                               Six Months Ended            Year Ended
Increase (Decrease) in Net Assets from:                           June 30, 2001     December 31, 2000

Operations:
Net investment income                                            $          112       $           197
Net realized gain                                                            11                     7
Net change in unrealized (depreciation)                                     (26)                   (4)
Net increase resulting from operations                                       97                   200
-----------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
 Institutional Class                                                       (104)                 (144)
 Administrative Class                                                        (8)                  (54)

Total Distributions                                                        (112)                 (198)
-----------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
 Institutional Class                                                         63                 3,229
 Administrative Class                                                       999                    37
Issued as reinvestment of distributions
 Institutional Class                                                        104                   157
 Administrative Class                                                         8                    41
Cost of shares redeemed
 Institutional Class                                                         (2)                   (1)
 Administrative Class                                                      (400)               (3,080)
Net increase resulting from Portfolio share transactions                    772                   383

Total Increase in Net Assets                                     $          757       $           385
-----------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                       3,425                 3,040
End of period*                                                   $        4,182       $         3,425

*Including net undistributed investment income of:               $            7       $             7

6  Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)

--------------------------------------------------------------------------------
        CORPORATE BONDS & NOTES 68.5%
--------------------------------------------------------------------------------

Banking & Finance 32.4%
AT&T Capital Corp.
    7.000% due 08/15/2001                              $     100      $     100
Banponce Financial Corp.
    6.750% due 08/09/2001                                    100            100
Bear Stearns Co., Inc.
    1.147% due 09/21/2004 (d)                                100            100
Countrywide Home Loans
    6.900% due 10/02/2001                                    100            101
Ford Motor Credit Co.
    4.156% due 08/27/2001 (d)                                100            100
Heller Financial, Inc.
    6.500% due 11/01/2001                                    100            101
Korea Development Bank
    7.125% due 09/17/2001                                    100            100
Lehman Brothers Holdings, Inc.
    6.200% due 01/15/2002                                     50             50
MBNA Corp.
    4.230% due 09/13/2001 (d)                                100            100
National Consumer Coop Bank
    5.160% due 10/26/2001 (d)                                100            100
Paine Webber
    6.585% due 07/23/2001                                    100            100
PS Colorado Credit Corp.
    4.680% due 05/30/2002 (d)                                100            100
Qwest Capital Funding, Inc.
    6.875% due 08/15/2001                                    100            100
Wells Fargo & Co.
    8.375% due 05/15/2002                                    100            104
                                                                      ----------
                                                                          1,356
                                                                      ----------
Industrials 19.2%
Clear Channel Communications, Inc.
    4.440% due 06/15/2002 (d)                                100            101
DaimlerChrysler North America Holding Corp.
    6.670% due 02/15/2002                                    100            101
    4.647% due 12/16/2002 (d)                                100            100
International Paper Co.
    5.603% due 07/08/2002 (d)                                100            100
Raytheon Co.
    6.450% due 08/15/2002                                    100            100
Safeway, Inc.
    5.875% due 11/15/2001                                    100            101
    7.000% due 09/15/2002                                    100            102
Staples, Inc.
    4.925% due 11/26/2001 (d)                                100            100
                                                                      ----------
                                                                            805
                                                                      ----------
Utilities 16.9%
Allete
    5.677% due 10/20/2003 (d)                                100            100
British Telecom PLC
    5.185% due 12/15/2003 (d)                                100            101
Carolina Power & Light Energy, Inc.
    4.860% due 07/29/2002 (d)                                100            100
Indiana Michigan Power Co.
    4.615% due 09/03/2002 (d)                                100            100
Scana Corp.
    5.410% due 07/15/2002 (d)                                100            100
Southern California Edison Co.
    6.513% due 05/01/2002 (d)                                100             75
Texas Utilities Electric Co.
    4.536% due 12/20/2002 (d)                                 30             30
    4.310% due 06/15/2003                                    100            100
                                                                      ----------
                                                                            706
                                                                      ----------
Total Corporate Bonds & Notes                                             2,867
                                                                      ----------
(Cost $2,884)

U.S. TREASURY OBLIGATIONS 16.0%

Treasury Inflation Protected Securities
    3.875% due 01/15/2009 (e)                                647            669
                                                                      ----------
Total U.S. Treasury Obligations                                             669
                                                                      ----------
(Cost $676)

MORTGAGE-BACKED SECURITIES 24.8%

Collateralized Mortgage Obligations 23.9%
Fannie Mae
    6.500% due 10/25/2007                              $      47      $      47
    6.000% due 01/25/2018                                    164            164
    6.750% due 03/25/2019                                     75             75
Freddie Mac
    6.500% due 04/15/2021                                    699            708
Nomura Asset Securities Corp.
    6.625% due 01/25/2009                                      5              5
                                                                      ----------
                                                                            999
                                                                      ----------
Freddie Mac 0.9%
    6.000% due 07/15/2008                                     37             36
                                                                      ----------
Total Mortgage-Backed Securities                                          1,035
                                                                      ----------
(Cost $1,037)

ASSET-BACKED SECURITIES 3.1%

EQCC Home Equity Loan Trust
    8.340% due 08/15/2025                                    100            100
SallieMae
    3.961% due 10/25/2004 (d)                                 31             31
                                                                      ----------
Total Asset-Backed Securities                                               131
                                                                      ----------
(Cost $132)

SHORT-TERM INSTRUMENTS 7.7%

Commercial Paper 5.2%
Dupont De Nemours & Co.
    3.590% due 09/21/2001                                    200            198
General Electric Capital Corp.
    6.150% due 11/15/2001                                     20             20
                                                                      ----------
                                                                            218
                                                                      ----------
Repurchase Agreement 2.3%
State Street Bank
    3.350% due 07/02/2001                                     95             95
                                                                      ----------
    (Dated 06/29/2001. Collateralized by Fannie Mae
    6.250% due 11/20/2001 valued at $102.
    Repurchase proceeds are $95.)

U.S. Treasury Bills 0.2%
    0.010% due 10/18/2001 (b)                                 10             10
                                                                      ----------
Total Short-Term Instruments                                                323
                                                                      ----------
(Cost $323)

Total Investments (a) 120.1%                                          $   5,025
(Cost $5,052)

Other Assets and Liabilities (Net) (20.1%)                                 (843)
                                                                      ----------
Net Assets 100.0%                                                     $   4,182
                                                                      ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $       9

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                            (36)
                                                                      ----------
Unrealized depreciation-net                                           $     (27)
                                                                      ----------

                            See accompany notes | 6.30.01 | Semi-Annual Report 7

Short-Term Bond Portfolio

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                               Unrealized
                                              # of            Appreciation/
Type                                        Contracts         (Depreciation)
---------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                   1         $           0
Eurodollar September Futures (09/2003)              1                    (1)
Eurodollar December Futures (12/2003)               1                    (1)
Eurodollar March Futures (03/2004)                  1                    (1)
                                                              -------------
                                                              $          (3)
                                                              -------------
(c) Swap agreements outstanding at June 30, 2001:

                                             Notional            Unrealized
Type                                           Amount          Appreciation
---------------------------------------------------------------------------
Receive fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of WorldCom.

Broker: J.P. Morgan Securities, Inc.
Exp. 11/25/2002                              $    400         $           0
                                                              -------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Short-Term Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
  Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
  Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio offering Administrative Class shares in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during the current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

10  Semi-Annual Report | 6.30.01

     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                Institutional Class        Administrative Class
--------------------------------------------------------------------------------
Short-Term Bond Portfolio                     0.45%                       0.60%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):


                                                 U.S. Government/Agency                         All Other
                                              ---------------------------------------------------------------------
                                                      Purchases          Sales         Purchases           Sales
-------------------------------------------------------------------------------------------------------------------
Short-Term Bond Portfolio                      $      6,488        $  4,488            $ 3,011             $  2,698

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                            Short-Term Bond Portfolio
                                                                             -----------------------------------------------------
                                                                             Period Ended    06/30/2001     Year Ended  12/31/2000
                                                                                   Shares        Amount         Shares      Amount
                                                                             -----------------------------------------------------
Receipts for shares sold
   Institutional Class                                                            6           $   63            322       $   3,229
   Administrative Class                                                         100              999              4              37
Issued as reinvestment of distributions
   Institutional Class                                                           10              104             16             157
   Administrative Class                                                           1                8              4              41
Cost of shares redeemed
   Institutional Class                                                            0               (2)             0              (1)
   Administrative Class                                                         (40)            (400)          (308)         (3,080)
Net increase resulting from Portfolio share transactions                         77           $  772             38       $     383
------------------------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                    Number    % of Portfolio Held
                                    -----------------------------
Short-Term Bond Portfolio
     Administrative Class                5                    100
     Institutional Class                 2                    100

                                                 6.30.01 | Semi-Annual Report 11

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
     Brent R. Harris, Chairman and Trustee
     R. Wesley Burns, President and Trustee
     Guilford C. Babcock, Trustee
     E. Philip Cannon, Trustee
     Vern O. Curtis, Trustee
     J. Michael Hagan, Trustee
     Thomas P. Kemp, Sr., Trustee
     William J. Popejoy,Trustee
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, Missouri 64105

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     203 N. LaSalle Street
     Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                     TOTAL RETURN BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter.........................................................   1
Financial Highlights......................................................   3
Statement of Assets and Liabilities.......................................   4
Statement of Operations...................................................   5
Statements of Changes in Net Assets.......................................   6
Notes to Financial Statements.............................................  11

                                                        Fund                  Schedule of
                                                        Summary               Investments
Total Return Bond Portfolio (Administrative Class)...........2                    7-10

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

PIMCO Total Return Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity fixed income securities

Duration:

4.94 years

Total Net Assets:

$181.3 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities 46.5%
                       Corporate Bonds & Notes    19.1%
                       Short-Term Instruments     16.0%
                       Asset-Backed Securities     9.2%
                       U.S. Treasury Obligations   6.1%
                       Other                       3.1%


Quality Breakdown:*

                                    [GRAPH]

                                 AAA      73.5%
                                  AA       8.9%
                                   A      11.2%
                                 BBB       5.3%
                                  BB       1.1%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                         Total Return Bond Portfolio
                         (Administrative Class)          Lehman Brothers
                         (Incep. 12/31/1997)             Aggregate Bond Index
-----------------------------------------------------------------------------
6 Months                               2.57%                     3.62%
1 Year                                 9.31%                    11.23%
3 Years*                               5.80%                     6.26%
Since Inception*                       5.85%                       --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                            Total Return
        Month           Bond Portfolio Admin.      Lehman Brothers
                                Class           Aggregate Bond Index
    ==============         ==============          ==============
      12/31/1997               10,000                  10,000
      01/31/1998               10,102                  10,128
      02/28/1998               10,059                  10,120
      03/31/1998               10,081                  10,156
      04/30/1998               10,124                  10,209
      05/31/1998               10,222                  10,305
      06/30/1998               10,302                  10,393
      07/31/1998               10,355                  10,415
      08/31/1998               10,546                  10,584
      09/30/1998               10,861                  10,832
      10/31/1998               10,820                  10,775
      11/30/1998               10,806                  10,836
      12/31/1998               10,861                  10,869
      01/31/1999               10,907                  10,946
      02/28/1999               10,641                  10,755
      03/31/1999               10,769                  10,815
      04/30/1999               10,754                  10,849
      05/31/1999               10,660                  10,754
      06/30/1999               10,668                  10,720
      07/31/1999               10,611                  10,674
      08/31/1999               10,596                  10,669
      09/30/1999               10,755                  10,793
      10/31/1999               10,843                  10,832
      11/30/1999               10,829                  10,832
      12/31/1999               10,798                  10,779
      01/31/2000               10,713                  10,744
      02/29/2000               10,756                  10,874
      03/31/2000               10,959                  11,017
      04/30/2000               10,909                  10,986
      05/31/2000               10,959                  10,981
      06/30/2000               11,161                  11,209
      07/31/2000               11,250                  11,311
      08/31/2000               11,419                  11,475
      09/30/2000               11,451                  11,547
      10/31/2000               11,520                  11,623
      11/30/2000               11,727                  11,813
      12/31/2000               11,895                  12,033
      01/31/2001               11,999                  12,229
      02/28/2001               12,139                  12,336
      03/31/2001               12,224                  12,398
      04/30/2001               12,104                  12,346
      05/31/2001               12,160                  12,421
      06/30/2001               12,200                  12,468

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 1/01/1998, the first full month following the Portfolio's Administrative Class inception on 12/31/1997, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Total Return Bond Portfolio Administrative Class' investment performance was 2.57% for the six-month period ended June 30, 2001, relative to a 3.62% return for the benchmark Lehman Brothers Aggregate Bond Index.
 .    The Federal Reserve cut interest rates by a total of 2.75% during this period, providing monetary stimulus to an economy where growth and investment were decelerating rapidly.
 .    The Portfolio's duration, or sensitivity to interest rate changes, exceeded its benchmark during this period. This longer duration was a negative for performance as intermediate and long maturity yields rose amid concern that eventual economic recovery would create inflationary pressures.
 .    The Portfolio's yield curve positioning, which during this period moved incrementally towards favoring steeper global yield curves, detracted from performance.
 .    The Portfolio maintained an overweight to mortgage securities relative to its benchmark. This was a positive as prepayment fears subsided and investors sought mortgage securities for their high risk-adjusted yields.
 .    The Portfolio maintained a corporate underweight relative to its benchmark given concerns of declining corporate profits and credit quality. This negatively impacted performance as the corporate sector rallied on the
     Fed's aggressive monetary easing.
 .    Holdings of non-U.S. bonds, which consisted primarily of Euro-zone and U.K.
     debt instruments was a negative for performance. Euro-zone and U.K. securities lagged Treasuries given inflation concerns and a slower pace of monetary easing relative to the U.S. In addition, a long currency position in the Euro against the Yen detracted from performance as the Euro fell on slowing Euro zone growth.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Total Return Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:       06/30/2001 (e)        12/31/2000        12/31/1999        12/31/1998 (b)

Net asset value beginning of period                         $      9.77           $     9.45        $    10.09        $     10.00
Net investment income (a)                                          0.27                 0.62              0.58               0.56
Net realized/unrealized gain (loss) on investments (a)            (0.02)                0.30             (0.64)              0.28
Total income from investment operations                            0.25                 0.92             (0.06)              0.84
Dividends from net investment income                              (0.27)               (0.60)            (0.58)             (0.56)
Distributions from net realized capital gains                      0.00                 0.00              0.00              (0.19)
Total distributions                                               (0.27)               (0.60)            (0.58)             (0.75)
Net asset value end of period                               $      9.75           $     9.77        $     9.45        $     10.09
Total return                                                       2.57%               10.15%            (0.58)%             8.61%
Net assets end of period (000s)                             $   150,373           $   55,533        $    3,877        $     3,259
Ratio of expenses to average net assets                            0.65%*               0.65%(d)          0.65%(c)           0.65%*
Ratio of net investment income to average net assets               5.48%*               6.46%             5.96%              5.55%*
Portfolio turnover rate                                             142%                 415%              102%               139%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on December 31, 1997.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.69% for the period ended December 31, 1999.
(d) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67% for the period ended December 31, 2000.
(e)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                                 $  243,222
Cash and foreign currency                                                                                                  1,243
Receivable for investments sold and forward foreign currency contracts                                                     1,308
Receivable for Portfolio shares sold                                                                                         885
Interest and dividends receivable                                                                                          1,257
Other assets                                                                                                                   3
                                                                                                                         247,918
--------------------------------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                                              $   63,907
Written options outstanding                                                                                                   85
Payable for Portfolio shares redeemed                                                                                      1,757
Accrued investment advisory fee                                                                                               36
Accrued administration fee                                                                                                    36
Accrued servicing fee                                                                                                         16
Variation margin payable                                                                                                     215
Recoupment payable to Manager                                                                                                  1
Other liabilities                                                                                                            519
                                                                                                                          66,572
--------------------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                                            $  181,346
--------------------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                                                       $  181,218
Undistributed net investment income                                                                                          259
Accumulated undistributed net realized gain                                                                                   81
Net unrealized (depreciation)                                                                                               (212)
                                                                                                                      $  181,346
--------------------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                                   $   30,973
Administrative Class                                                                                                     150,373

Shares Issued and Outstanding:

Institutional Class                                                                                                        3,177
Administrative Class                                                                                                      15,421


Net Asset Value and Redemption Price Per Share
  (Net Assets Per Share Outstanding)

Institutional Class                                                                                                   $     9.75
Administrative Class                                                                                                        9.75

Cost of Investments Owned                                                                                             $  243,300
--------------------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                                                         $    1,218
--------------------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Total Return Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                                              $    3,712
Miscellaneous income                                                                                                           2
  Total Income                                                                                                             3,714


Expenses:

Investment advisory fees                                                                                                     150
Administration fees                                                                                                          150
Distribution and/or servicing fees - Administrative Class                                                                     69
Trustees' fees                                                                                                                 3
Organization Costs                                                                                                             1
  Total Expenses                                                                                                             373

Net Investment Income                                                                                                      3,341
--------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                                             796
Net realized (loss) on futures contracts and written options                                                                (303)
Net realized (loss) on foreign currency transactions                                                                        (345)
Net change in unrealized (depreciation) on investments                                                                    (1,368)
Net change in unrealized appreciation on futures contracts and written options                                                94
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies             143
  Net (Loss)                                                                                                                (983)

Net Increase in Assets Resulting from Operations                                                                      $    2,358
--------------------------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Total Return Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                                Six Months Ended                     Year Ended
Increase (Decrease) in Net Assets from:                                            June 30, 2001              December 31, 2000

Operations:
Net investment income                                                                  $   3,341                      $   1,247
Net realized gain                                                                            148                            287
Net change in unrealized appreciation (depreciation)                                      (1,131)                         1,005
Net increase resulting from operations                                                     2,358                          2,539
-------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                      (800)                           (85)
   Administrative Class                                                                   (2,539)                        (1,149)
In excess of net investment income
   Institutional Class                                                                         0                             (1)
   Administrative Class                                                                        0                            (11)

Total Distributions                                                                       (3,339)                        (1,246)
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                    33,635                          3,076
   Administrative Class                                                                  103,916                         55,729
Issued as reinvestment of distributions
   Institutional Class                                                                       800                             89
   Administrative Class                                                                    2,539                          1,157
Cost of shares redeemed
   Institutional Class                                                                    (3,920)                        (2,568)
   Administrative Class                                                                  (10,801)                        (6,495)
Net increase resulting from Portfolio share transactions                                 126,169                         50,988

Total Increase in Net Assets                                                           $ 125,188                      $  52,281
-------------------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                       56,158                          3,877
End of period *                                                                        $ 181,346                      $  56,158


*Including net undistributed investment income of:                                     $     259                      $     257


6  Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount         Value
                                                         (000s)        (000s)

--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 25.6%
--------------------------------------------------------------------------------

Banking & Finance 10.4%
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                             $   700      $    718
Bank One Corp.
    4.201% due 05/07/2002 (d)                             400           400
    4.498% due 05/10/2004 (d)                             400           401
Bear Stearns Cos., Inc.
    6.910% due 09/21/2004 (d)                             300           300
Chrysler Financial Co. LLC
    4.041% due 03/10/2003 (d)                             100            99
CIT Group, Inc.
    5.543% due 02/28/2003 (d)                           3,000         3,004
    5.260% due 04/07/2003 (d)                           1,300         1,304
Donaldson, Lufkin & Jenrette, Inc.
    6.258% due 07/18/2003 (d)                             100           100
Ford Motor Credit Co.
    4.371% due 06/23/2003 (d)                             350           350
    6.178% due 07/18/2005 (d)                             400           396
General Motors Acceptance Corp.
    4.685% due 07/21/2003 (d)                             500           501
    5.113% due 05/04/2004 (d)                           2,500         2,506
    4.970% due 05/10/2004 (d)                             500           499
    4.770% due 05/17/2004 (d)                             700           700
Heller Financial, Inc.
    4.792% due 07/24/2002 (d)                             500           501
Household Finance Corp.
    4.463% due 11/01/2001 (d)                             200           200
    4.406% due 05/28/2004 (d)                             600           601
Merrill Lynch & Co.
    4.340% due 05/21/2004 (d)                             300           300
Morgan Stanley, Dean Witter, Discover & Co.
    4.370% due 05/14/2004 (d)                             600           600
Pemex Finance Ltd.
    5.720% due 11/15/2003                                 125           125
PNC Funding Corp.
    6.125% due 09/01/2003                                 100           102
Popular, Inc.
    6.625% due 01/15/2004                                 500           507
Premium Asset Trust
    4.381% due 11/27/2004 (d)                             100           100
Residential Reinsurance
    8.990% due 06/01/2004                                 100           100
Sears Roebuck Acceptance Corp.
    6.720% due 10/23/2002                               2,000         2,049
Washington Mutual Bank
    4.418% due 05/14/2004 (d)                             400           400
    4.403% due 05/17/2004 (d)                             600           600
Westdeutsche Landesbank
    6.050% due 01/15/2009                                 200           194
Western Capital
   10.665% due 01/07/2003                               1,300         1,300
                                                                     ------
                                                                     18,957
                                                                     ------
Industrials 7.8%
DaimlerChrysler North America Holding Corp.
    4.346% due 08/23/2002 (d)                           1,300         1,291
    7.350% due 12/16/2002 (d)                           2,000         2,006
    7.750% due 05/27/2003                                 200           209
EMC Corp.
    4.577% due 07/30/2031                               5,000         5,000
Enron Corp.
    6.450% due 11/15/2001                                 900           905
International Paper Co.
    5.603% due 07/08/2002 (d)                             100           100
Northwest Airlines, Inc.
    6.841% due 04/01/2011                               3,300         3,298
Philip Morris Cos., Inc.
    7.250% due 09/15/2001                                 100           101
Premium Asset Trust
    4.302% due 09/08/2007 (d)                             100           100
Starwood Hotels & Resorts
    6.750% due 11/15/2005                                 250           243
TRW, Inc.
    6.625% due 06/01/2004                                 250           252
United Air Lines, Inc.
    8.030% due 07/01/2011                             $   487      $    501
US Airways, Inc.
    8.020% due 02/05/2019                                 100           105
                                                                     ------
                                                                     14,111
                                                                     ------
Utilities 7.4%
Allete
    5.677% due 10/20/2003 (d)                             100           100
British Telecom PLC
    5.185% due 12/15/2003 (d)                           1,900         1,923
    8.125% due 12/15/2010 (d)                             100           106
Commonwealth Edison Co.
    6.901% due 09/30/2002 (d)                             300           300
DTE Energy Co.
    7.110% due 11/15/2038 (d)                             500           507
France Telecom
    5.148% due 03/14/2003 (d)                           3,300         3,340
Indiana Michigan Power Co.
    4.615% due 09/03/2002 (d)                             100           100
Kerr-McGee Corp.
    4.500% due 06/28/2004                                 300           300
Nevada Power Co.
    4.620% due 08/20/2001 (d)                           1,000           999
Pacific Gas & Electric Co.
    7.575% due 10/31/2001 (d)(k)                          400           294
Philadelphia Electric
    6.500% due 05/01/2003                                 100           102
Sierra Pacific Resources
    5.477% due 04/20/2002 (d)                           1,000           965
Southern California Edison Co.
    7.725% due 05/01/2002 (d)                           1,000           745
Sprint Capital Corp.
    8.125% due 07/15/2002                                 150           154
Telekomunikacja Polska SA
    7.125% due 12/10/2003                                 100           101
Texas Utlities Corp.
    7.375% due 08/01/2001                                 100           100
    5.940% due 10/15/2001                                 100           100
    4.310% due 06/15/2003                               3,000         3,000
Vodafone Group PLC
    6.860% due 12/19/2001 (d)                             100           100
WorldCom, Inc.
    6.125% due 08/15/2001                                 100           100
                                                                     ------
                                                                     13,436
                                                                     ------
Total Corporate Bonds & Notes                                        46,504
                                                                     ------
(Cost $46,685)

MUNICIPAL BONDS & NOTES 0.2%

Arizona 0.1%
Mesa County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (MBIA insured), Series A
    5.625% due 01/01/2029                                 200           207

Illinois 0.1%
Chicago, Illinois General Obligations
    (FGIC Insured), Series 1999
    5.125% due 01/01/2029                                 200           191
                                                                     ------
Total Municipal Bonds & Notes                                           398
                                                                     ------
(Cost $382)

U.S. GOVERNMENT AGENCIES 1.7%

Fannie Mae
    7.125% due 06/15/2010                               1,700         1,818
Federal Home Loan Bank System
    6.750% due 02/15/2002                                 800           814
Small Business Administration
    7.449% due 08/01/2010                                 100           101
    6.290% due 01/01/2021                                 400           395
                                                                     ------
Total U.S. Government Agencies                                        3,128
                                                                     ------
(Cost $3,157)

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.2%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (h)
    3.625% due 07/15/2002(b)                        $     828     $      844
    3.375% due 01/15/2007                               1,117          1,131
    3.625% due 01/15/2008                               1,752          1,792
    3.875% due 01/15/2009                               7,335          7,578
    4.250% due 01/15/2010                               1,787          1,891
    3.625% due 04/15/2028(i)                              109            112
    3.875% due 04/15/2029(i)                            1,399          1,498
                                                                    --------
Total U.S. Treasury Obligations                                       14,846
                                                                    --------
(Cost $14,752)

MORTGAGE-BACKED SECURITIES 62.4%

Collateralized Mortgage Obligations 28.6%
Bank of America Mortgage Securites, Inc.
    7.750% due 11/25/2030                               1,053          1,087
    7.500% due 02/25/2031                                 169            173
Bear Stearns Rate Mortgage Trust
    7.496% due 11/25/2030 (d)                              86             87
    1.000% due 12/25/2030 (d)                           3,315          3,382
    7.490% due 12/25/2030 (d)                             154            157
Cendant Mortgage Corp.
    4.738% due 08/25/2030                               1,155          1,158
Countrywide Alternative Loan Trust
    8.000% due 07/25/2030                                 326            334
Countrywide Home Loans
    7.750% due 01/25/2031                                  72             74
Credit-Based Asset Servicing and Securitization
    4.215% due 09/25/2029 (d)                             450            452
CS First Boston Mortgage Securities Corp.
    6.750% due 12/27/2028                                 100             97
DLJ Commercial Mortgage Corp.
    4.782% due 09/05/2001 (d)                           1,387          1,387
Fannie Mae
    5.000% due 04/25/2023                               1,727          1,721
    7.000% due 04/25/2023                              10,548         10,452
First Nationwide Trust
    7.750% due 07/25/2030                               1,053          1,090
Freddie Mac
    7.500% due 11/15/2016                                 482            499
    8.500% due 08/01/2024                                 182            193
    6.500% due 04/15/2029                                 572            517
    7.500% due 07/15/2030                                 300            307
    4.480% due 09/15/2030                               1,379          1,385
    4.430% due 11/15/2030 (d)                           1,609          1,607
G Wing Ltd.
    6.776% due 05/06/2004 (d)                           1,800          1,800
General Motors Acceptance Corp.
    6.965% due 06/01/2005                                 392            392
Government National Mortgage Association
    7.500% due 11/20/2029                                 447            456
    5.450% due 06/20/2030 (d)                             261            261
    4.583% due 09/20/2030 (d)                           1,370          1,371
PNC Mortgage Securities Corp.
    7.750% due 07/25/2030                                 175            179
    7.500% due 02/25/2031                               1,045          1,073
Resecuritization  Mortgage Trust
    6.500% due 04/19/2029                                 319            326
Residential Funding Mortgage Securities, Inc.
    6.500% due 12/25/2023                               7,286          6,846
    7.500% due 11/25/2030                                  66             67
Salomon Brothers Mortgage  Securities VII, Inc.
    7.599% due 11/25/2030                                 116            117
Small Business Investment Co.
    8.017% due 02/10/2010                                 899            937
Structured Asset  Securities Corp.
    7.000% due 02/25/2030                                 356            363
    4.540% due 05/25/2031 (d)                           2,320          2,313
Superannuation Members Home Loans Global Fund
    4.145% due 06/15/2026 (d)                           1,000          1,000
Torrens Trust
    4.240% due 07/15/2031 (d)                           2,983          2,983
Washington Mutual, Inc.
    4.240% due 07/26/2003 (d)                       $      38     $       38
    7.175% due 01/25/2041                                 181            182
Wells Fargo Mortgage Backed Securities Trust
    6.125% due 07/25/2031                               5,000          5,029
                                                                    --------
                                                                      51,892
                                                                    --------
 Freddie Mac 5.4%
    6.752% due 01/01/2028 (d)                              43             44
    6.903% due 07/01/2027 (d)                              32             34
    7.000% due 06/15/2023-07/16/2031 (j)                9,688          9,629
    7.813% due 07/01/2030 (d)                             152            162
                                                                    --------
                                                                       9,869
                                                                    --------
Federal Housing Administration 0.3%
    7.700% due 08/01/2028                                 471            473

Fannie Mae 5.2%
    1.000% due 01/08/2023                               7,900          7,908
    6.961% due 11/01/2025 (d)                              20             20
    7.271% due 09/01/2040 (d)                             892            904
    7.430% due 01/25/2023                                 559            555
                                                                    --------
                                                                       9,387
                                                                    --------
Government National Mortgage Association 22.9%
    6.000% due 07/15/2029-07/24/2031 (j)                1,913          1,853
    6.375% due 02/20/2027 (d)                              53             54
    6.500% due 05/20/2030-07/24/2031 (d)(j)            18,055         17,859
    7.000% due 10/20/2029-10/22/2031 (d)(j)            13,323         13,480
    7.375% due 04/20/2026 (d)                           1,098          1,114
    7.500% due 03/15/2030-07/24/2031 (j)                6,953          7,131
                                                                    --------
                                                                      41,491
                                                                    --------
Total Mortgage-Backed Securities                                     113,112
                                                                    --------
(Cost $113,216)

ASSET-BACKED SECURITIES 12.4%

AFC Home Equity Loan Trust
    4.105% due 07/25/2030 (d)                             324            325
Ameriquest Mortgage Securities, Inc.
    4.442% due 06/15/2030                                  73             74
    4.422% due 07/15/2030 (d)                             309            310
Bayview Financial Acquisition Trust
    4.896% due 07/25/2030 (d)                              83             83
    4.468% due 11/25/2030 (d)                           5,400          5,425
Bayview Financial Asset Trust
    4.577% due 04/25/2031 (d)                             293            293
Conseco Private Label Credit Card
    4.415% due 11/17/2008 (d)                           3,000          3,015
Conseco Private Label Master Note Trust
    4.492% due 10/15/2031 (d)                           1,334          1,339
Conseco Recreational Enthusiast Consumer Trust
    7.562% due 10/15/2007                                 113            117
Contimortgage Home Equity Loan Trust
    7.580% due 08/15/2028                                 100            103
CS First Boston Mortgage Securities Corp.
    4.240% due 12/15/2030 (d)                             974            975
DLJ Mortgage Acceptance Corp.
    1.000% due 08/25/2023                               1,000            986
GRMT II LLC
    4.333% due 06/20/2032 (d)(i)                          498            498
Irwin Home Equity Loan Trust
    4.180% due 06/25/2021 (d)                              70             70
Long Beach Mortgage Loan Trust
    4.781% due 04/21/2008 (d)                           1,220          1,221
Marriott Vacation Club Owner Trust
    4.472% due 09/20/2017 (d)                              87             86
MSDWCC Heloc Trust
    4.095% due 09/25/2010 (d)                             892            889
Novastar Home Equity Loan
    4.155% due 01/25/2030 (d)                             272            272
NPF XII, Inc.
    4.362% due 06/01/2004                               1,800          1,800
Providian Gateway Master Trust
    4.260% due 03/16/2009 (d)                             300            301
Residential Asset Mortgage Products, Inc.
    7.610% due 12/25/2027                               1,200          1,247

8 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                         Principal
                                                            Amount      Value
                                                            (000s)     (000s)

Structured Product Asset Trust
    5.086% due 06/20/2004 (d)                            $     300    $   300
    4.988% due 06/20/2004                                    2,700      2,700
                                                                      -------
Total Asset-Backed Securities                                          22,429
                                                                      -------
(Cost $22,405)

SOVEREIGN ISSUES 2.1%

Province of Quebec
    7.500% due 09/15/2029                                       75         80
Republic of Brazil
    7.375% due 04/15/2006 (d)                                  160        142
Republic of Egypt
    8.750% due 07/11/2011                                    2,500      2,498
Republic of Panama
    9.625% due 02/08/2011                                      800        812
    4.500% due 07/17/2014                                      400        363
                                                                      -------
Total Sovereign Issues                                                  3,895
                                                                      -------
(Cost $3,783)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 92.500 Exp. 12/14/2001                        288,000          2
    Strike @ 93.750 Exp. 12/17/2001                         29,000          0
    Strike @ 92.500 Exp. 12/17/2001                        130,000          4
Eurodollar September Futures (CME)
    Strike @ 93.000 Exp. 09/14/2001                        288,000          4
    Strike @ 95.500 Exp. 09/17/2001                         79,000          1
    Strike @ 95.250 Exp. 09/17/2001                        210,000          1
                                                                      -------
Total Purchased Put Options                                                12
                                                                      -------
(Cost $22)

SHORT-TERM INSTRUMENTS 21.5%

Commercial Paper 17.1%
Abbey National North America
    5.040% due 08/08/2001                                      500        497
    3.940% due 09/19/2001                                    2,500      2,479
Anz, Inc.
    3.800% due 08/13/2001                                    1,100      1,096
British Telecom PLC
    4.853% due 10/09/2001                                      400        399
CBA (de) Finance
    3.910% due 07/23/2001                                      800        798
Fannie Mae
    4.030% due 10/18/2001                                      200        198
    4.060% due 10/25/2001                                      200        197
Federal Home Loan Bank
    4.000% due 10/31/2001                                      200        197
General Electric Capital Corp.
    3.810% due 08/14/2001                                      600        597
    4.180% due 08/16/2001                                      400        398
    3.670% due 08/16/2001                                    1,000        995
    3.880% due 09/05/2001                                      400        397
    4.550% due 09/12/2001                                    2,100      2,081
Halifax PLC
    4.080% due 10/22/2001                                    2,500      2,469
KFW International Finance, Inc.
    5.010% due 08/08/2001                                      500        497
Monsanto Co.
    4.970% due 08/08/2001                                      700        696
Reseau Ferre De France
    4.620% due 08/16/2001                                    1,400      1,393
Swedbank, Inc.
    4.200% due 08/10/2001                                    1,000        995
    3.940% due 08/15/2001                                      400        398
    3.960% due 08/15/2001                                      800        796
    3.570% due 11/20/2001                                    5,000      4,931
UBS Finance, Inc.
    5.050% due 08/08/2001                                      600        597
    5.040% due 08/15/2001                                      100         99
    3.670% due 08/21/2001                                    1,900      1,890
    3.640% due 08/21/2001                                    1,300      1,293
    4.580% due 09/19/2001                                    2,000      1,980
    3.870% due 10/02/2001                                      700        693
USAA Capital Corp.
    3.870% due 08/15/2001                                      100        100
Walt Disney Co.
    3.610% due 10/05/2001                                $   1,800   $  1,783
                                                                     --------
                                                                       30,939
                                                                     --------
Repurchase Agreement 4.1%
State Street Bank
    3.350% due 07/02/2001                                    7,400      7,400
                                                                     --------
    (Dated 06/29/2001 Collateralized by Fannie Mae
    6.375% due 06/15/2009 valued at $7,551.
    Repurchase proceeds are $7,402.)

U.S. Treasury Bills 0.3%
    3.495% due 10/18/2001 (b)                                  565        559
                                                                     --------
Total Short-Term Instruments                                           38,898
                                                                     --------
(Cost $38,898)

Total Investments (a) 134.1%                                         $243,222
(Cost $243,300)

Written Options (c) (0.0%)                                                (85)
(Premiums $145)

Other Assets and Liabilities (Net) (34.1%)                            (61,791)
                                                                     --------
Net Assets 100.0%                                                    $181,346
                                                                     --------
Notes to Schedule of Investments (amounts in thousands)  :

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                       $  1,061

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (1,139)
                                                                     --------
Unrealized depreciation-net                                          $    (78)
                                                                     --------

(b) Securities with an aggregate market value of $632 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                                 Unrealized
                                                # of           Appreciation/
Type                                         Contracts         (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (09/2001)               32                $     42
Euro-Bobl 5 Year Note (09/2001)                   130                     (21)
Euribor Futures (03/2002)                          12                       9
Eurodollar March Futures (03/2002)                 14                      10
Eurodollar June Futures (06/2002)                 288                      28
Eurodollar September Futures (09/2002)            288                      14
Eurodollar December Futures (12/2002)             288                      (6)
Eurodollar March Futures (03/2003)                274                     (24)
                                                                     --------
                                                                     $     52
                                                                     --------
(c) Premiums received on written options:

                                         # of
Type                                  Contracts      Premium            Value
--------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/21/2001    100,000       $      3       $        1

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/27/2001    100,000              3                1

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 11/22/2001    100,000              3                2

Put - OTC Euro vs. U.S. Dollar
    Strike @ 0.820 Exp. 12/03/2001    100,000              2                1

Call - CBOT U.S.  Treasury Note
    September Futures
    Strike @ 106.000 Exp. 08/25/2001       69             34               15

                         See accompanying notes | 6.30.01 | Semi-Annual Report 9

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Note September Futures
    Strike @ 102.000 Exp 08/25/2001                69     $   37     $   44

Call - CBOT U.S. Treasury Note September Futures
    Strike @ 109.000 Exp 08/25/2001                13          2          0

Put - CME Eurodollar December Futures
    Strike @ 95.000 Exp 12/17/2001                 14          5          1

Put - CME Eurodollar December Futures
    Strike @ 95.500 Exp 12/17/2001                 45         16          8

Put - CME Eurodollar December Futures
    Strike @ 95.250 Exp 12/17/2001                100         40         12
                                                          -----------------
                                                          $  145     $   85
                                                          -----------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Foreign forward currency contracts outstanding at June 30, 2001:

                          Principal
                             Amount                           Unrealized
                         Covered by        Settlement       Appreciation/
Type      Currency         Contract             Month       (Depreciation)
--------------------------------------------------------------------------
Sell         BP                 383            08/2001         $      (14)
Buy          EC               4,894            07/2001                 12
Sell                          1,885            07/2001                 24
Sell         JY             502,787            07/2001                143
                                                               ----------
                                                               $      165
                                                               ----------

(f) Principal amount denoted in indicated currency:

      BP - British Pound
      EC - Euro
      JY - Japanese Yen

(g) Swap agreements outstanding at June 30, 2001:

                                                                   Unrealized
                                                    Notional      Appreciation/
Type                                                  Amount      (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/02/2004                                   BP  2,100      $         (34)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR

Broker: Lehman Bros
Exp. 03/02/2004                                       1,100                (18)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs & Co.
Exp. 03/19/2006                                         500                (20)

Receive a floating rate based on 6-month BP-LIBOR and pay a fixed rate equal 5.250%

Broker: Goldman Sachs & Co.
Exp. 09/19/2002                                         500                  4

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs & Co.
Exp. 03/15/2006                                       1,000                (30)

Receive a floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.250%

Broker: J.P. Morgan Securities, Inc.
Exp. 09/19/2002                                         900                  6

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/15/2006                                   BP    600      $         (18)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/19/2006                                         900                (39)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/15/2004                                       1,100                (26)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR

Broker: Goldman Sachs & Co.
Exp. 03/15/2004                                         500                 (5)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                       5,400                (51)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                       5,400                (36)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                       4,720               (122)

Receive fixed rate equal to 4.500% and
pay a floating rate based on 6-month EC-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 06/17/2003                                   EC  1,000                  0

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR

Broker: Goldman Sachs & Co.
Exp.12/18/2006                                     $    600                 (6)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR

Broker: Bank Of America
Exp. 12/18/2006                                       3,100                (28)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR

Broker: Morgan Stanley Capital Services, Inc
Exp. 12/18/2006                                         400                 (3)
                                                                 -------------
                                                                 $        (426)
                                                                 -------------
(h)  Principal amount of security is adjusted for inflation.

(i)  Subject to a financing transaction.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k)  Security is in default.

10 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Total Return Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. On December 22, 1997 the Total Return Bond Portfolio was provided seed capital of $100,000 by the Adviser. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

12 Semi-Annual Report | 6.30.01

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                 Institutional Class        Administrative Class
--------------------------------------------------------------------------------

Total Return Bond Portfolio                    0.50%                       0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Organization Expense. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio's commencement of operations.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                  U.S. Government/Agency                     All Other
                              ----------------------------------------------------------------
                                       Purchases        Sales      Purchases         Sales
----------------------------------------------------------------------------------------------
Total Return Bond Portfolio       $    255,904    $ 194,622       $  65,481        $ 8,405

                                                 6.30.01 | Semi-Annual Report 13

June 30, 2001 (Unaudited)

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                               Total Return      Bond Portfolio
                                          --------------------------------------
                                                                         Premium
--------------------------------------------------------------------------------
Balance at 12/31/2000                                                  $     23
Sales                                                                       220
Closing Buys                                                                  0
Expirations                                                                 (98)
Exercised                                                                     0
--------------------------------------------------------------------------------
Balance at 06/30/2001                                                  $    145
--------------------------------------------------------------------------------

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                       Total Return Bond Portfolio
                                                           ----------------------------------------------------
                                                           Period Ended  06/30/2001     Year Ended   12/31/2000
                                                              Shares       Amount         Shares       Amount
                                                           ----------------------------------------------------
Receipts for shares sold
   Institutional Class                                        3,430      $ 33,635           324      $ 3,076
   Administrative Class                                      10,575       103,916         5,832       55,729
Issued as reinvestment of distributions
   Institutional Class                                           81           800             9           89
   Administrative Class                                         259         2,539           120        1,157
Cost of shares redeemed
   Institutional Class                                         (398)       (3,920)         (270)      (2,568)
   Administrative Class                                      (1,098)      (10,801)         (678)      (6,495)

Net increase resulting from Portfolio share transactions     12,849      $126,169         5,337    $  50,988
------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                    Number   % of Portfolio Held
                                    ----------------------------
Total Return Bond Portfolio
      Administrative Class               4                    82
      Institutional Class                2                   100

14 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. La Salle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEW PORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]



                                                  PIMCO VARIABLE INSURANCE TRUST
                                                  TOTAL RETURN BOND PORTFOLIO II
                                                            ADMINISTRATIVE CLASS

                                                                ----------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter.......................................................  1
Financial Highlights....................................................  3
Statement of Assets and Liabilities.....................................  4
Statement of Operations.................................................  5
Statements of Changes in Net Assets.....................................  6
Notes to Financial Statements...........................................  9

                                                         Fund       Schedule of
                                                         Summary    Investments
Total Return Bond Portfolio II (Administrative Class)......  2          7-8

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Total Return Bond Portfolio II

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity fixed income securities with quality and non U.S. issuer restrictions

Duration:

5.56 years

Total Net Assets:

$5.9 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  51.6%
                       Corporate Bonds and Notes   20.5%
                       Asset-Backed Securities      9.4%
                       Short-Term  Instruments      8.6%
                       U.S. Treasury  Obligations   6.7%
                       Other                        3.2%


Quality Breakdown:*

                                    [GRAPH]

                               AAA        76.5%
                                AA         7.5%
                                 A         9.0%
                               BBB         7.0%

*% of Total Investments as of June 30, 2001


PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                   Total Return Bond Portfolio II
                   (Administrative Class)             Lehman Brothers
                   (Incep. 5/28/1999)                 Aggregate Bond Index
--------------------------------------------------------------------------
6 Months                             3.16%                  3.62%
1 Year                               9.57%                 11.23%
Since Inception*                     7.54%                    --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                            Total Return
         Month           Bond Portfolio II      Lehman Brothers
                            Admin. Class      Aggregate Bond Index
    ==============         ==============        ==============
      05/31/1999               10,000                10,000
      06/30/1999               10,071                9,968
      07/31/1999               10,025                9,926
      08/31/1999               10,001                9,921
      09/30/1999               10,127                10,036
      10/31/1999               10,134                10,073
      11/30/1999               10,180                10,072
      12/31/1999               10,141                10,024
      01/31/2000               10,115                9,991
      02/29/2000               10,224                10,112
      03/31/2000               10,435                10,245
      04/30/2000               10,452                10,215
      05/31/2000               10,436                10,211
      06/30/2000               10,627                10,423
      07/31/2000               10,697                10,518
      08/31/2000               10,869                10,670
      09/30/2000               10,883                10,737
      10/31/2000               10,961                10,808
      11/30/2000               11,193                10,985
      12/31/2000               11,287                11,189
      01/31/2001               11,448                11,372
      02/28/2001               11,583                11,471
      03/31/2001               11,651                11,529
      04/30/2001               11,543                11,481
      05/31/2001               11,625                11,550
      06/30/2001               11,644                11,594

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 6/01/1999, the first full month following the Portfolio's Administrative Class inception on 5/28/1999, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index.

 PORTFOLIO INSIGHTS

 . The Total Return Bond Portfolio II Administrative Class' investment performance was 3.16% for the six-month period ended June 30, 2001, relative to a 3.62% return for the benchmark Lehman Brothers Aggregate Bond Index.
 . The Federal Reserve cut interest rates by a total of 2.75% during this period, providing monetary stimulus to an economy where growth and investment were decelerating rapidly.
 . The Portfolio's duration, or sensitivity to interest rate changes, exceeded its benchmark during this period. This longer duration was a negative for performance as intermediate and long maturity yields rose amid concern that eventual economic recovery would create inflationary pressures.
 . The Portfolio's yield curve positioning, which during this period moved incrementally towards favoring steeper global yield curves, detracted from performance.
 . The Portfolio maintained an overweight to mortgage securities relative to its benchmark. This was a positive as prepayment fears subsided and investors sought mortgage securities for their high risk-adjusted yields.
 . The Portfolio maintained a corporate underweight relative to its benchmark given concerns of declining corporate profits and credit quality. This negatively impacted performance as the corporate sector rallied on the Fed's aggressive monetary easing.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Total Return Bond Portfolio II (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:                     06/30/2001 (d)        12/31/2000          12/31/1999 (b)

Net asset value beginning of period                                       $       10.24          $       9.82       $     10.00
Net investment income (a)                                                          0.28                  0.63              0.32
Net realized / unrealized gain (loss) on investments (a)                           0.04                  0.44             (0.18)
Total income from investment operations                                            0.32                  1.07              0.14
Dividends from net investment income                                              (0.28)                (0.65)            (0.32)
Total distributions                                                               (0.28)                (0.65)            (0.32)
Net asset value end of period                                             $       10.28          $      10.24       $      9.82
Total return %                                                                     3.16%                11.30%             1.41%
Net assets end of period (000s)                                           $       2,265          $      2,203       $     5,128
Ratio of expenses to average net assets %                                          0.65%*                0.65%             0.65%(c)*
Ratio of net investment income to average net assets %                             5.49%*                6.34%             5.38%*
Portfolio turnover rate %                                                           343%                  937%              378%

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on May 28, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the year ended December 31, 1999.
(d) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                     $  10,018
Cash                                                                                                              6
Receivable for investments sold and forward foreign currency contracts                                            3
Interest and dividends receivable                                                                                36
Other assets                                                                                                      3
                                                                                                             10,666
-------------------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                                  $   4,185
Accrued investment advisory fee                                                                                   1
Accrued administration fee                                                                                        1
Variation margin payable                                                                                          4
                                                                                                              4,191
-------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                                $   5,875
-------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:
Paid in capital                                                                                           $   5,719
Undistributed net investment income                                                                              66
Accumulated undistributed net realized gain                                                                      95
Net unrealized (depreciation)                                                                                    (5)
                                                                                                          $   5,875
-------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                       $   3,610
Administrative Class                                                                                          2,265

Shares Issued and Outstanding:

Institutional Class                                                                                             352
Administrative Class                                                                                            220


Net Asset Value and Redemption Price Per Share
 (Net Assets Per Share Outstanding)

Institutional Class                                                                                       $   10.28
Administrative Class                                                                                          10.28

Cost of Investments Owned                                                                                 $  10,012
-------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Total Return Bond Portfolio II
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                                    $  177
   Total Income                                                                                                177


Expenses:

Investment advisory fees                                                                                         7
Administration fees                                                                                              7
Distribution and/or servicing fees - Administrative Class                                                        2
   Total Expenses                                                                                               16

Net Investment Income                                                                                          161
------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                               131
Net realized (loss) on futures contracts and written options                                                   (19)
Net change in unrealized (depreciation) on investments                                                         (93)
Net change in unrealized (depreciation) on futures contracts and written options                                (1)
   Net Gain                                                                                                     18

Net Increase in Assets Resulting from Operations                                                            $  179
------------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)

Amounts in thousands

                                                                                          Six Months Ended          Year Ended
Increase (Decrease) in Net Assets from:                                                    June 30, 2001        December 31, 2000

Operations:
Net investment income                                                                      $           161      $             354
Net realized gain                                                                                      112                     91
Net change in unrealized appreciation (depreciation)                                                   (94)                   140
Net increase resulting from operations                                                                 179                    585
---------------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                                (100)                  (167)
   Administrative Class                                                                                (61)                  (187)


Total Distributions                                                                                   (161)                  (354)
---------------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                                   0                  3,250
   Administrative Class                                                                                  1                      0
Issued as reinvestment of distributions
   Institutional Class                                                                                 100                    172
   Administrative Class                                                                                 61                    182
Cost of shares redeemed
   Institutional Class                                                                                   0                      0
   Administrative Class                                                                                 (7)                (3,261)
Net increase resulting from Portfolio share transactions                                               155                    343

Total Increase in Net Assets                                                               $           173      $             574
---------------------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                                  5,702                  5,128
End of period*                                                                             $         5,875      $           5,702


*Including net undistributed investment income of:                                         $            66      $              66

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)

                                                 Principal
                                                    Amount               Value
                                                    (000s)              (000s)

------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 34.9%
------------------------------------------------------------------------------

Banking & Finance 19.5%
Bank One Corp.
    4.552% due 05/07/2002 (d)                    $     100           $     100
Bear Stearns Co., Inc.
    4.688% due 08/01/2002 (d)                          100                 100
CIT Group, Inc.
    5.260% due 04/07/2003 (d)                          100                 100
Ford Motor Credit Co.
    5.882% due 03/08/2004 (d)                          200                 201
General Motors Acceptance Corp.
    4.760% due 07/21/2004 (d)                          200                 198
Heller Financial, Inc.
    4.792% due 07/24/2002 (d)                          100                 100
Morgan Stanley, Dean Witter, Discover & Co.
    4.910% due 04/15/2002 (d)                          250                 250
Washington Mutual Bank
    4.403% due 05/17/2004 (d)                          100                 100
                                                                     ---------
                                                                         1,149
                                                                     ---------
Industrials 9.4%
Coastal Corp.
    5.553% due 03/01/2002 (d)                          250                 250
DaimlerChrysler North America Holding Corp.
    4.647% due 12/16/2002 (d)                          100                 100
Premium Asset Trust
    5.465% due 09/08/2007 (d)                          200                 200
                                                                     ---------
                                                                           550
                                                                     ---------
Utilities 6.0%
Commonwealth Edison Co.
    5.527% due 09/30/2003 (d)                          100                 100
DTE Energy Co.
    7.110% due 11/15/2038 (d)                          250                 255
                                                                     ---------
                                                                           355
                                                                     ---------
Total Corporate Bonds & Notes                                            2,054
                                                                     ---------
(Cost $2,048)

MUNICIPAL BONDS & NOTES 1.8%

Arizona 1.8%
Mesa County, Arizona Industrial Development
Authority Multi-Family
Revenue Bonds, (MBIA insured), Series A
    5.625% due 01/01/2029                              100                 103
                                                                     ---------
Total Municipal Bonds & Notes                                              103
                                                                     ---------
(Cost $100)

U.S. GOVERNMENT AGENCIES 1.8%

Freddie Mac
    6.875% due 09/15/2010                              100                 105
                                                                     ---------
Total U.S. Government Agencies                                             105
                                                                     ---------
(Cost $107)

U.S. TREASURY OBLIGATIONS 11.4%

Treasury Inflation Protected Securities (c)
    3.625% due 07/15/2002 (b)                          331                 338
    4.250% due 01/15/2010                              315                 334
                                                                     ---------
Total U.S. Treasury Obligations                                            672
                                                                     ---------
(Cost $664)

MORTGAGE-BACKED SECURITIES 88.1%

Collateralized Mortgage Obligations 13.0%
Chase Mortgage Finance Corp.
    4.588% due 08/25/2029 (d)                          247                 248
Countrywide Home Loans
    7.750% due 04/25/2030                               47                  47
G Wing Ltd.
    6.776% due 05/06/2004 (d)                          100                 100
Government National Mortgage Association
    4.381% due 09/20/2030 (d)                          137                 137
Morgan Stanley Capital
    7.460% due 02/15/2020                              218                 228
                                                                     ---------
                                                                           760
                                                                     ---------

Freddie Mac 3.0%
    6.751% due 01/01/2028 (d)                    $      41           $      42
    6.899% due 07/01/2027 (d)                           31                  32
    7.000% due 07/16/2031                              100                 101
                                                                           175
                                                                     ---------
Fannie Mae 1.6%
    6.000% due 07/16/2031                              100                  96

Government National Mortgage Association 70.5%
    6.375% due 02/20/2027 (d)                          106                 108
    6.500% due 05/20/2030-07/24/2031(d)(e)           4,077               4,035
                                                                         4,143
Total Mortgage-Backed Securities                                         5,174
                                                                     ---------
(Cost $5,194)

ASSET-BACKED SECURITIES 16.0%

AFC Home Equity Loan Trust
    4.105% due 06/25/2030 (d)                          162                 162
Ameriquest Mortgage Securities, Inc.
    4.442% due 06/15/2030 (d)                           73                  74
    4.422% due 07/15/2030 (d)                          155                 155
Conseco Recreational Enthusiast Consumer Trust
    7.562% due 10/15/2007                               57                  58
Fremont Home Loan Owner Trust
    4.200% due 12/25/2029 (d)                          126                 127
GRMT II Mortgage Loan Trust
    4.131% due 06/20/2032 (d)                          124                 125
Irwin Home Equity Loan Trust
    4.180% due 06/25/2021 (d)                          140                 140
Providian Gateway Master Trust
    4.342% due 03/15/2007 (d)                          100                 100
                                                                     ---------
Total Asset-Backed Securities                                              941
                                                                     ---------
(Cost $936)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
    Strike @ 93.50 Exp. 12/17/2001                   4,000                   0
Eurodollar December Futures (CME)
    Strike @ 92.500 Exp. 12/14/2001                  5,000                   0
Eurodollar September Futures (CME)
    Strike @ 93.250 Exp. 09/14/2001                  9,000                   0
Government National Mortgage Association (OTC)
    6.500% due 08/21/2031
    Strike @ 89.31 Exp. 08/14/2001                   4,000                   0
                                                                     ---------
Total Purchased Put Options                                                  0
                                                                     ---------
(Cost $0)

PREFERRED SECURITY 1.8%

UBS Preferred Funding Trust
    8.622% due 10/29/2049 (d)                      100,000                 108
                                                                     ---------
Total Preferred Security                                                   108
                                                                     ---------
(Cost $101)

SHORT-TERM INSTRUMENTS 14.7%

Commercial Paper 10.2%
Fannie Mae
    3.530% due 09/12/2001                        $     200                 198
Freddie Mac
    4.090% due 10/11/2001                              200                 198
General Electric Capital Corp.
    3.890% due 07/19/2001                              200                 200
                                                                     ---------
                                                                           596
                                                                     ---------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)

                                                  Principal
                                                     Amount            Value
                                                     (000s)           (000s)

Repurchase Agreement 4.5%
State Street Bank
    3.350% due 07/02/2001                           $   265       $      265
    (Dated 06/29/2001. Collateralized by Fannie Mae
    6.250% due 11/20/2001 valued at $274.
    Repurchase proceeds are $265.)

Total Short-Term Instruments                                             861
                                                                  ----------
(Cost $862)

Total Investments (a) 170.5%                                      $   10,018
(Cost $10,012)

Other Assets and Liabilities (Net) (70.5%)                            (4,143)

Net Assets 100.0%                                                 $    5,875
                                                                  ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $       44

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (37)

Unrealized appreciation-net                                       $        7
                                                                  ----------

(b) Securities with an aggregate market value of $225 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                                 Unrealized
                                                     # of       Appreciation/
Type                                              Contracts    (Depreciation)
Eurodollar March Futures (03/2002)                        1       $        1
Eurodollar June Futures (06/2002)                         9               (1)
Eurodollar September Futures (09/2002)                    9               (2)
Eurodollar December Futures (12/2002)                     9               (3)
Eurodollar March Futures (03/2003)                        8               (3)
                                                                  $       (8)
                                                                  ----------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at June 30, 2001:


Type                                                 Notional      Unrealized
                                                      Amount      Appreciation
Receive fixed rate equal to 6.000% and pay floating rate based on 3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 12/18/2006                                     $   300       $        0

Broker: Morgan Stanley Capital Services, Inc.
Exp. 12/18/2006                                         300                0
                                                                  $        0
                                                                  ----------

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Total Return Bond Portfolio II (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

10 Semi-Annual Report | 6.30.01

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                      Institutional Class   Administrative Class
--------------------------------------------------------------------------------

Total Return Bond
    Portfolio II                                    0.50%                  0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4.  Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                         U.S. Government/Agency                 All Other
                       ---------------------------------------------------------
                         Purchases         Sales          Purchases      Sales
--------------------------------------------------------------------------------
Total Return Bond
    Portfolio II         $   33,329     $   37,015       $     587    $      280

5.  Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                 Total Return Bond Portfolio II
                                                 ------------------------------
                                                                        Premium
-------------------------------------------------------------------------------
Balance at 12/31/2000                                                   $     5
Sales                                                                         0
Closing Buys                                                                  0
Expirations                                                                  (5)
Exercised                                                                     0
--------------------------------------------------------------------------------
Balance at 06/30/2001                                                   $     0
--------------------------------------------------------------------------------

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows a(shares and amounts in thousands):

                                                                       Total Return Bond Portfolio II
                                                             --------------------------------------------------
                                                             Period Ended 06/30/2001      Year Ended 12/31/2000
                                                                  Shares      Amount         Shares      Amount
                                                             --------------------------------------------------
Receipts for shares sold
 Institutional Class                                                   0   $       0            325    $  3,250
 Administrative Class                                                  0           1              0           0
Issued as reinvestment of distributions
 Institutional Class                                                  10         100             17         172
 Administrative Class                                                  6          61             18         182
Cost of shares redeemed
 Institutional Class                                                   0           0              0           0
 Administrative Class                                                 (1)         (7)          (325)     (3,261)
Net increase resulting from Portfolio share transactions              15      $  155             35    $    343
---------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                   Number       % of Portfolio Held
                                   --------------------------------

Total Return Bond
Portfolio II
    Administrative Class                1                       100
    Institutional Class                 1                       100

12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                     LOW DURATION BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter......................................................... 1
Financial Highlights...................................................... 3
Statement of Assets and Liabilities....................................... 4
Statement of Operations................................................... 5
Statements of Changes in Net Assets....................................... 6
Notes to Financial Statements............................................. 9

                                                        Fund         Schedule of
                                                        Summary      Investments
Low Duration Bond Portfolio (Administrative Class)......   2             7-8

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.



Sincerely,

/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Low Duration Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily short maturity fixed income securities

Duration:

2.79 years

Total Net Assets:

$5.0 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  80.8%
                       U.S. Treasury Obligations    6.7%
                       Corporate Bonds and Notes    6.7%
                       Other                        5.8%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       93.5%
                                 AA        0.3%
                                  A        1.8%
                                BBB        4.4%


*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended June 30, 2001

                      Low Duration Bond Portfolio
                      (Administrative Class)          Merrill Lynch
                      (Incep. 2/16/1999)              1-3 Year Treasury Index
-----------------------------------------------------------------------------
6 Months                         3.71%                         3.97%
1 Year                           8.31%                         9.02%
Since Inception*                 5.78%                           --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                         Low Duration Bond       Merrill Lynch
         Month         Portfolio Admin. Class  1-3 Year Treasury
                                                     Index

    ==============         ==============        ==============
      02/28/1999               10,000                10,000
      03/31/1999               10,082                10,070
      04/30/1999               10,151                10,102
      05/31/1999               10,116                10,095
      06/30/1999               10,164                10,127
      07/31/1999               10,165                10,159
      08/31/1999               10,162                10,188
      09/30/1999               10,243                10,255
      10/31/1999               10,293                10,282
      11/30/1999               10,303                10,301
      12/31/1999               10,292                10,316
      01/31/2000               10,290                10,312
      02/29/2000               10,308                10,381
      03/31/2000               10,386                10,445
      04/30/2000               10,406                10,472
      05/31/2000               10,432                10,516
      06/30/2000               10,584                10,625
      07/31/2000               10,646                10,692
      08/31/2000               10,727                10,771
      09/30/2000               10,806                10,848
      10/31/2000               10,859                10,906
      11/30/2000               10,971                11,009
      12/31/2000               11,054                11,141
      01/31/2001               11,234                11,280
      02/28/2001               11,251                11,354
      03/31/2001               11,314                11,448
      04/30/2001               11,395                11,479
      05/31/2001               11,488                11,544
      06/30/2001               11,464                11,583

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio's Administrative Class inception on 2/16/1999, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Low Duration Bond Portfolio Administrative Class returned 3.71% during the period from January 1, 2001 through June 30, 2001.
 .    An above-benchmark duration helped performance as shorter rates decreased significantly.
 .    Mortgage holdings detracted from performance as this sector underperformed in the first quarter due to fears that prepayment rates would increase.
 .    An overweight in investment-grade securities was positive as this sector performed well amid hopes that Fed easing would spark an economic recovery.
 .    Limited holdings in non-investment-grade securities modestly benefited performance as Fed easing and attractive yields rekindled demand in this sector.
 .    Holdings of non-U.S. securities hurt performance as non-U.S. markets lagged the U.S. market.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Low Duration Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:      06/30/2001 (d)   12/31/2000    12/31/1999 (b)
Net asset value beginning of period                        $      9.82      $     9.74    $       10.00
Net investment income (a)                                         0.30            0.59             0.50
Net realized/unrealized gain (loss) on investments (a)            0.09            0.11            (0.25)
Total income from investment operations                           0.39            0.70             0.25
Dividends from net investment income                             (0.33)          (0.62)           (0.51)
Total distributions                                              (0.33)          (0.62)           (0.51)
Net asset value end of period                              $      9.88      $     9.82    $        9.74
Total return                                                      3.71%           7.41%            2.56%
Net assets end of period (000s)                            $     2,774      $      742    $       5,149
Ratio of expenses to average net assets                           0.65%*          0.65%            0.65%(c)*
Ratio of net investment income to average net assets              6.16%*          6.07%            5.74%*
Portfolio turnover rate                                            329%            165%              11%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on February 16, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.78% for the period ended December 31, 1999.
(d)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                   $      11,706
Cash and foreign currency                                                                           4
Receivable for investments sold and forward foreign currency contracts                            628
Receivable for Portfolio shares sold                                                                1
Interest and dividends receivable                                                                  62
                                                                                               12,401
-----------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                $       7,341
Payable for Portfolio shares redeemed                                                               6
Accrued investment advisory fee                                                                     1
Accrued administration fee                                                                          1
Other liabilities                                                                                  21
                                                                                                7,370
-----------------------------------------------------------------------------------------------------

Net Assets                                                                              $       5,031
-----------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                         $       5,053
Undistributed (overdistributed) net investment income                                              (3)
Accumulated undistributed net realized (loss)                                                      (5)
Net unrealized (depreciation)                                                                     (14)
                                                                                        $       5,031
-----------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                     $       2,257
Administrative Class                                                                            2,774

Shares Issued and Outstanding:

Institutional Class                                                                               228
Administrative Class                                                                              282


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                                     $        9.88
Administrative Class                                                                             9.88

Cost of Investments Owned                                                               $      11,703
-----------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                           $           4
-----------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Low Duration Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                          $       239
   Total Income                                                                                           239


Expenses:

Investment advisory fees                                                                                    9
Administration fees                                                                                         9
Distribution and/or servicing fees - Administrative Class                                                   1
Interest Expense                                                                                            2
   Total Expenses                                                                                          21

Net Investment Income                                                                                     218
-------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                           80
Net realized gain on futures contracts and written options                                                  1
Net realized (loss) on foreign currency transactions                                                       (9)
Net change in unrealized (depreciation) on investments                                                    (14)
Net change in unrealized appreciation on translation of assets and liabilities denominated in
foreign currencies                                                                                          1
   Net Gain                                                                                                59

Net Increase in Assets Resulting from Operations                                                  $       277
-------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                            Six Months Ended              Year Ended
Increase (Decrease) in Net Assets from:                                        June 30, 2001       December 31, 2000

Operations:
Net investment income                                                            $       218             $       352
Net realized gain (loss)                                                                  72                     (69)
Net change in unrealized appreciation (depreciation)                                     (13)                    123
Net increase resulting from operations                                                   277                     406
--------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                  (162)                   (250)
   Administrative Class                                                                  (56)                   (102)

Total Distributions                                                                     (218)                   (352)
--------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                     0                   5,187
   Administrative Class                                                                2,175                     783
Issued as reinvestment of distributions
   Institutional Class                                                                   162                     256
   Administrative Class                                                                   56                      95
Cost of shares redeemed
   Institutional Class                                                                (3,395)                    (80)
   Administrative Class                                                                 (198)                 (5,272)
Net increase (decrease) resulting from Portfolio share transactions                   (1,200)                    969

Total Increase (Decrease) in Net Assets                                          $    (1,141)            $     1,023
--------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                    6,172                   5,149
End of period*                                                                   $     5,031             $     6,172

*Including net (overdistributed) investment income of:                           $        (3)            $        (3)

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)

                                            Principal
                                               Amount         Value
                                               (000s)        (000s)

-------------------------------------------------------------------
CORPORATE BONDS & NOTES 15.5%
-------------------------------------------------------------------

Industrials 8.0%
Petroleos Mexicanos
     7.430% due 07/15/2005 (d)                $   250       $   251
Witco Corp.
     6.600% due 04/01/2003                        150           150
                                                            -------
                                                                401
                                                            =======
Utilities 7.5%
British Telecom PLC
     5.185% due 12/15/2003 (d)                    100           101
France Telecom
     7.200% due 03/01/2006                        100           103
Pacific Gas & Electric Co.
     0.000% due 10/31/2001 (h)                    100            74
Telekomunikacja Polska SA
     7.125% due 12/10/2003                        100           101
                                                            -------
                                                                379
                                                            -------
Total Corporate Bonds & Notes                                   780
                                                            =======
(Cost $796)

U.S. TREASURY OBLIGATIONS 15.7%

Treasury Inflation Protected
Securities (c)
     3.625% due 07/15/2002 (b)(d)                 166           169
     3.375% due 01/15/2007                        502           509
     3.375% due 01/15/2008                        109           112
                                                            -------
Total U.S. Treasury Obligations                                 790
                                                            =======
(Cost $767)

MORTGAGE-BACKED SECURITIES   188.0%

Collateralized Mortgage Obligations
    34.5%
Collateralized Mortgage Securities
Corp.
    10.950% due 02/01/2014                        667           692
Countrywide Home Loans
     7.750% due 04/25/2030                         47            47
Freddie Mac
     4.330% due 07/15/2028 (d)                    175           175
General Electric Capital Mortgage
Services, Inc.
     6.500% due 03/25/2024                        395           391
PNC Mortgage Securities Corp.
     7.750% due 08/25/2030                         58            60
Structured Asset Securities Corp.
     6.750% due 07/25/2029                        129           130
Washington Mutual, Inc.
     6.947% due 01/25/2041                         91            91
Wells Fargo Mortgage-Backed
Securities Trust
     7.000% due 02/25/2016                        149           152
                                                            -------
                                                              1,738
                                                            =======
Federal Housing Administration 10.3%
     7.430% due 10/01/2020                        520           517
                                                            -------
Fannie Mae 3.3%
     7.111% due 09/01/2040 (d)                    162           164
                                                            -------
Government National Mortgage Association
139.9%
     6.500% due 07/24/2031                        500           495
     7.500% due 07/24/2031                      2,000         2,051
     8.000% due 07/24/2031                      4,000         4,144
     8.500% due 10/15/2030                        331           346
                                                            -------
                                                              7,036
                                                            -------
Total Mortgage-Backed Securities                              9,455
                                                            =======
(Cost $9,458)

ASSET-BACKED SECURITIES 4.0%

Bayview Financial Acquisition Trust
     4.468% due 11/25/2030 (d)                $   200       $   200
                                                            -------
Total Asset-Backed Securities                                   200
                                                            -------
(Cost $201)

SHORT-TERM INSTRUMENTS 9.5%

Commercial Paper 7.8%
General Electric Capital Corp.
     3.790% due 09/12/2001                        200           198
UBS Finance, Inc.
     3.740% due 12/19/2001                        200           196
                                                            -------
                                                                394
                                                            -------
Repurchase Agreement 1.7%
State Street Bank
  3.350% due 07/02/2001                            87            87
  (Dated 06/29/2001. Collateralized by
  Federal Home Loan Bank
  4.750% due 06/04/2003 valued at $90.
  Repurchase proceeds are $87.)
                                                            -------
Total Short-Term Instruments                                    481
                                                            -------
(Cost $481)

Total Investments (a) 232.7%                                $11,706

(Cost $11,703)

Other Assets and Liabilities (Net) (132.7%)                  (6,675)
                                                            -------

Net Assets 100.0%                                           $ 5,031
                                                            -------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized
appreciation for all
investments in which there was an
excess of value over tax cost.                              $    73

Aggregate gross unrealized
depreciation for all
investments in which there was an
excess of tax cost over value.                                  (69)
                                                            -------
Unrealized appreciation-net                                 $     4
                                                            -------

(b) Securities with an aggregate market value of $169 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                 # of    Unrealized
Type                                        Contracts  Appreciation
-------------------------------------------------------------------
U.S. Treasury 5 Year Note (09/2001)                 3       $     0
                                                            -------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)

(e) Swap agreements outstanding at June 30,
2001:

                                                  Notional        Unrealized
                                                    Amount    (Depreciation)
Type
Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/02/2004                                  BP    300          $     (7)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2004                                        100                (2)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Lehman Bros.
Exp. 03/02/2004                                        100                (2)

Receive a floating rate based on 6-month JY-LIBOR and pay a fixed rate equal to 1.805%

Broker: Morgan Stanley Capital Services, Inc.
Exp. 01/11/2011                                  JY  4,000                (9)
                                                                    $    (20)
                                                                    ========
(f) Foreign forward currency contracts outstanding at June 30, 2001:

                                  Principal
                                     Amount
                                 Covered by     Settlement        Unrealized
Type             Currency          Contract          Month      Appreciation
Buy                    EC               153        07/2001          $      0
Sell                                    153        07/2001                 0
Buy                    JY               639        07/2001                 0
Sell                                  1,100        07/2001                 1
                                                                    $      1
                                                                    ========

(g) Principal amount denoted in indicated currency:

                   EC - Euro
                   JY - Japanese Yen
                   BP - British Pound

(h) Security is in default.

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1.   Organization

The Low Duration Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2.   Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

10 Semi-Annual Report | 6.30.01

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3.  Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                    Institutional Class     Administrative Class
--------------------------------------------------------------------------------

Low Duration Bond Portfolio                       0.50%                    0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                    U.S. Government/Agency Other                 All Other
                   -------------------------------------------------------------
                         Purchases         Sales       Purchases      Sales
--------------------------------------------------------------------------------
Low Duration
   Bond Portfolio        $  40,044       $  36,466     $   1,502    $   2,890

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

5. Federal Income Tax Matters

As of December 31, 2000, the Low Duration Bond Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $1,931 of capital losses during the period November 1, 2000 through December 31, 2000, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                               Capital Loss Carryforwards
                                     -------------------------------------------
                                        Realized Losses              Expiration

Low Duration
   Bond Portfolio                       $        74,354               12/31/2008

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                       Low Duration Bond Portfolio
                                                            --------------------------------------------------
                                                            Period Ended   06/30/2001  Year Ended   12/31/2000
                                                                  Shares       Amount      Shares       Amount
                                                            --------------------------------------------------
Receipts for shares sold
   Institutional Class                                                 0   $        0         535   $    5,187
   Administrative Class                                              220        2,175          80          783
Issued as reinvestment of distributions
   Institutional Class                                                16          162          26          256
   Administrative Class                                                6           56          10           95
Cost of shares redeemed
   Institutional Class                                              (341)      (3,395)         (8)         (80)
   Administrative Class                                              (20)        (198)       (543)      (5,272)
Net increase resulting from Portfolio share transactions            (119)  $   (1,200)        100   $      969
--------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:


                                   Number   % of Portfolio Held
                                   ----------------------------
Low Duration Bond Portfolio
     Administrative Class               3                    93
     Institutional Class                1                   100

12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                        LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter...........................................................   1
Financial Highlights........................................................   3
Statement of Assets and Liabilities.........................................   4
Statement of Operations.....................................................   5
Statements of Changes in Net Assets.........................................   6
Notes to Financial Statements...............................................   9

                                                                       Fund          Schedule of
                                                                       Summary       Investments
Long-Term U.S. Government Bond Portfolio (Administrative Class)......    2               7-8

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001
                                                | 6.30.01 | Semi-Annual Report 1

Long-Term U.S. Government Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily long-term maturity fixed income securities

Duration:

11.18 years

Total Net Assets:

$16.1 million

Sector Breakdown:*

                                    [GRAPH]

                     U.S. Treasury Obligations       45.5%
                     U.S. Government Agencies        32.2%
                     Corporate Bonds and Notes        8.8%
                     Short-Term Instruments           6.3%
                     Other                            7.2%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       84.5%
                                AA         8.6%
                                A          6.9%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                    Long-Term U.S. Gov't. Bond        Lehman Brothers
                    Portfolio (Administrative Class)  Long-Term
                    (Incep. 4/30/1999)                Treasury Index
----------------------------------------------------------------------
6 Months                        0.04%                   -0.41%
1 Year                         11.93%                    9.76%
Since Inception*                7.12%                      --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                   Long-Term U.S.         Lehman Brothers
  Month             Gov't. Bond              Long-Term
                  Portfolio Admin.         Treasury Index
                       Class
=============     ================        ===============

04/30/1999            10,000                   10,000
05/31/1999            9,882                    9,843
06/30/1999            9,766                    9,739
07/31/1999            9,730                    9,692
08/31/1999            9,672                    9,654
09/30/1999            9,758                    9,726
10/31/1999            9,754                    9,731
11/30/1999            9,686                    9,665
12/31/1999            9,572                    9,521
01/31/2000            9,680                    9,657
02/29/2000            9,944                    9,949
03/31/2000            10,257                   10,289
04/30/2000            10,164                   10,207
05/31/2000            10,119                   10,170
06/30/2000            10,372                   10,391
07/31/2000            10,582                   10,570
08/31/2000            10,837                   10,811
09/30/2000            10,719                   10,680
10/31/2000            10,933                   10,846
11/30/2000            11,270                   11,189
12/31/2000            11,605                   11,452
01/31/2001            11,660                   11,472
02/28/2001            11,886                   11,668
03/31/2001            11,831                   11,609
04/30/2001            11,488                   11,294
05/31/2001            11,513                   11,308
06/30/2001            11,609                   11,406

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/1999, the first full month following the Portfolio's Administrative Class inception on 4/30/1999, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index.

PORTFOLIO INSIGHTS

 .    The Long-Term U.S. Government Bond Portfolio Administrative Class
     outperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2001, returning 0.04% versus -0.41% for the Index.
 .    An above benchmark duration was negative for the six-month period as yields on intermediate and longer maturities rose amid expectations of faster growth and the end of Federal Reserve easing.
 .    Exposure to short-term maturities relative to a long duration benchmark was positive during a period of Fed easing.
 .    A mortgage emphasis helped returns as mortgage rates stabilized and prepayment concerns abated.

2 Semi-Annual Report | 6.30.01 |

Financial Highlights

Long-Term U.S. Government Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:       06/30/2001(d)    12/31/2000    12/31/1999 (b)
Net asset value beginning of period                           $  10.56        $   9.22        $ 10.00
Net investment income (a)                                         0.27            0.56           0.36
Net realized/unrealized gain (loss) on investments (a)           (0.26)           1.34          (0.78)
Total income from investment operations                           0.01            1.90          (0.42)
Dividends from net investment income                             (0.28)          (0.56)         (0.36)
Total distributions                                              (0.28)          (0.56)         (0.36)
Net asset value end of period                                 $  10.29        $  10.56        $  9.22
Total return                                                      0.04%          21.24%         (4.28)%
Net assets end of period (000s)                               $ 16,040        $  9,625        $ 7,173
Ratio of expenses to average net assets                           0.65%*          0.65%          0.65%(c)*
Ratio of net investment income to average net assets              5.27%*          5.70%          5.55%*
Portfolio turnover rate                                            226%            533%           294%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on April 30, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.71% for the period ended December 31, 1999.
(d)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                             $  18,015
Cash                                                                                    700
Receivable for Portfolio shares sold                                                     31
Interest and dividends receivable                                                       264
                                                                                     19,010
-------------------------------------------------------------------------------------------

Liabilities:

Payable for financing transactions                                                $   2,925
Written options outstanding                                                               1
Accrued investment advisory fee                                                           3
Accrued administration fee                                                                3
Accrued servicing fee                                                                     2
Variation margin payable                                                                 11
Other liabilities                                                                        15
                                                                                      2,960
-------------------------------------------------------------------------------------------

Net Assets                                                                        $  16,050
-------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                   $  15,781
Undistributed net investment income                                                     112
Accumulated net realized gain                                                           180
Net unrealized (depreciation)                                                           (23)
                                                                                  $  16,050
-------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                               $      10
Administrative Class                                                                 16,040


Shares Issued and Outstanding:

Institutional Class                                                                       1
Administrative Class                                                                  1,558


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                               $   10.29
Administrative Class                                                                  10.29

Cost of Investments Owned                                                         $  18,007
-------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Long-Term U.S. Government Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                          $     377
   Total Income                                                                         377


Expenses:

Investment advisory fees                                                                 16
Administration fees                                                                      16
Distribution and/or servicing fees - Administrative Class                                10
   Total Expenses                                                                        42

Net Investment Income                                                                   335
-------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                        142
Net realized (loss) on futures contracts and written options                            (25)
Net change in unrealized (depreciation) on investments                                 (487)
Net change in unrealized (depreciation) on futures contracts and written options        (32)
   Net (Loss)                                                                          (402)

Net (Decrease) in Assets Resulting from Operations                                $     (67)
-------------------------------------------------------------------------------------------

                          See accompanying notes | 6.30.01 |Semi-Annual Report 5

Statements of Changes in Net Assets

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                             Six Months Ended          Year Ended
Increase (Decrease) in Net Assets from:                         June 30, 2001   December 31, 2000

Operations:
Net investment income                                                $    335            $    485
Net realized gain                                                         117                 334
Net change in unrealized appreciation (depreciation)                     (519)                836
Net increase (decrease) resulting from operations                         (67)              1,655
-------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                      0                 (84)
   Administrative Class                                                  (335)               (401)

Total Distributions                                                      (335)               (485)
-------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                      0               2,173
   Administrative Class                                                 9,690               4,531
Issued as reinvestment of distributions
   Institutional Class                                                      0                  86
   Administrative Class                                                   335                 400
Cost of shares redeemed
   Institutional Class                                                      0              (2,328)
   Administrative Class                                                (3,208)             (3,570)
Net increase resulting from Portfolio share transactions                6,817               1,292

Total Increase in Net Assets                                         $  6,415            $  2,462
-------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                     9,635               7,173
End of period *                                                      $ 16,050            $  9,635


*Including net undistributed investment income of:                   $    112            $    112

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount      Value
                                                            (000s)     (000s)

-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 9.9%
-------------------------------------------------------------------------------

Banking & Finance 6.2%
Bank One Corp.
     4.201% due 05/07/2002 (c)                            $   200  $   200
Donaldson, Lufkin & Jenrette
     5.298% due 07/18/2003 (c)                                100      100
Ford Motor Credit Co.
     4.260% due 06/02/2003 (c)                                200      199
     5.218% due 07/18/2005 (c)                                200      199
General Motors Acceptance Corp.
     4.068% due 03/10/2003 (c)                                200      199
     4.685% due 07/21/2003 (c)                                100      100
                                                                   -------
                                                                       997
                                                                   -------

Industrials 1.2%
DaimlerChrysler North America Holding Corp.
     4.441% due 08/16/2004 (c)                                200      198
                                                                   -------

Utilities 2.5%
Scana Corp.
     5.410% due 07/15/2002 (c)                                100      100
WorldCom, Inc.
     4.305% due 11/26/2001 (c)                                300      299
                                                                   -------
                                                                       399
                                                                   -------
Total Corporate Bonds & Notes                                        1,594
                                                                   -------
(Cost $1,600)

MUNICIPAL BONDS & NOTES 0.7%

California 0.7%
Kern County California Pension Obligation Revenue Bonds,
(MBIA Insured), Series 1995
     7.260% due 08/15/2014                                    100      106
                                                                   -------
Total Municipal Bonds & Notes                                          106
                                                                   -------
(Cost $104)

U.S. GOVERNMENT AGENCIES 36.1%

Fannie Mae
     7.125% due 06/15/2010                                  1,100    1,177
     0.000% due 10/09/2019                                  2,000      600
     7.125% due 01/15/2030                                    980    1,051
Federal Farm Credit Bank
     6.000% due 03/07/2011                                    100       98
Federal Home Loan Bank
     6.750% due 02/01/2002                                    200      203
     5.950% due 12/10/2008                                    100       98
     6.650% due 10/21/2013                                    200      196
Financing Corp.
    10.700% due 10/06/2017                                    650      929
Freddie Mac
     6.100% due 12/29/2006                                    100      100
     6.000% due 06/15/2011                                  1,000      988
Tennessee Valley Authority
     0.000% due 11/01/2021                                  1,750      357
                                                                   -------
Total U.S. Government Agencies                                       5,797
                                                                   -------
(Cost $5,793)

U.S. TREASURY OBLIGATIONS 51.1%

Treasury Inflation Protected Securities (e)
     3.625% due 07/15/2002                                    331      338
U.S. Treasury Bonds
     6.250% due 08/15/2023                                  5,700    5,934
     6.000% due 02/15/2026                                    750      759
     5.250% due 11/15/2028                                    200      183
     6.125% due 08/15/2029                                    100      104
U.S. Treasury Strips
     0.000% due 05/15/2013                                  1,400      705
     0.000% due 11/15/2021                                    600      175
                                                                   -------
Total U.S. Treasury Obligations                                      8,198
                                                                   -------
(Cost $8,251)

MORTGAGE-BACKED SECURITIES 5.3%

Collateralized Mortgage Obligations 5.3%
Bank of America Mortgage Securities, Inc.
  7.250% due 02/25/2031                                   $   103  $   100
Fannie Mae
  7.000% due 10/25/2022                                       269      260
  6.500% due 01/25/2024                                        40       39
Freddie Mac
  6.750% due 03/15/2007                                        48       48
  7.000% due 07/15/2023                                        43       43
  6.000% due 12/15/2028                                       220      189
  6.000% due 05/15/2029                                        92       84
Washington Mutual, Inc.
  6.947% due 01/25/2041                                        91       91
                                                                   -------
Total Mortgage-Backed Securities                                       854
                                                                   -------
(Cost $795)

ASSET-BACKED SECURITIES 2.0%

CS First Boston Mortgage Securities Corp.
  4.240% due 12/15/2030 (c)                                    89       89
SallieMae
  5.880% due 10/27/2025 (c)                                   243      240
                                                                   -------
Total Asset-Backed Securities                                          329
                                                                   -------
(Cost $327)

SHORT-TERM INSTRUMENTS 7.1%

Commercial Paper 2.5%
Fannie Mae
  3.630% due 12/20/2001                                       300      295
General Electric Capital Corp.
  3.770% due 08/15/2001                                       100      100
                                                                   -------
                                                                       395
                                                                   -------
Repurchase Agreement 4.5%
State Street Bank
  3.350% due 07/02/2001                                       732      732
   (Dated 06/29/2001. Collateralized by Fannie Mae
   7.125% due 06/15/2010 valued at $749
   Repurchase proceeds are $732.)

U.S. Treasury Bills 0.1%
  3.359% due 10/18/2001                                        10       10
                                                                   -------
Total Short-Term Instruments                                         1,137
                                                                   -------
(Cost $1,137)

Total Investments (a) 112.2%                                       $18,015
(Cost $18,007)

Written Options (b) 0.0%                                                 1
(Premiums $3)

Other Assets and Liabilities (Net) (12.2%)                          (1,966)
                                                                   -------
Net Assets 100.0%                                                   16,050
                                                                   -------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost.                                            $   177

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                               (170)
                                                                   -------
Unrealized appreciation-net                                        $     7
                                                                   -------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

-----------------------------------------------------------------------
(b) Premiums received on written options:

                                               # of
Type                                      Contracts  Premium   Value
----------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.250% Exp. 12/17/2001            10    $     3   $     1
                                                     -----------------
(c) Variable rate security. The rate listed
    of June 30, 2001.

(d) Swap agreements outstanding at June 30, 2001:

                                              Notional      Unrealized
Type                                            Amount   (Depreciation)
-----------------------------------------------------------------------
Receive fixed rate equal to 6.000% and pay floating rate based on 3-month $LIBOR.

Broker: Morgan Stanley Capital Services, Inc.
Exp. 12/17/2006                                $  800       $    (11)
                                                            ---------

(e) Principal amount of the security for is adjusted inflation

8 Semi-Annual Report |6.30.01

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Long-Term U.S. Government Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

                                                   6.30.01| Semi-Annual Report 9

June 30, 2001 (Unaudited)

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect

10 Semi-Annual Report |6.30.01
to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                        Institutional Class   Administrative Class
------------------------------------------------------------------

Long Term U.S. Gov't
   Bond Portfolio              0.50%                 0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                              U.S. Government/Agency       All Other
                            --------------------------------------------
                                Purchases    Sales     Purchases  Sales
------------------------------------------------------------------------
Long-Term U.S. Gov't
   Bond Portfolio               $  32,658   $ 27,293    $  402    $  0

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                    Long-Term U.S. Gov't. Bond Portfolio
                                    ------------------------------------
                                                                 Premium
------------------------------------------------------------------------
Balance at 12/31/2000                                            $    11
Sales                                                                  9
Closing Buys                                                           0
Expirations                                                          (17)
Exercised                                                              0
------------------------------------------------------------------------
Balance at 06/30/2001                                            $     3
------------------------------------------------------------------------

                                                  6.30.01| Semi-Annual Report 11

June 30, 2001 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                               Long-Term U.S. Government Bond Portfolio
                                                                      -------------------------------------------------
                                                                      Period Ended 06/30/2001     Year Ended 12/31/2000
                                                                            Shares     Amount         Shares     Amount
                                                                      -------------------------------------------------
Receipts for shares sold
   Institutional Class                                                          0    $     0            219   $ 2,173
   Administrative Class                                                       927      9,690            459     4,531
Issued as reinvestment of distributions
   Institutional Class                                                          0          0              9        86
   Administrative Class                                                        32        335             41       400
Cost of shares redeemed
   Institutional Class                                                          0          0           (227)   (2,328)
   Administrative Class                                                      (312)    (3,208)          (367)   (3,570)
Net increase resulting from Portfolio share transactions                      647    $ 6,817            134   $ 1,292
-----------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                             Number   % of Portfolio Held
-------------------------------------------------------------------------

Long-Term U.S. Government Bond Portfolio
   Administrative Class                           3                   100
   Institutional Class                            1                   100

12 Semi-Annual Report |6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                          FOREIGN BOND PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                               -----------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter............................................................ 1
Financial Highlights ........................................................ 3
Statement of Assets and Liabilities.......................................... 4
Statement of Operations...................................................... 5
Statements of Changes in Net Assets.......................................... 6
Statement of Cash Flows...................................................... 7
Notes to Financial Statements................................................12

                                                                                 Fund           Schedule of
                                                                                 Summary        Investments
Foreign Bond Portfolio (Administrative Class)..................................    2                 8-11

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.



Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Foreign Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity hedged non-U.S. fixed income securities

Duration:

5.65 years

Total Net Assets:

$6.0 million

Country Allocation:*

                                    [GRAPH]

                          United States          44.1%
                          Germany                13.9%
                          France                  5.7%
                          United Kingdom          3.8%
                          Italy                  11.2%
                          Japan                   3.0%
                          Short-Term Instruments  1.8%
                          Other                  16.5%

Quality Breakdown:*

                                    [GRAPH]

                                AAA         69.4%
                                 AA         22.3%
                                  A          6.4%
                                  B          1.2%
                                 BB          0.7%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

               Foreign Bond Portfolio
               (Administrative Class)              J.P. Morgan
               (Incep. 2/16/1999)                  Non-U.S. Index (Hedged)
--------------------------------------------------------------------------
6 Months                3.72%                                3.22%
1 Year                  8.63%                                8.80%
Since Inception*        4.70%                                  --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                         Foreign Bond             J.P. Morgan
     Month             Portfolio Admin.         Non-U.S. Index
                            Class                  (Hedged)
=============          ================         ==============
  02/28/1999                10,000                   10,000
  03/31/1999                10,069                   10,119
  04/30/1999                10,186                   10,248
  05/31/1999                10,075                   10,205
  06/30/1999                 9,857                   10,047
  07/31/1999                 9,787                   10,021
  08/31/1999                 9,706                   10,039
  09/30/1999                 9,693                   10,077
  10/31/1999                 9,870                   10,102
  11/30/1999                 9,868                   10,160
  12/31/1999                 9,942                   10,191
  01/31/2000                 9,964                   10,192
  02/29/2000                 9,997                   10,267
  03/31/2000                10,119                   10,417
  04/30/2000                10,170                   10,473
  05/31/2000                10,210                   10,557
  06/30/2000                10,286                   10,608
  07/31/2000                10,351                   10,684
  08/31/2000                10,356                   10,686
  09/30/2000                10,392                   10,778
  10/31/2000                10,400                   10,865
  11/30/2000                10,570                   11,058
  12/31/2000                10,773                   11,180
  01/31/2001                10,919                   11,313
  02/28/2001                11,019                   11,410
  03/31/2001                11,146                   11,496
  04/30/2001                11,051                   11,418
  05/31/2001                11,115                   11,478
  06/30/2001                11,174                   11,541

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 3/01/1999, the first full month following the Portfolio's Administrative Class inception on 2/16/1999, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 . The Foreign Bond Portfolio Administrative Class outperformed the J.P. Morgan non-U.S. Index (Hedged) for the six-month period ended June 30, 2001, posting a return of 3.72% versus 3.22% for the Index.
 .  Extending European duration detracted from returns as longer-term yields rose amid concerns over higher inflation.
 . A focus on shorter maturities in Europe added to returns. Concerns over slowing world growth led to expectations the European Central Bank would reduce short-term rates.
 . A focus on shorter maturities in the U.K. was negative. Short-term yields rose as stronger growth and rising inflation led to decreasing prospects for rate cuts.
 .  An underweight in Japan was negative. Japan outperformed other developed markets as yields fell.
 . A focus on global mortgages aided returns as mortgage rates stabilized and prepayment concerns moderated. o Real return bonds added to returns, outpacing like-duration nominal government bonds as real yields fell worldwide.
 .  Although an overweight in the euro was negative, a partial hedge using an underweight in the Swiss franc reduced the negative impact of this position.
 . An underweight in the Japanese yen was positive as the currency weakened due to increased expectations that the Bank of Japan would boost the money supply in order to stimulate growth.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Foreign Bond Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:             06/30/2001 (e)      12/31/2000       12/31/1999 (b)

Net asset value beginning of period                                   $    9.40       $     9.42        $   10.00
Net investment income (a)                                                  0.21             0.51             0.41
Net realized/unrealized gain (loss) on investments (a)                     0.14             0.25            (0.49)
Total income from investment operations                                    0.35             0.76            (0.08)
Dividends from net investment income                                      (0.22)           (0.40)           (0.41)
Dividends in excess of net investment income                               0.00            (0.12)            0.00
Distributions from net realized capital gains                              0.00            (0.23)           (0.09)
Distributions in excess of net realized capital gains                      0.00            (0.03)            0.00
Total distributions                                                       (0.22)           (0.78)           (0.50)
Net asset value end of period                                         $    9.53       $     9.40        $    9.42
Total return                                                               3.72%            8.36%           (0.78)%
Net assets end of period (000s)                                       $   2,199       $      924        $   5,215
Ratio of expenses to average net assets                                    0.90%*           0.91%            1.10 (c)(d)%*
Ratio of net investment income to average net assets                       4.51%*           5.38%            4.83%*
Portfolio turnover rate                                                     172%             306%             285%

* Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on February 16, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.25% for the period ended December 31, 1999.
(d) Ratio of net expenses to average net assets excluding interest expense is 0.90%.
(e)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                 $          9,997
Cash and foreign currency                                                                                          548
Receivable for investments sold and forward foreign currency contracts                                             878
Receivable for Portfolio shares sold                                                                                 4
Variation margin receivable                                                                                         15
Interest and dividends receivable                                                                                  181
                                                                                                                11,623
----------------------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                              $          1,083
Payable for financing transactions                                                                               4,368
Written options outstanding                                                                                         12
Payable for Portfolio shares redeemed                                                                               71
Accrued investment advisory fee                                                                                      1
Accrued administration fee                                                                                           3
Other liabilities                                                                                                   50
                                                                                                                 5,588
----------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                            $          6,035
----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                                       $          6,258
Undistributed net investment income                                                                                102
Accumulated undistributed net realized (loss)                                                                     (34)
Net unrealized (depreciation)                                                                                    (291)
                                                                                                      $          6,035
----------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                   $          3,836
Administrative Class                                                                                             2,199

Shares Issued and Outstanding:

Institutional Class                                                                                                403
Administrative Class                                                                                               230

Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                                                   $           9.53
Administrative Class                                                                                              9.53

Cost of Investments Owned                                                                             $         10,315
----------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                                         $            556
----------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Foreign Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands


Investment Income:

Interest                                                                                                     $         177
   Total Income                                                                                                        177


Expenses:
Investment advisory fees                                                                                                 8
Administration fees                                                                                                     16
Distribution and/or servicing fees - Administrative Class                                                                1
   Total Expenses                                                                                                       25

Net Investment Income                                                                                                  152
--------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                                       181
Net realized (loss) on futures contracts and written options                                                            (5)
Net realized gain on foreign currency transactions                                                                      13
Net change in unrealized (depreciation) on investments                                                                (424)
Net change in unrealized appreciation on futures contracts and written options                                          36
Net change in unrealized appreciation on translation of assets and liabilities denominated in
foreign currencies                                                                                                     288
   Net Gain                                                                                                             89

Net Increase in Assets Resulting from Operations                                                             $         241
--------------------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Foreign Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                                Six Months Ended                 Year Ended
Increase (Decrease) in Net Assets from:                                            June 30, 2001          December 31, 2000

Operations:
Net investment income                                                            $           152                $       312
Net realized gain                                                                            189                        259
Net change in unrealized (depreciation)                                                     (100)                      (111)
Net increase resulting from operations                                                       241                        460
--------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                      (123)                      (155)
   Administrative Class                                                                      (29)                       (81)
In excess of net investment income
   Institutional Class                                                                         0                        (49)
   Administrative Class                                                                        0                        (26)
From net realized capital gains
   Institutional Class                                                                         0                       (100)
   Administrative Class                                                                        0                        (16)
In excess of net realized capital gains
   Institutional Class                                                                         0                        (39)
   Administrative Class                                                                        0                         (6)


Total Distributions                                                                         (152)                      (472)
---------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                         0                      4,877
   Administrative Class                                                                    1,479                        592
Issued as reinvestment of distributions
   Institutional Class                                                                       123                        349
   Administrative Class                                                                       29                        123
Cost of shares redeemed
   Institutional Class                                                                    (1,549)                         0
   Administrative Class                                                                     (245)                    (5,035)
Net increase (decrease) resulting from Portfolio share transactions                         (163)                       906


Total Increase (Decrease) in Net Assets                                          $           (74)               $       894
---------------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                        6,109                      5,215
End of period *                                                                  $         6,035                $     6,109


*Including net undistributed investment income of:                               $           102                $       102

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Cash Flows

Foreign Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands


Increase (Decrease) in Cash and Foreign Currency from:


Financing Activities
Sales of Portfolio shares                                                                           $           1,482
Redemptions of Portfolio shares                                                                                (1,861)
Cash distributions paid                                                                                             0
Proceeds from financing transactions                                                                             (607)
Net (decrease) from financing activities                                                                         (986)


Operating Activities

Purchases of long-term securities and foreign currency                                                        (17,559)
Proceeds from sales of long-term securities and foreign currency                                               18,563
Purchases of short-term securities (net)                                                                          201
Net investment income                                                                                             152
Change in other receivables/payables (net)                                                                        (73)
Net Increase from operating activities                                                                          1,284
---------------------------------------------------------------------------------------------------------------------

Net Increase in Cash and Foreign Currency                                                                         298
---------------------------------------------------------------------------------------------------------------------

Cash and Foreign Currency

Beginning of period                                                                                               250
End of period                                                                                       $             548

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Schedule of Investments

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)

----------------------------------------------------------------------------
    AUSTRALIA (h)(i) 0.8%
----------------------------------------------------------------------------

National Australia Bank Ltd.
     4.665% due 05/19/2010 (d)                      $      50         $   50
                                                                      ------
Total Australia                                                           50
                                                                      ------
(Cost $50)

BRAZIL (h)(i) 1.2%

Republic of Brazil
     7.375% due 04/15/2006 (d)                      $      80             71
                                                                      ------
Total Brazil                                                              71
                                                                      ------
(Cost $75)

CANADA (h)(i) 7.3%

Commonwealth of Canada
     7.000% due 12/01/2006                         C$     500            349
     5.500% due 06/01/2010                                100             65
Beneficial Canada, Inc.
     6.350% due 04/01/2002                                 30             20
                                                                      ------
Total Canada                                                             434
                                                                      ------
(Cost $446)

CAYMAN ISLANDS (h)(i) 2.1%

Capital Credit Card Corp. Ltd.
     5.625% due 10/15/2004                        DM      100             43
Geldilux Ltd.
     5.323% due 02/12/2002                        EC      100             85
                                                                      ------
Total Cayman Islands                                                     128
                                                                      ------
(Cost $139)

DENMARK (h)(i) 1.8%

Nykredit
     6.000% due 10/01/2029                        DK      990            108
                                                                      ------
Total Denmark                                                            108
                                                                      ------
(Cost $107)

FRANCE (h)(i) 9.4%

France Telecom
     4.825% due 10/11/2001 (d)                    EC      100             85
Republic of France
     6.000% due 04/25/2004                                310            274
     6.000% due 04/25/2007                                 30             26
     4.000% due 04/25/2009                                 80             63
     4.000% due 10/25/2009                                 30             24
     5.500% due 04/25/2010                                110             95
                                                                      ------
Total France                                                             567
                                                                      ------
(Cost $584)

GERMANY (h)(i) 23.0%

Commersbank AG
     5.206% due 10/25/2032 (d)                    EC      100             85
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                 20             16
     5.750% due 03/04/2009                                 20             17
Eurohypo AG
     4.000% due 04/27/2009                                 22             17
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                 30             26
Landesbank Rheinland Pfalz
     4.750% due 04/04/2008                                100             82
Republic of Germany
     6.000% due 07/04/2007                                300            270
     5.250% due 01/04/2008                                110             95
     4.125% due 07/04/2008 (f)                            263            213
     4.500% due 07/04/2009 (f)                            300            247
     6.500% due 07/04/2027                                190            176
     4.750% due 07/04/2028                                 30             22
     5.500% due 01/04/2031                                100             82
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                        EC       30         $   24
Westdeutsche Landesbank AG
     4.750% due 09/28/2007                                 20             17
                                                                      ------
Total Germany                                                          1,389
                                                                      ------
(Cost $1,476)

ITALY (h)(i) 18.5%

First Italian Auto Transaction
     5.140% due 07/12/2008 (d)                    EC       70             59
Republic of Italy
     5.750% due 09/15/2002                                300            258
     4.750% due 07/01/2005                                130            110
     7.750% due 11/01/2006                                100             95
     4.500% due 05/01/2009                                560            453
     4.250% due 11/01/2009                                 60             47
     5.500% due 11/01/2010                                110             94
                                                                      ------
Total Italy                                                            1,116
                                                                      ------

(Cost $1,184)

JAPAN (h)(i) 5.0%

Government of Japan
     0.900% due 12/22/2008                        JY   30,000            242
International Credit Recovery Japan
     1.117% due 05/22/2006                              7,752             62
                                                                      ------
Total Japan                                                              304
                                                                      ------
(Cost $307)

MEXICO (h)(i) 1.0%

Bancomext Trust
     8.000% due 08/05/2003                         $       10             10
Petroleos Mexicanos
     8.850% due 09/15/2007                                 20             21
     9.375% due 12/02/2008                                 30             32
                                                                      ------
Total Mexico                                                              63
                                                                      ------
(Cost $58)

NETHERLANDS (h)(i) 0.7%

Unilever NV
     4.893% due 09/17/2001 (d)                    EC       50             42
                                                                      ------
Total Netherlands                                                         42
                                                                      ------
(Cost $43)

NEW ZEALAND (h)(i) 2.0%

Commonwealth of New Zealand
     4.500% due 02/15/2016 (f)                    N$      280            121
                                                                      ------
Total New Zealand                                                        121
                                                                      ------
(Cost $155)

SOUTH KOREA (h)(i) 0.5%

Korea Development Bank
     1.875% due 02/13/2002                        JY    4,000             32
                                                                      ------
Total South Korea                                                         32
                                                                      ------
(Cost $34)

SPAIN (h)(i) 4.6%
Kingdom of Spain
     4.950% due 07/30/2005                        EC      130            111
     5.150% due 07/30/2009 (f)                            110             92
     4.000% due 01/31/2010                                100             77
                                                                      ------
Total Spain                                                              280
                                                                      ------
(Cost $302)

8 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                    Principal
                                                       Amount          Value
                                                       (000s)         (000s)

--------------------------------------------------------------------------------
SUPRANATIONAL (h)(i) 0.9%
--------------------------------------------------------------------------------
Eurofima
  4.750% due 07/07/2004                           SK     600     $        54
                                                                      ------
Total Supranational                                                       54
                                                                      ------
(Cost $67)

SWEDEN (h)(i) 0.6%

Kingdom of Sweden
  5.000% due 01/28/2009                           SK     400              36
                                                                      ------
Total Sweden                                                              36
                                                                      ------
(Cost $40)

UNITED KINGDOM (h)(i) 6.4%

BG Transco Holdings PLC
  7.057% due 12/14/2009                          BP       20              28
British Telecom PLC
  5.185% due 12/15/2003 (d)                       $       50              51
Haus Ltd.
  4.886% due 12/10/2015 (d)                      EC       30              26
  5.076% due 12/14/2037 (d)                              100              85
Lloyds Bank PLC
  5.625% due 07/15/2049 (d)                               40              32
United Kingdom Gilt
  5.750% due 12/07/2009                          BP      110             159
                                                                      ------
Total United Kingdom                                                     381
                                                                      ------
(Cost $418)

UNITED STATES 73.1%

Asset-Backed Securities 8.2%
Advanta Mortgage Loan Trust
  4.132% due 07/25/2026 (d)                       $       19              19
Amresco Residential Securities Mortgage
Loan Trust
  6.000% due 06/25/2029 (d)                               32              32
Circuit City Credit Card Master
Trust
  4.352% due 02/15/2006 (d)                              100             100
CS First Boston Mortgage
Securities Corp.
  4.382% due 12/15/2030 (d)                               89              89
First Alliance Mortgage Loan Trust
  4.111% due 12/20/2027 (d)                               19              19
Japan Financial Corp.
  5.875% due 03/14/2011                                   80              78
MLCC Mortgage Investors, Inc.
  4.360% due 03/15/2025 (d)                               67              67
Novastar Home Equity Loan
  4.080% due 04/25/2028 (d)                               44              44
Providian Home Equity Loan Trust
  4.796% due 06/25/2025 (d)                               46              46
PSB Lending Home Loan Owner Trust
  6.830% due 05/20/2018                                    1               1
                                                                      ------
                                                                         495
                                                                      ------
Corporate Bonds & Notes 11.5%
Bear Stearns Co., Inc.
  5.210% due 03/28/2003 (d)                               30              30
Beckman Instruments, Inc.
  7.100% due 03/04/2003                                    3               3
DaimlerChrysler North America
Holding Corp.
  4.346% due 08/23/2002 (d)                               30              30
  6.400% due 05/15/2006                                   60              60
Donaldson, Lufkin & Jenrette
  4.833% due 04/25/2003 (d)                               50              50
Finova Capital Corp.
  4.126% due 06/18/2003 (d)                              100              92
Ford Motor Credit Co.
  1.000% due 12/22/2003                           JY   1,000               8
  1.200% due 02/07/2005                                6,000              49
General Motors Acceptance Corp.
  6.875% due 09/09/2004                           BP      75             107
J.P. Morgan & Co., Inc.
     6.541% due 02/15/2012 (d)                     $      10     $         9
Jones Intercable, Inc.
     8.875% due 04/01/2007                                 3               3
KFW International Finance, Inc.
     1.750% due 03/23/2010                        JY  11,000              96
Oneok, Inc.
     5.067% due 04/24/2002 (d)                     $     100             100
Pfizer, Inc.
     0.800% due 03/18/2008                             6,000              49
Sprint Capital Corp.
     5.875% due 05/01/2004                                10              10

Mortgage-Backed Securities 13.7%
Bear Stearns Adjustable Rate Mortgage
Trust
     7.014% due 02/25/2031 (d)                            46              46
Crusade Global Trust
     4.400% due 05/15/2021 (d)                            83              83
Freddie Mac
     6.500% due 08/15/2023                                53              55
Government National Mortgage Association
     6.000% due 02/15/2029-06/20/2030                    322             194
     (d)(g)
     7.000% due 04/20/2030-05/20/2030                    211             141
     (d)(g)
J.P. Morgan Commercial Mortgage Finance
Corp.
     4.260% due 04/15/2010 (d)                            88              88
Medallion Trust
     4.970% due 07/12/2031 (d)                            77              77
Residential Funding Mortgage
Securities, Inc.
     4.430% due 05/12/2032 (d)                           145             145
                                                                      ------
                                                                         829
                                                                      ------
U.S. Government Agencies 1.6%
Freddie Mac
     6.000% due 06/15/2011                               100              99

U.S. Treasury Obligations 38.1%
Treasury Inflation Protected Securities
(e)
     3.625% due 07/15/2002 (b)                         1,314           1,339
     3.625% due 04/15/2028 (f)                           109             112
U.S. Treasury Notes
     6.000% due 08/15/2009                               800             843
                                                                       2,294
                                                                      ------
Total United States                                                    4,413
                                                                      ------
(Cost $4,418)

   PURCHASED CALL OPTIONS 0.2%

Interest Rate Swap (OTC)
     5.750% due 05/22/2004
     Strike @ 5.500 Exp. 04/29/2002                    1,000               5
     5.500% due 05/01/2004
     Strike @ 5.750 Exp. 05/20/2002                    1,000               7
                                                                      ------
Total Purchased Call Options                                              12
                                                                      ------
(Cost $16)

   PREFERRED SECURITY 3.5%

                                                      Shares
DG Funding Trust
     5.960% due 12/29/2049                                20             212
                                                                      ------
Total Preferred Security                                                 212
                                                                      ------
(Cost $212)

                         See accompanying notes | 6.30.01 | Semi-Annual Report 9

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)

-------------------------------------------------------------------------------
  SHORT-TERM INSTRUMENTS 3.0%
-------------------------------------------------------------------------------
Repurchase Agreement 3.0%
State Street Bank
    3.350% due 07/02/2001                              $     184   $        184
    (Dated 06/29/2001.Collateralized by
    Federal Home Loan Bank
    5.000% due 02/14/2003 valued at $190.
    Repurchase proceeds are $184.)
                                                                   ------------
Total Short-Term Instruments                                                184
                                                                   ------------
(Cost $184)

Total Investments (a) 165.6%                                       $      9,997
(Cost $10,315)

Written Options (c) (0.2%)                                                  (12)
(Premiums $16)

Other Assets and Liabilities (Net) (65.4%)                               (3,950)
                                                                   ------------

Net Assets 100.0%                                                  $      6,035
                                                                   ------------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                                  $         46

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                          (364)

Unrealized depreciation-net                                        $       (318)

(b) Securities with an aggregate market
    value of $349 have been segregated
    with the custodian to cover margin
    requirements for the following open
    futures contracts at

                                                            # of     Unrealized
Type                                                   Contracts   Appreciation
-------------------------------------------------------------------------------
Government of Japan 10 Year Note (09/2001)                     1   $         10
EuroBond 10 Year Note (09/2001)                                2              0
Euro-Bobl 5 Year Note (09/2001)                                8              2
                                                                   ------------
                                                                   $         12
                                                                   ------------
(c) Premiums received on written options:

                                                # of
Type                                       Contracts     Premium          Value
-------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest
Rate Swap
    Strike @ 6.500% Exp.                     300,000   $      10   $          8
    05/20/2002

Put - OTC 3 Month LIBOR Interest
Rate Swap
    Strike @ 6.320% Exp.                     200,000           6              4
    04/29/2002
                                                       ------------------------
                                                       $      16   $         12
                                                       ------------------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to a financing transaction.

(G) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Foreign forward currency contracts outstanding at June 30, 2001.

                               Principal
                                  Amount                             Unrealized
                              Covered by        Settlement        Appreciation/
Type          Currency          Contract             Month       (Depreciation)
-------------------------------------------------------------------------------
Buy              A$                   52           07/2001        $           0
Sell                                  52           07/2001                    0
Sell             BP                  137           08/2001                   (5)
Sell             C$                   27           07/2001                    0
Sell             DK                  985           07/2001                    5
Buy              EC                    4           07/2001                    0
Sell                               1,190           07/2001                   (3)
Buy              HF                3,500           08/2001                    0
Buy              H$                1,100           08/2001                    0
Sell                               2,200           08/2001                    1
Buy              JY                7,500           07/2001                   (3)
Sell                              55,678           07/2001                   19
Sell                               6,106           08/2001                    0
Sell             N$                  307           08/2001                    4
Sell             SF                  451           08/2001                   11
Sell             SK                1,034           07/2001                    6
                                                                  -------------
                                                                  $          35
                                                                  -------------

(i) Principal amount denoted in indicated currency:

        A$ -  Australian Dollar
        BP -  British Pound
        C$ -  Canadian Dollar
        DK -  Danish Krone
        EC -  Euro
        H$ -  Hong Kong Dollar
        HF -  Hungarian Forint
        JY -  Japanese Yen
        N$ -  New Zealand Dollar
        SF -  Swiss Franc
        SK -  Swedish Krona

(j) Swap agreements outstanding at June 30, 2001:

                                                                     Unrealized
                                                    Notional      Appreciation/
Type                                                  Amount     (Depreciation)
-------------------------------------------------------------------------------
Receive a floating rate based on
6-month JY-LIBOR and pay a fixed
rate equal to 0.200%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/17/2003                           JY          60,000     $           (1)

Receive a floating rate base on
3-month H$-HIBOR and pay a fixed
rate equal to 6.910%.

Broker: Goldman Sachs & Co.
Exp. 02/15/2006                           H$           3,000                (19)

Receive a floating rate base on
3-month H$-HIBOR and pay a fixed
rate equal to 5.753%.

Broker: Goldman Sachs & Co.
Exp. 02/08/2006                                        3,000                 (1)

Receive a floating rate based on
3-month H$-HIBOR and pay a fixed
rate equal to 5.729%.

Broker: Goldman Sachs & Co.
Exp. 6/01/2006                                         3,400                  0

Receive a floating rate based on
3-month C$-LIBOR and pay a
fixed rate equal to 6.515%.

Broker: J.P. Morgan Securities, Inc.
Exp. 05/10/2002                           C$           2,500                 (4)

Receive a floating rate based on
6-month JY-LIBOR and pay a fixed
rate equal to 2.020%.

10 Semi-Annual Report | 6.30.01 | See accompanying notes

Broker: J.P. Morgan Securities, Inc.
Exp. 05/18/2010                           JY          17,000     $          (11)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on 6-month
EC-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/15/2016                           EC             100                 (1)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on 6-month
EC-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2016                                          320                 (3)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on 6-month
EC-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2016                                          500                 (2)

Receive a floating rate based on
6-month EC-LIBOR and pay a fixed
rate equal to 6.000%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2031                                          100                  2

Receive a fixed rate equal to 6.790%
and pay a floating rate based on
3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 02/15/2006                            $             400                 18

Receive a fixed rate equal to 5.900%
and pay a floating rate based on
6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 01/26/2004                           BP             300                 (2)

Receive a fixed rate equal to 5.670%
and pay a floating rate based on
3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 02/08/2006                            $             400                 (1)

Receive a floating rate based on
6-month BP-LIBOR and pay a fixed
rate equal to 5.500%.

Broker: Goldman Sachs & Co.
Exp.03/15/2004                            BP             100                  1

Receive a variable rate based on
6-month BP-LIBOR and pay a fixed
rate equal to 5.500%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2006                                          300                  1

Receive a variable rate based on
6-month BP-LIBOR and pay a fixed
rate equal to 5.500%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2006                                          300                  1

Receive a fixed rate equal to 5.500%
and pay a floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2004                                          300                 (3)

Receive a floating rate based on
6-month BP-LIBOR and pay a fixed
rate equal to 5.250%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 09/15/2002                           BP             100                  1

Receive a fixed rate equal to 5.250%
and pay a floating rate based on
6-month BP-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2004                                          100                 (2)

Receive a fixed rate equal to 5.640%
and pay a floating rate based on
3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 6/5/2006                              $             440                 (3)

Receive a fixed rate equal to 6.000%
and pay a floating rate based
on 3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 12/18/2006                                          300                 (4)

Receive a fixed rate equal to 6.000%
and pay a floating rate based
on 3-month $LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 12/18/2006                                          200                 (2)

Receive a floating rate based on 3-month
$LIBOR and pay a fixed rate equal to 6.000%

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 12/17/2011                                        1,000                 16

                                                                ---------------
                                                                $           (19)
                                                                ---------------

                                                 6.30.01 | Semi-Annual Report 11

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Foreign Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares; Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed financial information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

12 Semi-Annual Report | 6.30.01

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

                                                 6.30.01 | Semi-Annual Report 13

June 30, 2001 (Unaudited)

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class' average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points. (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                  Institutional Class       Administrative Class
--------------------------------------------------------------------------------

Foreign Bond Portfolio                          0.75%                      0.90%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                               U.S. Government/Agency                    All Other
                             ------------------------------------------------------------
                                    Purchases         Sales     Purchases         Sales
-----------------------------------------------------------------------------------------
Foreign Bond Portfolio         $    8,065       $  8,648        $  9,317         $  8,565

14 Semi-Annual Report | 6.30.01

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                         Foreign Bond Portfolio
                                                         ----------------------
                                                                        Premium
-------------------------------------------------------------------------------
Balance at 12/31/2000                                                   $     0
Sales                                                                        20
Closing Buys                                                                  0
Expirations                                                                  (4)
Exercised                                                                     0
-------------------------------------------------------------------------------
Balance at 06/30/2001                                                   $    16
-------------------------------------------------------------------------------

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                            Foreign Bond Portfolio
                                                                         ----------------------------------------------------------
                                                                         Period Ended     06/30/2001      Year Ended     12/31/2000
                                                                               Shares         Amount          Shares         Amount
                                                                         ----------------------------------------------------------
Receipts for shares sold
   Institutional Class                                                              0       $      0             515      $   4,877
   Administrative Class                                                           155          1,479              63            592
Issued as reinvestment of distributions
   Institutional Class                                                             13            123              37            349
   Administrative Class                                                             3             29              13            123
Cost of shares redeemed
   Institutional Class                                                           (162)        (1,549)              0              0
   Administrative Class                                                           (26)          (245)           (531)        (5,035)
Net increase resulting from Portfolio share transactions                          (17)      $   (163)             97      $     906
------------------------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                 Number     % of Portfolio Held
                                 ------------------------------

Foreign Bond Portfolio
   Administrative Class               4                      98
   Institutional Class                1                     100

7. Federal Income Tax Matters

As of December 31, 2000, the Foreign Bond Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $77,212 of capital losses during the period November 1, 2000 through December 31, 2000 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards:

                                              Realized Losses         Expiration
--------------------------------------------------------------------------------
     Foreign Bond Portfolio                       $    74,591         12/31/2007
                                                      137,524         12/31/2008

     Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

                                                 6.30.01 | Semi-Annual Report 15

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.




Trustees and Officers
     Brent R. Harris, Chairman and Trustee
     R. Wesley Burns, President and Trustee
     Guilford C. Babcock, Trustee
     E. Philip Cannon, Trustee
     Vern O. Curtis, Trustee
     J. Michael Hagan, Trustee
     Thomas P. Kemp, Sr., Trustee
     William J. Popejoy, Trustee
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, Missouri 64105

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     203 N. LaSalle Street
     Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEW PORT CENTER DRIVE, SUITE 300
NEW PORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                          MONEY MARKET PORTFOLIO
                                                            ADMINISTRATIVE CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter ....................................................  1
Financial Highlights .................................................  3
Statement of Assets and Liabilities ..................................  4
Statement of Operations ..............................................  5
Statements of Changes in Net Assets ..................................  6
Notes to Financial Statements ........................................  8

                                                       Fund        Schedule of
                                                       Summary     Investments
Money Market Portfolio (Administrative Class) ............  2           7

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Money Market Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments

Duration:

47 days

Total Net Assets: $5.6 million

Sector Breakdown:*

                                    [GRAPH]

                       Short-Term Instruments     85.2%
                       Corporate Bonds and Notes  14.8%

Quality Breakdown:*

                                    [GRAPH]

                                 AAA     64.6%
                                  AA     35.4%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                      Money Market Portfolio      Salomon Smith Barney
                      (Administrative Class)      3-Month U.S. Treasury
                      (Incep. 9/30/1999)          Bill Index
-----------------------------------------------------------------------
7 Day Yield                3.67%                            --
6 Months                   2.39%                          2.49%
1 Year                     5.58%                          5.64%
Since Inception*           5.57%                            --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                          Money Market            Salomon Smith
                         Portfolio Admin.       Barney 3-Month U.S.
    Month                    Class              Treasury Bill Index
==============           ================       ===================
  09/30/1999                  10,000                   10,000
  10/31/1999                  10,041                   10,041
  11/30/1999                  10,082                   10,081
  12/31/1999                  10,130                   10,125
  01/31/2000                  10,174                   10,169
  02/29/2000                  10,218                   10,213
  03/31/2000                  10,268                   10,261
  04/30/2000                  10,311                   10,309
  05/31/2000                  10,361                   10,360
  06/30/2000                  10,415                   10,408
  07/31/2000                  10,466                   10,458
  08/31/2000                  10,520                   10,510
  09/30/2000                  10,570                   10,562
  10/31/2000                  10,617                   10,618
  11/30/2000                  10,680                   10,672
  12/31/2000                  10,739                   10,729
  01/31/2001                  10,791                   10,784
  02/28/2001                  10,836                   10,831
  03/31/2001                  10,881                   10,878
  04/30/2001                  10,919                   10,920
  05/31/2001                  10,961                   10,961
  06/30/2001                  10,996                   10,996

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 10/01/1999, the first full month following the Portfolio's Administrative Class inception on 9/30/1999, compared to the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged market index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

 PORTFOLIO INSIGHTS

 .  The total return performance of the Money Market Portfolio Administrative
   Class was 2.39% for the six-month period ended June 30, 2001, versus a return of 2.49% for the benchmark Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
 . Yields on high quality short-term commercial paper fell sharply during the second quarter as the U.S. economy weakened and investors expected more easing by the Federal Reserve. The Federal Reserve cut rates six times, bringing total easing since the beginning of the year to 2.75%.
 .  Short-term commercial paper yields decreased throughout the period, finishing an average 2.50% less than the yields prevailing at the beginning of 2001.
 .  The Portfolio's average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.
 . U.S. issued high quality (A1/P1) commercial paper, corporates, and shorter-term agency securities were emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.
 . Seven-day and thirty-day SEC yields were 3.67% and 3.77%, respectively, at quarter-end.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Money Market Portfolio (Administrative Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:   06/30/2001 (d)  12/31/2000     12/31/1999 (b)

Net asset value beginning of period                     $     1.00      $     1.00     $     1.00
Net investment income (a)                                     0.02            0.06           0.01
Total income from investment operations                       0.02            0.06           0.01
Dividends from net investment income                         (0.02)          (0.06)         (0.01)
Total distributions                                          (0.02)          (0.06)         (0.01)
Net asset value end of period                           $     1.00      $     1.00     $     1.00
Total return                                                  2.39%           6.01%          1.30%
Net assets end of period (000s)                         $    5,555      $    4,334     $    3,605
Ratio of expenses to average net assets                       0.50%*          0.50%          0.50%(c)*
Ratio of net investment income to average net assets          4.70%*          5.88%          5.14%*
Portfolio turnover rate                                        N/A             N/A            N/A

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operatons on September 30, 1999.
(c) If the investment manager had not reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.27% for the period ended December 31, 1999.
(d)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Money Market Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                          $       5,561
Interest and dividends receivable                                          8
                                                                       5,569
----------------------------------------------------------------------------

Liabilities:

Accrued investment advisory fee                                $           1
Accrued administration fee                                                 1
Accrued servicing fee                                                      1
                                                                           3
----------------------------------------------------------------------------

Net Assets                                                     $       5,566
----------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                $       5,566
Undistributed (overdistributed) net investment income                      0
Accumulated undistributed net realized gain (loss)                         0
Net unrealized appreciation (depreciation)                                 0
                                                               $       5,566
----------------------------------------------------------------------------

Net Assets:

Institutional Class                                            $          11
Administrative Class                                                   5,555


Shares Issued and Outstanding:

Institutional Class                                                       11
Administrative Class                                                   5,555


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                            $        1.00
Administrative Class                                                    1.00

Cost of Investments Owned                                      $       5,561
----------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Money Market Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                $      125
   Total Income                                                                125


Expenses:

Investment advisory fees                                                         4
Administration fees                                                              5
Distribution and/or servicing fees - Administrative Class                        4
   Total Expenses                                                               13

Net Investment Income                                                          112
----------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                          0
Net change in unrealized appreciation (depreciation) on investments              0
   Net Gain (Loss)                                                               0

Net Increase in Assets Resulting from Operations                        $      112
----------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Money Market Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                                Six Months Ended          Year Ended
Increase (Decrease) in Net Assets from:                                            June 30, 2001   December 31, 2000

Operations:
Net investment income                                                            $           112     $           230
Net realized gain (loss)                                                                       0                   0
Net change in unrealized appreciation (depreciation)                                           0                   0
Net increase resulting from operations                                                       112                 230
---------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                        (1)                (23)
   Administrative Class                                                                     (111)               (207)

Total Distributions                                                                         (112)               (230)
--------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                         0                 739
   Administrative Class                                                                    2,723               7,776
Issued as reinvestment of distributions
   Institutional Class                                                                         1                  23
   Administrative Class                                                                      112                 206
Cost of shares redeemed
   Institutional Class                                                                       (70)               (682)
   Administrative Class                                                                   (1,614)             (7,253)
Net increase resulting from Portfolio share transactions                                   1,152                 809

Total Increase in Net Assets                                                     $         1,152     $           809
--------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                        4,414               3,605
End of period*                                                                   $         5,566     $         4,414

*Including net undistributed (overdistributed) investment income of:             $             0     $             0

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Money Market Portfolio
June 30, 2001 (Unaudited)

                                          Principal
                                             Amount            Value
                                             (000s)           (000s)

--------------------------------------------------------------------
   CORPORATE BONDS & NOTES 14.8%
--------------------------------------------------------------------

   Banking & Finance 7.2%
   First Chicago NBD Corp.
     4.100% due 08/20/2001 (a)           $     200      $        200
   Morgan Stanley, Dean Witter,
   Discover & Co.
     4.005% due 08/15/2001 (a)                 200               200
                                                        ------------
                                                                 400
                                                        ------------
   Industrials 7.6%
   Honeywell International, Inc.
     3.700% due 08/17/2001                     200               200
   General Electric Capital Corp.
     5.500% due 04/15/2002                     25                 25
   Wal-Mart Stores, Inc.
     6.150% due 08/10/2001                     200               200
                                                        ------------
                                                                 425
                                                        ------------
   Total Corporate Bonds & Notes                                 825
                                                        ------------
   (Cost $825)

   SHORT-TERM INSTRUMENTS 85.1%

   Certificates of Deposit 3.6%
   First Union National Bank
     4.281% due 08/24/2001                     200               200
                                                        ------------
   Commercial Paper 78.6%
   Abbey National North America
     3.940% due 09/19/2001                     200               198
   Anz, Inc.
     3.940% due 08/13/2001                     200               199
   Archer Daniels Midland Co.
     3.880% due 10/05/2001                     100                99
   Becton Dickinson & Co.
     3.920% due 07/25/2001                     200               200
   CBA (de) Finance
     3.950% due 07/05/2001                     100               100
   Coca-Cola Co.
     4.610% due 07/12/2001                     200               200
   Dupont De Nemours & Co.
     3.720% due 08/24/2001                     200               199
   Electricite De France
     3.790% due 08/22/2001                     100                99
   Fannie Mae
     4.720% due 08/15/2001                     100                99
     3.650% due 10/04/2001                     300               297
     4.060% due 10/25/2001                     200               197
   Federal Farm Credit Bank
     4.685% due 08/29/2001                     200               198
   Freddie Mac
     3.820% due 07/18/2001                     200               200
     3.540% due 11/16/2001                     200               197
   Gannett Co., Inc.
     3.850% due 07/12/2001                     200               200
   General Electric Capital Corp.
     3.890% due 07/19/2001                     200               200
   Halifax PLC
     3.900% due 09/12/2001                     200               198
   KFW International Finance, Inc.
     3.840% due 07/30/2001                     200               199
   Minnesota Co.
     3.630% due 08/14/2001                     200               199
   Queensland Treasury Corp.
     4.240% due 07/23/2001                     200               200
   Reseau Ferre De France
     3.730% due 07/25/2001                     200               200
   Swedbank, Inc.
     4.200% due 08/10/2001                     200               199
   UBS Finance, Inc.
     4.580% due 09/19/2001                     200               199
   Walt Disney Co.
     3.720% due 08/21/2001                     100                99
                                                        ------------
                                                               4,375
                                                        ------------

Repurchase Agreement 2.9%
State Street Bank
   3.350% due 07/02/2001                 $     161      $        161
   (Dated 06/29/2001. Collateralized by
    Freddie Mac 5.300% due 09/12/2003
     valued at $168.
   Repurchase proceeds are $161.)
                                                        ------------
Total Short-Term Instruments                                   4,736
                                                        ------------
(Cost $4,736)

Total Investments 99.9%                                 $      5,561
(Cost $5,561)

Other Assets and Liabilities (Net) 0.1%                            5
                                                        ------------
Net Assets 100.0%                                       $      5,566
                                                        ------------
(a) Variable rate security. The rate listed is as of June 30, 2001.

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Notes to Financial Statements
June 30, 2001 (Unaudited)



1. Organization

The Money Market Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Administrative Class of the Trust. Certain detailed information for the Institutional Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the board of trustees.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

8 Semi-Annual Report | 6.30.01

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio offering Administrative Class shares in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during the current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                        Institutional Class      Administrative Class
                        ---------------------------------------------

Money Market Portfolio        0.35%                     0.50%


PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Federal Income Tax Matters

As of December 31, 2000, the Money Market Portfolio had remaining capital loss carryforwards that were realized during the current year.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                 Capital Loss Carryforwards
                               Realized Losses      Expiration
                               -------------------------------

Money Market Portfolio         $          274       12/31/2008


Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)



5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                Money Market Portfolio
                                                                   ----------------------------------------------
                                                                   Period Ended 06/30/2001 Year Ended 12/31/2000
                                                                         Shares     Amount     Shares     Amount
                                                                   ----------------------------------------------
Receipts for shares sold
   Institutional Class                                                      0  $       0      739       $    739
   Administrative Class                                                 2,723      2,723    7,776          7,776
Issued as reinvestment of distributions
   Institutional Class                                                      1          1       23             23
   Administrative Class                                                   112        112      206            206
Cost of shares redeemed
   Institutional Class                                                    (70)       (70)    (682)          (682)
   Administrative Class                                                (1,614)    (1,614)  (7,253)        (7,253)
Net increase resulting from Portfolio share transactions                1,152  $   1,152      809       $    809
-----------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                          Number        % of Portfolio Held
                                          ---------------------------------

Money Market Portfolio
   Administrative Class                        1                        100
   Institutional Class                         1                        100

10 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
   Brent R. Harris, Chairman and Trustee
   R. Wesley Burns, President and Trustee
   Guilford C. Babcock, Trustee
   E. Philip Cannon, Trustee
   Vern O. Curtis, Trustee
   J. Michael Hagan, Trustee
   Thomas P. Kemp, Sr., Trustee
   William J. Popejoy, Trustee
   Garlin G. Flynn, Secretary
   John P. Hardaway, Treasurer

Investment Adviser and Administrator
   Pacific Investment Management Company LLC
   840 Newport Center Drive, Suite 300
   Newport Beach, California 92660

Transfer Agent
   National Financial Data Services
   330 W. 9th Street, 4th Floor
   Kansas City, Missouri 64105

Custodian
   State Street Bank & Trust Company
   801 Pennsylvania
   Kansas City, Missouri 64105

Counsel
   Dechert
   1775 Eye Street, N.W.
   Washington, D.C. 20006-2401

Independent Accountants
   PricewaterhouseCoopers LLP
   203 N. LaSalle Street
   Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                     LOW DURATION BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter........................................................1
Financial Highlights.....................................................3
Statement of Assets and Liabilities......................................4
Statement of Operations..................................................5
Statements of Changes in Net Assets......................................6
Notes to Financial Statements............................................9


                                                        Fund         Schedule of
                                                        Summary      Investments
Low Duration Bond Portfolio (Institutional Class)...........2            7-8

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                | 6.30.01 | Semi-Annual Report 1

Low Duration Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily short maturity fixed income securities

Duration:

2.79 years

Total Net Assets:

$5.0 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  80.8%
                       U.S. Treasury Obligations   6.7%
                       Corporate Bonds and Notes   6.7%
                       Other                        5.8%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA   93.5%
                                   AA    0.3%
                                    A    1.8%
                                  BBB    4.4%

% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended June 30, 2001

                    Low Duration Bond Portfolio
                    (Institutional Class)           Merrill Lynch
                    (Incep. 4/10/2000)              1-3 Year Treasury Index
---------------------------------------------------------------------------
6 Months                         3.78%                       3.97%
1 Year                           8.48%                       9.02%
Since Inception*                 8.22%                         --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                                Low Duration                Merrill Lynch
                                Bond Portfolio            1-3 Year Treasury
      Month                      Inst. Class                    Index
   ==============               =============              ==============
     04/30/2000                     10,000                     10,000
     05/31/2000                     10,026                     10,041
     06/30/2000                     10,165                     10,145
     07/31/2000                     10,226                     10,209
     08/31/2000                     10,305                     10,285
     09/30/2000                     10,382                     10,359
     10/31/2000                     10,434                     10,414
     11/30/2000                     10,544                     10,513
     12/31/2000                     10,626                     10,638
     01/31/2001                     10,800                     10,771
     02/28/2001                     10,818                     10,841
     03/31/2001                     10,879                     10,932
     04/30/2001                     10,959                     10,961
     05/31/2001                     11,049                     11,023
     06/30/2001                     11,028                     11,060

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

PORTFOLIO INSIGHTS

 .   The Low Duration Bond Portfolio Institutional Class returned 3.78% during the period from January 1, 2001 through June 30, 2001.
 .   An above-benchmark duration helped performance as shorter rates decreased significantly.
 .   Mortgage holdings detracted from performance as this sector underperformed in the first quarter due to fears that prepayment rates would increase.
 .   An overweight in investment-grade securities was positive as this sector performed well amid hopes that Fed easing would spark an economic recovery.
 .   Limited holdings in non-investment-grade securities modestly benefited performance as Fed easing and attractive yields rekindled demand in this sector.
 .   Holdings of non-U.S. securities hurt performance as non-U.S. markets lagged the U.S. market.

2  Semi-Annual Report | 6.30.01

Financial Highlights

Low Duration Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:            06/30/2001 (c)  12/31/2000 (b)
Net asset value beginning of period                              $       9.82    $       9.70
Net investment income (a)                                                0.31            0.46
Net realized/unrealized gain on investments (a)                          0.06            0.12
Total income from investment operations                                  0.37            0.58
Dividends from net investment income                                    (0.31)          (0.46)
Total distributions                                                     (0.31)          (0.46)
Net asset value end of period                                    $       9.88    $       9.82
Total return                                                             3.78%           6.13%
Net assets end of period (000s)                                  $      2,257    $      5,430
Ratio of expenses to average net assets                                  0.50%*          0.50%*
Ratio of net investment income to average net assets                     6.26%*          6.49%*
Portfolio turnover rate                                                   329%            165%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 10, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                      $       11,706
Cash and foreign currency                                                                               4
Receivable for investments sold and forward foreign currency contracts                                628
Receivable for Portfolio shares sold                                                                    1
Interest and dividends receivable                                                                      62
                                                                                                   12,401
---------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                   $        7,341
Payable for Portfolio shares redeemed                                                                   6
Accrued investment advisory fee                                                                         1
Accrued administration fee                                                                              1
Other liabilities                                                                                      21
                                                                                                    7,370
---------------------------------------------------------------------------------------------------------

Net Assets                                                                                 $        5,031
---------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                            $        5,053
Undistributed (overdistributed) net investment income                                                  (3)
Accumulated undistributed net realized (loss)                                                          (5)
Net unrealized (depreciation)                                                                         (14)
                                                                                           $        5,031
---------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                        $        2,257
Administrative Class                                                                                2,774

Shares Issued and Outstanding:
Institutional Class                                                                                   228
Administrative Class                                                                                  282

Net Asset Value and Redemption Price Per Share
 (Net Assets Per Share Outstanding)

Institutional Class                                                                        $         9.88
Administrative Class                                                                                 9.88

Cost of Investments Owned                                                                  $       11,703
---------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                              $            4
---------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Low Duration Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                                                  $  239
 Total Income                                                                                                                239

Expenses:

Investment advisory fees                                                                                                       9
Administration fees                                                                                                            9
Distribution and/or servicing fees - Administrative Class                                                                      1
Interest Expense                                                                                                               2
 Total Expenses                                                                                                               21

Net Investment Income                                                                                                        218
--------------------------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                                              80
Net realized gain on futures contracts and written options                                                                     1
Net realized (loss) on foreign currency transactions                                                                          (9)
Net change in unrealized (depreciation) on investments                                                                       (14)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies               1
 Net Gain                                                                                                                     59

Net Increase in Assets Resulting from Operations                                                                          $  277
--------------------------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                             Six Months Ended            Year Ended
Increase (Decrease) in Net Assets from:                                         June 30, 2001     December 31, 2000

Operations:
Net investment income                                                        $            218     $             352
Net realized gain (loss)                                                                   72                   (69)
Net change in unrealized appreciation (depreciation)                                      (13)                  123
Net increase resulting from operations                                                    277                   406
-------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                   (162)                 (250)
   Administrative Class                                                                   (56)                 (102)

Total Distributions                                                                      (218)                 (352)
-------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                      0                 5,187
   Administrative Class                                                                 2,175                   783
Issued as reinvestment of distributions
   Institutional Class                                                                    162                   256
   Administrative Class                                                                    56                    95
Cost of shares redeemed
   Institutional Class                                                                 (3,395)                  (80)
   Administrative Class                                                                  (198)               (5,272)
Net increase (decrease) resulting from Portfolio share transactions                    (1,200)                  969

Total Increase (Decrease) in Net Assets                                      $         (1,141)    $           1,023
-------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                     6,172                 5,149
End of period*                                                               $          5,031     $           6,172

*Including net (overdistributed) investment income of:                       $             (3)    $              (3)

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Low Duration Bond Portfolio
June 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

--------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 15.5%
--------------------------------------------------------------------------------

Industrials 8.0%
Petroleos Mexicanos
    7.430% due 07/15/2005 (d)                           $     250    $      251
Witco Corp.
    6.600% due 04/01/2003                                     150           150
                                                                     -----------
                                                                            401
                                                                     -----------
Utilities 7.5%
British Telecom PLC
    5.185% due 12/15/2003 (d)                                 100           101
France Telecom
    7.200% due 03/01/2006                                     100           103
Pacific Gas & Electric Co.
    0.000% due 10/31/2001 (h)                                 100            74
Telekomunikacja Polska SA
    7.125% due 12/10/2003                                     100           101
                                                                            379
                                                                     -----------
Total Corporate Bonds & Notes                                               780
                                                                     -----------
(Cost $796)

U.S. TREASURY OBLIGATIONS 15.7%

Treasury Inflation Protected Securities (c)
    3.625% due 07/15/2002 (b)(d)                              166           169
    3.375% due 01/15/2007                                     502           509
    3.375% due 01/15/2008                                     109           112
                                                                     -----------
Total U.S. Treasury Obligations                                             790
                                                                     -----------
(Cost $767)

MORTGAGE-BACKED SECURITIES 188.0%

Collateralized Mortgage Obligations 34.5%
Collateralized Mortgage Securities Corp.
   10.950% due 02/01/2014                                     667           692
Countrywide Home Loans
    7.750% due 04/25/2030                                      47            47
Freddie Mac
    4.330% due 07/15/2028 (d)                                 175           175
General Electric Capital Mortgage Services, Inc.
    6.500% due 03/25/2024                                     395           391
PNC Mortgage Securities Corp.
    7.750% due 08/25/2030                                      58            60
Structured Asset Securities Corp.
    6.750% due 07/25/2029                                     129           130
Washington Mutual, Inc.
    6.947% due 01/25/2041                                      91            91
Wells Fargo Mortgage-Backed Securities Trust
    7.000% due 02/25/2016                                     149           152
                                                                     -----------
                                                                          1,738
                                                                     -----------
Federal Housing Administration 10.3%
    7.430% due 10/01/2020                                     520           517

Fannie Mae 3.3%
    7.111% due 09/01/2040 (d)                                 162           164
                                                                     -----------

Government National Mortgage Association 139.9%
    6.500% due 07/24/2031                                     500           495
    7.500% due 07/24/2031                                   2,000         2,051
    8.000% due 07/24/2031                                   4,000         4,144
    8.500% due 10/15/2030                                     331           346
                                                                          7,036
                                                                     -----------
Total Mortgage-Backed Securities                                          9,455
                                                                     -----------
(Cost $9,458)

ASSET-BACKED SECURITIES 4.0%

Bayview Financial Acquisition Trust
   4.468% due 11/25/2030 (d)                                  200    $      200
                                                                     -----------
Total Asset-Backed Securities                                               200
                                                                     -----------
(Cost $201)

SHORT-TERM INSTRUMENTS 9.5%

Commercial Paper 7.8%
General Electric Capital Corp.
  3.790% due 09/12/2001                                       200           198
UBS Finance, Inc.
 3.740% due 12/19/2001                                        200           196
                                                                     -----------
                                                                            394
                                                                     -----------
Repurchase Agreement 1.7%
State Street Bank
 3.350% due 07/02/2001                                         87            87
 (Dated 06/29/2001. Collateralized by
 Federal Home Loan Bank
 4.750% due 06/04/2003 valued at $90.
 Repurchase proceeds are $87.)

                                                                     -----------
Total Short-Term Instruments                                                481
                                                                     -----------
(Cost $481)

Total Investments (a) 232.7%                                         $   11,706
(Cost $11,703)

Other Assets and Liabilities (Net) (132.7%)                              (6,675)
                                                                     -----------
Net Assets 100.0%                                                    $    5,031
                                                                     -----------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                                    $       73

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                           (69)
                                                                     -----------
Unrealized appreciation-net                                          $        4
                                                                     -----------

(b) Securities with an aggregate market
value of $169 have been segregated with
the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:


                                                         # of        Unrealized
Type                                                Contracts      Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (09/2001)                         3     $           0
                                                                  --------------

(c) Principal amount of the security is
adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Low Duration Bond Portfolio
June 30, 2001 ((Unaudited))

(e) Swap agreements outstanding at June 30, 2001.


                                                    Notional         Unrealized
Type                                                  Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 5.500%
and pay a floating rate based on
6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/02/2004                            BP            300     $           (7)

Receive a fixed rate equal to 5.500%
and pay a floating rate based on
6-month BP-LIBOR

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2004                                          100                 (2)

Receive a fixed rate equal to 5.500%
and pay a floating rate based on
6-month BP-LIBOR.

Broker: Lehman Bros.
Exp. 03/02/2004                                          100                 (2)

Receive a floating rate based on
6-month JY-LIBOR and pay a fixed rate
equal to 1.805%

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 01/11/2011                            JY          4,000                 (9)
                                                                 ---------------
                                                                 $          (20)
                                                                 ---------------

(f) Foreign forward currency contracts outstanding at June 30, 2001:

                            Principal
                               Amount
                           Covered by          Settlement            Unrealized
Type       Currency          Contract               Month          Appreciation
-------------------------------------------------------------------------------
Buy           EC                  153             07/2001          $          0
Sell                              153             07/2001                     0
Buy           JY                  639             07/2001                     0
Sell                            1,100             07/2001                     1
                                                                   -------------
                                                                   $          1
                                                                   -------------

(g) Principal amount denoted in indicated currency:

         EC -  Euro
         JY -  Japanese Yen
         BP - British Pound

(h) Security is in default.

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Low Duration Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

10  Semi-Annual Report | 6.30.01

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                     Institutional Class    Administrative Class
--------------------------------------------------------------------------------
Low Duration Bond Portfolio                        0.50%                   0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                   U.S. Government/Agency          All Other
                                   ---------------------------------------------
                                     Purchases     Sales     Purchases     Sales
--------------------------------------------------------------------------------
Low Duration Bond Portfolio          $  40,044  $ 36,466     $   1,502   $ 2,890

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

5. Federal Income Tax Matters

As of December 31, 2000, the Low Duration Bond Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $1,931 of capital losses during the period November 1, 2000 through December 31, 2000, which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                                  Capital Loss Carryforwards
                                              ----------------------------------
                                                Realized Losses     Expiration

Low Duration Bond Portfolio                     $        74,354     12/31/2008

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                Low Duration Bond Portfolio
                                                                     -------------------------------------------------
                                                                     Period Ended  6/30/2001    Year Ended  12/31/2000
                                                                           Shares     Amount        Shares      Amount
                                                                     -------------------------------------------------
Receipts for shares sold
   Institutional Class                                                          0  $       0           535  $    5,187
   Administrative Class                                                       220      2,175            80         783
Issued as reinvestment of distributions
   Institutional Class                                                         16        162            26         256
   Administrative Class                                                         6         56            10          95
Cost of shares redeemed
   Institutional Class                                                       (341)    (3,395)           (8)        (80)
   Administrative Class                                                       (20)      (198)         (543)     (5,272)
Net increase resulting from Portfolio share transactions                     (119) $  (1,200)          100   $     969
----------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                               Number     % of Portfolio Held
-------------------------------------------------------------

Low Duration Bond Portfolio
     Administrative Class           3                      93
     Institutional Class            1                     100

12   Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORTBEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                     TOTAL RETURN BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter...........................................................  1
Financial Highlights........................................................  3
Statement of Assets and Liabilities.........................................  4
Statement of Operations.....................................................  5
Statements of Changes in Net Assets.........................................  6
Notes to Financial Statements............................................... 11


                                                                       Fund       Schedule of
                                                                       Summary    Investments
Total Return Bond Portfolio (Institutional Class)....................     2         7-10

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

PIMCO Total Return Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity fixed income securities

Duration:

4.94 years

Total Net Assets:

$181.3 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities 46.5%
                       Corporate Bonds and Notes  19.1%
                       Short-Term Instruments     16.0%
                       Asset-Backed Securities     9.2%
                       U.S. Treasury Obligations   6.1%
                       Other                       3.1%

Quality Breakdown:*

                                    [GRAPH]

                                AAA       73.5%
                                 AA        8.9%
                                  A       11.2%
                                BBB        5.3%
                                 BB        1.1%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT  For the Period Ended June 30, 2001

                         Total Return Bond Portfolio
                         (Institutional Class)             Lehman Brothers
                         (Incep. 4/10/2000)                Aggregate Bond Index
-------------------------------------------------------------------------------
6 Months                              2.64%                       3.62%
1 Year                                9.47%                      11.23%
Since Inception*                      8.65%                         --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001 $10,000 invested at
$10,000 invested at inception

                                    [GRAPH]


                      Total Return Bond         Lehman Brothers
     Month               Portfolio               Aggregate Bond
                        Inst. Class                 Index

  ==============   ========================   ====================
    04/30/2000              10,000                   10,000
    05/31/2000              10,047                    9,995
    06/30/2000              10,233                   10,203
    07/31/2000              10,316                   10,296
    08/31/2000              10,472                   10,445
    09/30/2000              10,503                   10,511
    10/31/2000              10,567                   10,580
    11/30/2000              10,759                   10,753
    12/31/2000              10,914                   10,953
    01/31/2001              11,011                   11,132
    02/28/2001              11,141                   11,229
    03/31/2001              11,221                   11,285
    04/30/2001              11,111                   11,238
    05/31/2001              11,164                   11,306
    06/30/2001              11,202                   11,349

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Total Return Bond Portfolio Institutional Class' investment performance was 2.64% for the six-month period ended June 30, 2001, relative to a 3.62% return for the benchmark Lehman Brothers Aggregate Bond Index.
 .    The Federal Reserve cut interest rates by a total of 2.75% during this period, providing monetary stimulus to an economy where growth and investment were decelerating rapidly.
 .    The Portfolio's duration, or sensitivity to interest rate changes, exceeded its benchmark during this period. This longer duration was a negative for performance as intermediate and long maturity yields rose amid concern that eventual economic recovery would create inflationary pressures.
 .    The Portfolio's yield curve positioning, which during this period moved incrementally towards favoring steeper global yield curves, detracted from performance.
 .    The Portfolio maintained an overweight to mortgage securities relative to its benchmark. This was a positive as prepayment fears subsided and investors sought mortgage securities for their high risk-adjusted yields.
 .    The Portfolio maintained a corporate underweight relative to its benchmark given concerns of declining corporate profits and credit quality. This negatively impacted performance as the corporate sector rallied on the
     Fed's aggressive monetary easing.
 .    Holdings of non-U.S. bonds, which consisted primarily of Euro-zone and U.K.
     debt instruments was a negative for performance. Euro-zone and U.K. securities lagged Treasuries given inflation concerns and a slower pace of monetary easing relative to the U.S. In addition, a long currency position in the Euro against the Yen detracted from performance as the Euro fell on slowing Euro zone growth.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Total Return Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:       06/30/2001 (c)     12/31/2000 (b)

Net asset value beginning of period                         $     9.77         $     9.50
Net investment income (a)                                         0.28               0.45
Net realized/unrealized gain on investments (a)                  (0.02)              0.27
Total income from investment operations                           0.26               0.72
Dividends from net investment income                             (0.28)             (0.45)
Distributions from net realized capital gains                     0.00               0.00
Total distributions                                              (0.28)             (0.45)
Net asset value end of period                               $     9.75         $     9.77
Total return                                                      2.64%              7.82%
Net assets end of period (000s)                             $   30,973         $      625
Ratio of expenses to average net assets                           0.50%*             0.50%*
Ratio of net investment income to average net assets              5.69%*             6.48%*
Portfolio turnover rate                                            142%               415%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on April 10, 2000.
(c)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                    $      243,222
Cash and foreign currency                                                                                         1,243
Receivable for investments sold and forward foreign currency contracts                                            1,308
Receivable for Portfolio shares sold                                                                                885
Interest and dividends receivable                                                                                 1,257
Other assets                                                                                                          3
                                                                                                                247,918
-----------------------------------------------------------------------------------------------------------------------

Liabilities

Payable for investments purchased and forward foreign currency contracts                                 $       63,907
Written options outstanding                                                                                          85
Payable for Portfolio shares redeemed                                                                             1,757
Accrued investment advisory fee                                                                                      36
Accrued administration fee                                                                                           36
Accrued servicing fee                                                                                                16
Variation margin payable                                                                                            215
Recoupment payable to Manager                                                                                         1
Other liabilities                                                                                                   519
                                                                                                                 66,572
-----------------------------------------------------------------------------------------------------------------------

Net Assets                                                                                               $      181,346
-----------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                                          $      181,218
Undistributed net investment income                                                                                 259
Accumulated undistributed net realized gain                                                                          81
Net unrealized (depreciation)                                                                                      (212)
                                                                                                         $      181,346
-----------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                      $       30,973
Administrative Class                                                                                            150,373


Shares Issued and Outstanding:

Institutional Class                                                                                               3,177
Administrative Class                                                                                             15,421


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                                                      $         9.75
Administrative Class                                                                                               9.75

Cost of Investments Owned                                                                                $      243,300
-----------------------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                                            $        1,218
-----------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Total Return Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                          $         3,712
Miscellaneous income                                                                            2
   Total Income                                                                             3,714

Expenses:

Investment advisory fees                                                                      150
Administration fees                                                                           150
Distribution and/or servicing fees - Administrative Class                                      69
Trustees' fees                                                                                  3
Organization Costs                                                                              1
   Total Expenses                                                                             373

Net Investment Income                                                                       3,341
-------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                              796
Net realized (loss) on futures contracts and written options                                 (303)
Net realized (loss) on foreign currency transactions                                         (345)
Net change in unrealized (depreciation) on investments                                     (1,368)
Net change in unrealized appreciation on futures contracts and written options                 94
Net change in unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies                                                             143
   Net (Loss)                                                                                (983)

Net Increase in Assets Resulting from Operations                                  $         2,358
-------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Total Return Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                           Six Months Ended             Year Ended
Increase (Decrease) in Net Assets from:                                       June 30, 2001      December 31, 2000

Operations:
Net investment income                                                          $      3,341           $      1,247
Net realized gain                                                                       148                    287
Net change in unrealized appreciation (depreciation)                                 (1,131)                 1,005
Net increase resulting from operations                                                2,358                  2,539
------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                 (800)                   (85)
   Administrative Class                                                              (2,539)                (1,149)
In excess of net investment income
   Institutional Class                                                                    0                     (1)
   Administrative Class                                                                   0                    (11)

Total Distributions                                                                  (3,339)                (1,246)
------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                               33,635                  3,076
   Administrative Class                                                             103,916                 55,729
Issued as reinvestment of distributions
   Institutional Class                                                                  800                     89
   Administrative Class                                                               2,539                  1,157
Cost of shares redeemed
   Institutional Class                                                               (3,920)                (2,568)
   Administrative Class                                                             (10,801)                (6,495)
Net increase resulting from Portfolio share transactions                            126,169                 50,988

Total Increase in Net Assets                                                   $    125,188           $     52,281
------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                  56,158                  3,877
End of period *                                                                $    181,346           $     56,158

*Including net undistributed investment income of:                             $        259           $        257

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)

-------------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 25.6%
-------------------------------------------------------------------------------

Banking & Finance 10.4%
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                                 $     700    $    300
Bank One Corp.
    4.201% due 05/07/2002 (d)                                   400         400
    4.498% due 05/10/2004 (d)                                   400         401
Bear Stearns Cos., Inc.
    6.910% due 09/21/2004 (d)                                   300         300
Chrysler Financial Co. LLC
    4.041% due 03/10/2003 (d)                                   100          99
CIT Group, Inc.
    5.543% due 02/28/2003 (d)                                 3,000       3,004
    5.260% due 04/07/2003 (d)                                 1,300       1,304
Donaldson, Lufkin & Jenrette, Inc.
    6.258% due 07/18/2003 (d)                                   100         100
Ford Motor Credit Co.
    4.371% due 06/23/2003 (d)                                   350         350
    6.178% due 07/18/2005 (d)                                   400         396
General Motors Acceptance Corp.
    4.685% due 07/21/2003 (d)                                   500         501
    5.113% due 05/04/2004 (d)                                 2,500       2,506
    4.970% due 05/10/2004 (d)                                   500         499
    4.770% due 05/17/2004 (d)                                   700         700
Heller Financial, Inc.
    4.792% due 07/24/2002 (d)                                   500         501
Household Finance Corp.
    4.463% due 11/01/2001 (d)                                   200         200
    4.406% due 05/28/2004 (d)                                   600         601
Merrill Lynch & Co.
    4.340% due 05/21/2004 (d)                                   300         300
Morgan Stanley, Dean Witter, Discover & Co.
    4.370% due 05/14/2004 (d)                                   600         600
Pemex Finance Ltd.
    5.720% due 11/15/2003                                       125         125
PNC Funding Corp.
    6.125% due 09/01/2003                                       100         102
Popular, Inc.
    6.625% due 01/15/2004                                       500         507
Premium Asset Trust
    4.381% due 11/27/2004 (d)                                   100         100
Residential Reinsurance
    8.990% due 06/01/2004                                       100         100
Sears Roebuck Acceptance Corp.
    6.720% due 10/23/2002                                     2,000       2,049
Washington Mutual Bank
    4.418% due 05/14/2004 (d)                                   400         400
    4.403% due 05/17/2004 (d)                                   600         600
Westdeutsche Landesbank
    6.050% due 01/15/2009                                       200         194
Western Capital
   10.665% due 01/07/2003                                     1,300       1,300
                                                                       --------
                                                                         18,957
                                                                       --------
Industrials 7.8%
DaimlerChrysler North America Holding Corp.
    4.346% due 08/23/2002 (d)                                 1,300       1,291
    7.350% due 12/16/2002 (d)                                 2,000       2,006
    7.750% due 05/27/2003                                       200         209
EMC Corp.
    4.577% due 07/30/2031                                     5,000       5,000
Enron Corp.
    6.450% due 11/15/2001                                       900         905
International Paper Co.
    5.603% due 07/08/2002 (d)                                   100         100
Northwest Airlines, Inc.
    6.841% due 04/01/2011                                     3,300       3,298
Philip Morris Cos., Inc.
    7.250% due 09/15/2001                                       100         101
Premium Asset Trust
    4.302% due 09/08/2007 (d)                                   100         100
Starwood Hotels & Resorts
    6.750% due 11/15/2005                                       250         243
TRW, Inc.
    6.625% due 06/01/2004                                       250         252
United Air Lines, Inc.
    8.030% due 07/01/2011                                       487         501
US Airways, Inc.
    8.020% due 02/05/2019                                       100         105
                                                                       --------
                                                                         14,111
                                                                       --------
Utilities 7.4%
Allete
    5.677% due 10/20/2003 (d)                                   100         100
British Telecom PLC
    5.185% due 12/15/2003 (d)                                 1,900       1,923
    8.125% due 12/15/2010 (d)                                   100         106
Commonwealth Edison Co.
    6.901% due 09/30/2002 (d)                                   300         300
DTE Energy Co.
    7.110% due 11/15/2038 (d)                                   500         507
France Telecom
    5.148% due 03/14/2003 (d)                                 3,300       3,340
Indiana Michigan Power Co.
    4.615% due 09/03/2002 (d)                                   100         100
Kerr-McGee Corp.
    4.500% due 06/28/2004                                       300         300
Nevada Power Co.
    4.620% due 08/20/2001 (d)                                 1,000         999
Pacific Gas & Electric Co.
    7.575% due 10/31/2001 (d)(k)                                400         294
Philadelphia Electric
    6.500% due 05/01/2003                                       100         102
Sierra Pacific Resources
    5.477% due 04/20/2002 (d)                                 1,000         965
Southern California Edison Co.
    7.725% due 05/01/2002 (d)                                 1,000         745
Sprint Capital Corp.
    8.125% due 07/15/2002                                       150         154
Telekomunikacja Polska SA
    7.125% due 12/10/2003                                       100         101
Texas Utlities Corp.
    7.375% due 08/01/2001                                       100         100
    5.940% due 10/15/2001                                       100         100
    4.310% due 06/15/2003                                     3,000       3,000
Vodafone Group PLC
    6.860% due 12/19/2001 (d)                                   100         100
WorldCom, Inc.
    6.125% due 08/15/2001                                       100         100
                                                                       --------
                                                                         13,436
                                                                       --------
Total Corporate Bonds & Notes                                            46,504
(Cost $46,685)                                                         --------

MUNICIPAL BONDS & NOTES 0.2%

Arizona 0.1%
Mesa County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (MBIA insured), Series A
    5.625% due 01/01/2029                                       200         207
                                                                       --------

Illinois 0.1%
Chicago, Illinois General Obligations (FGIC Insured), Series 1999
    5.125% due 01/01/2029                                       200         191
                                                                       --------
Total Municipal Bonds & Notes                                               398
                                                                       --------
(Cost $382)

U.S. GOVERNMENT AGENCIES 1.7%

Fannie Mae
    7.125% due 06/15/2010                                     1,700       1,818
Federal Home Loan Bank System
    6.750% due 02/15/2002                                       800         814
Small Business Administration
    7.449% due 08/01/2010                                       100         101
    6.290% due 01/01/2021                                       400         395
                                                                       --------
Total U.S. Government Agencies                                            3,128
                                                                       --------
(Cost $3,157)

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 8.2%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (h)
    3.625% due 07/15/2002 (b)                             $     828    $    844
    3.375% due 01/15/2007                                     1,117       1,131
    3.625% due 01/15/2008                                     1,752       1,792
    3.875% due 01/15/2009                                     7,335       7,578
    4.250% due 01/15/2010                                     1,787       1,891
    3.625% due 04/15/2028 (i)                                   109         112
    3.875% due 04/15/2029 (i)                                 1,399       1,498
                                                                       --------
Total U.S. Treasury Obligations                                          14,846
                                                                       --------
(Cost $14,752)

MORTGAGE-BACKED 62.4% SECURITIES

Collateralized Mortgage Obligations 28.6%
Bank of America Mortgage Securites, Inc.
    7.750% due 11/25/2030                                     1,053       1,087
    7.500% due 02/25/2031                                       169         173
Bear Stearns Rate Mortgage Trust
    7.496% due 11/25/2030 (d)                                    86          87
    1.000% due 12/25/2030 (d)                                 3,315       3,382
    7.490% due 12/25/2030 (d)                                   154         157
Cendant Mortgage Corp.
    4.738% due 08/25/2030                                     1,155       1,158
Countrywide Alternative Loan Trust
    8.000% due 07/25/2030                                       326         334
Countrywide Home Loans
    7.750% due 01/25/2031                                        72          74
Credit-Based Asset Servicing and Securitization
    4.215% due 09/25/2029 (d)                                   450         452
CS First Boston Mortgage Securities Corp.
    6.750% due 12/27/2028                                       100          97
DLJ Commercial Mortgage Corp.
    4.782% due 09/05/2001 (d)                                 1,387       1,387
Fannie Mae
    5.000% due 04/25/2023                                     1,727       1,721
    7.000% due 04/25/2023                                    10,548      10,452
First Nationwide Trust
    7.750% due 07/25/2030                                     1,053       1,090
Freddie Mac
    7.500% due 11/15/2016                                       482         499
    8.500% due 08/01/2024                                       182         193
    6.500% due 04/15/2029                                       572         517
    7.500% due 07/15/2030                                       300         307
    4.480% due 09/15/2030                                     1,379       1,385
    4.430% due 11/15/2030 (d)                                 1,609       1,607
G Wing Ltd.
    6.776% due 05/06/2004 (d)                                 1,800       1,800
General Motors Acceptance Corp.
    6.965% due 06/01/2005                                       392         392
Government National Mortgage Association
    7.500% due 11/20/2029                                       447         456
    5.450% due 06/20/2030 (d)                                   261         261
    4.583% due 09/20/2030 (d)                                 1,370       1,371
PNC Mortgage Securities Corp.
    7.750% due 07/25/2030                                       175         179
    7.500% due 02/25/2031                                     1,045       1,073
Resecuritization Mortgage Trust
    6.500% due 04/19/2029                                       319         326
Residential Funding Mortgage Securities, Inc.
    6.500% due 12/25/2023                                     7,286       6,846
    7.500% due 11/25/2030                                        66          67
Salomon Brothers Mortgage Securities VII, Inc.
    7.599% due 11/25/2030                                       116         117
Small Business Investment Co.
    8.017% due 02/10/2010                                       899         937
Structured Asset Securities Corp.
    7.000% due 02/25/2030                                       356         363
    4.540% due 05/25/2031 (d)                                 2,320       2,313
Superannuation Members Home Loans Global Fund
    4.145% due 06/15/2026 (d)                                 1,000       1,000
Torrens Trust
    4.240% due 07/15/2031 (d)                                 2,983       2,983
Washington Mutual, Inc.
    4.240% due 07/26/2003 (d)                             $      38    $     38
    7.175% due 01/25/2041                                       181         182
Wells Fargo Mortgage Backed Securities Trust
    6.125% due 07/25/2031                                     5,000       5,029
                                                                       --------
                                                                         51,892
                                                                       --------
Freddie Mac 5.4%
    6.752% due 01/01/2028 (d)                                    43          44
    6.903% due 07/01/2027 (d)                                    32          34
    7.000% due 06/15/2023-07/16/2031 (j)                      9,688       9,629
    7.813% due 07/01/2030 (d)                                   152         162
                                                                       --------
                                                                          9,869
                                                                       --------
Federal Housing Administration 0.3%
    7.700% due 08/01/2028                                       471         473
                                                                       --------
Fannie Mae 5.2%
    1.000% due 01/08/2023                                     7,900       7,908
    6.961% due 11/01/2025 (d)                                    20          20
    7.271% due 09/01/2040 (d)                                   892         904
    7.430% due 01/25/2023                                       559         555
                                                                       --------
                                                                          9,387
                                                                       --------
Government National Mortgage Association 22.9%
    6.000% due 07/15/2029-07/24/2031 (j)                      1,913       1,853
    6.375% due 02/20/2027 (d)                                    53          54
    6.500% due 05/20/2030-07/24/2031 (d)(j)                  18,055       7,859
    7.000% due 10/20/2029-10/22/2031 (d)(j)                  13,323       3,480
    7.375% due 04/20/2026 (d)                                 1,098       1,114
    7.500% due 03/15/2030-07/24/2031 (j)                      6,953       7,131
                                                                       --------
                                                                         41,491
                                                                       --------
Total Mortgage-Backed Securities                                        113,112
                                                                       --------
(Cost $113,216)

ASSET-BACKED SECURITIES 12.4%

AFC Home Equity Loan Trust
    4.105% due 07/25/2030 (d)                                   324         325
Ameriquest Mortgage Securities, Inc.
    4.442% due 06/15/2030                                        73          74
    4.422% due 07/15/2030 (d)                                   309         310
Bayview Financial Acquisition Trust
    4.896% due 07/25/2030 (d)                                    83          83
    4.468% due 11/25/2030 (d)                                 5,400       5,425
Bayview Financial Asset Trust
    4.577% due 04/25/2031 (d)                                   293         293
Conseco Private Label Credit Card
    4.415% due 11/17/2008 (d)                                 3,000       3,015
Conseco Private Label Master Note Trust
    4.492% due 10/15/2031 (d)                                 1,334       1,339
Conseco Recreational Enthusiast Consumer Trust
    7.562% due 10/15/2007                                       113         117
Contimortgage Home Equity Loan Trust
    7.580% due 08/15/2028                                       100         103
CS First Boston Mortgage Securities Corp.
    4.240% due 12/15/2030 (d)                                   974         975
DLJ Mortgage Acceptance Corp.
    1.000% due 08/25/2023                                     1,000         986
GRMT II LLC
    4.333% due 06/20/2032 (d)(i)                                498         498
Irwin Home Equity Loan Trust
    4.180% due 06/25/2021 (d)                                    70          70
Long Beach Mortgage Loan Trust
    4.781% due 04/21/2008 (d)                                 1,220       1,221
Marriott Vacation Club Owner Trust
    4.472% due 09/20/2017 (d)                                    87          86
MSDWCC Heloc Trust
    4.095% due 09/25/2010 (d)                                   892         889
Novastar Home Equity Loan
    4.155% due 01/25/2030 (d)                                   272         272
NPF XII, Inc.
    4.362% due 06/01/2004                                     1,800       1,800
Providian Gateway Master Trust
    4.260% due 03/16/2009 (d)                                   300         301
Residential Asset Mortgage Products, Inc.
    7.610% due 12/25/2027                                     1,200       1,247

8 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
------------------------------------------------------------------------------
Structured Product Asset Trust
     5.086% due 06/20/2004 (d)                           $   300  $         300
     4.988% due 06/20/2004                                 2,700          2,700
                                                                  -------------
Total Asset-Backed Securities                                            22,429
                                                                  -------------
(Cost $22,405)

SOVEREIGN ISSUES 2.1%

Province of Quebec
     7.500% due 09/15/2029                                    75             80
Republic of Brazil
     7.375% due 04/15/2006 (d)                               160            142
Republic of Egypt
     8.750% due 07/11/2011                                 2,500          2,498
Republic of Panama
     9.625% due 02/08/2011                                   800            812
     4.500% due 07/17/2014                                   400            363
                                                                  -------------
Total Sovereign Issues                                                    3,895
                                                                  -------------
(Cost $3,783)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 92.500 Exp. 12/14/2001                     288,000              2
     Strike @ 93.750 Exp. 12/17/2001                      29,000              0
     Strike @ 92.500 Exp. 12/17/2001                     130,000              4
Eurodollar September Futures (CME)
     Strike @ 93.000 Exp. 09/14/2001                     288,000              4
     Strike @ 95.500 Exp. 09/17/2001                      79,000              1
     Strike @ 95.250 Exp. 09/17/2001                     210,000              1
                                                                  -------------
Total Purchased Put Options                                                  12
                                                                  -------------
(Cost $22)

SHORT-TERM INSTRUMENTS 21.5%

Commercial Paper 17.1%
Abbey National North America
     5.040% due 08/08/2001                                   500            497
     3.940% due 09/19/2001                                 2,500          2,479
Anz, Inc.
     3.800% due 08/13/2001                                 1,100          1,096
British Telecom PLC
     4.853% due 10/09/2001                                   400            399
CBA (de) Finance
     3.910% due 07/23/2001                                   800            798
Fannie Mae
     4.030% due 10/18/2001                                   200            198
     4.060% due 10/25/2001                                   200            197
Federal Home Loan Bank
     4.000% due 10/31/2001                                   200            197
General Electric Capital Corp.
     3.810% due 08/14/2001                                   600            597
     4.180% due 08/16/2001                                   400            398
     3.670% due 08/16/2001                                 1,000            995
     3.880% due 09/05/2001                                   400            397
     4.550% due 09/12/2001                                 2,100          2,081
Halifax PLC
     4.080% due 10/22/2001                                 2,500          2,469
KFW International Finance, Inc.
     5.010% due 08/08/2001                                   500            497
Monsanto Co.
     4.970% due 08/08/2001                                   700            696
Reseau Ferre De France
     4.620% due 08/16/2001                                 1,400          1,393
Swedbank, Inc.
     4.200% due 08/10/2001                                 1,000            995
     3.940% due 08/15/2001                                   400            398
     3.960% due 08/15/2001                                   800            796
     3.570% due 11/20/2001                                 5,000          4,931
UBS Finance, Inc.
     5.050% due 08/08/2001                                   600            597
     5.040% due 08/15/2001                                   100             99
     3.670% due 08/21/2001                                 1,900          1,890
     3.640% due 08/21/2001                                 1,300          1,293
     4.580% due 09/19/2001                                 2,000          1,980
     3.870% due 10/02/2001                                   700            693
USAA Capital Corp.
     3.870% due 08/15/2001                                   100            100
Walt Disney Co.
     3.610% due 10/05/2001                              $  1,800  $       1,783
                                                                  -------------
                                                                         30,939
                                                                  -------------
Repurchase Agreement 4.1%
State Street Bank
     3.350% due 07/02/2001                                 7,400          7,400
                                                                  -------------
     (Dated 06/29/2001. Collateralized by Fannie Mae
     6.375% due 06/15/2009 valued at $7,551.
     Repurchase proceeds are $7,402.)

U.S. Treasury Bills 0.3%
     3.495% due 10/18/2001 (b)                               565            559
                                                                  -------------
Total Short-Term Instruments                                             38,898
                                                                  -------------
(Cost $38,898)

Total Investments (a) 134.1%                                      $     243,222
(Cost $243,300)

Written Options (c) (0.0%)                                                  (85)
(Premiums $145)

Other Assets and Liabilities (Net)(34.1%)                               (61,791)

Net Assets 100.0%                                                 $     181,346
                                                                  -------------
Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $       1,061

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                         (1,139)
                                                                  -------------
Unrealized depreciation-net                                       $         (78)
                                                                  -------------
(b) Securities with an aggregate market value of $632 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                                   Unrealized
                                                        # of      Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 30 Year Bond (09/2001)                        32    $          42
Euro-Bobl 5 Year Note (09/2001)                            130              (21)
Euribor Futures (03/2002)                                   12                9
Eurodollar March Futures (03/2002)                          14               10
Eurodollar June Futures (06/2002)                          288               28
Eurodollar September Futures (09/2002)                     288               14
Eurodollar December Futures (12/2002)                      288               (6)
Eurodollar March Futures (03/2003)                         274              (24)
                                                                  -------------
                                                                  $          52
                                                                  -------------
(c) Premiums received on written
options:
                                                 # of
Type                                          Contracts      Premium      Value
--------------------------------------------------------------------------------
Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/21/2001             100,000     $      3   $      1

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/27/2001             100,000            3          1

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 11/22/2001             100,000            3          2

Put - OTC Euro vs. U.S. Dollar
     Strike @ 0.820 Exp. 12/03/2001             100,000            2          1

Call - CBOT U.S. Treasury Note September
     Futures
     Strike @ 106.000 Exp. 08/25/2001                69           34         15


                         See accompanying notes | 6.30.01 | Semi-Annual Report 9

Total Return Bond Portfolio
June 30, 2001 (Unaudited)

--------------------------------------------------------------------------------

Call - CBOT U.S. Treasury Note September Futures
   Strike @ 102.000 Exp. 08/25/2001                  69   $    37    $      44

Call - CBOT U.S. Treasury Note September Futures
   Strike @ 109.000 Exp. 08/25/2001                  13         2            0

Put - CME Eurodollar December Futures
   Strike @ 95.000 Exp. 12/17/2001                   14         5            1

Put - CME Eurodollar December Futures
   Strike @ 95.500 Exp. 12/17/2001                   45        16            8

Put - CME Eurodollar December Futures
   Strike @ 95.250 Exp. 12/17/2001                  100        40           12
                                                          --------------------
                                                          $   145    $      85
                                                          --------------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Foreign forward currency contracts outstanding at June 30, 2001:


                               Principal
                                  Amount                           Unrealized
                              Covered by      Settlement          Appreciation/
Type          Currency          Contract           Month          (Depreciation)
--------------------------------------------------------------------------------
Sell             BP                  383         08/2001          $         (14)
Buy              EC                4,894         07/2001                     12
Sell                               1,885         07/2001                     24
Sell             JY              502,787         07/2001                    143
                                                                  -------------
                                                                  $         165
                                                                  -------------
(f) Principal amount denoted in indicated currency:

      BP - British Pound
      EC - Euro
      JY - Japanese Yen

(g) Swap agreements outstanding at June 30, 2001:

                                                                  Unrealized
                                                  Notional       Appreciation/
Type                                                Amount       (Depreciation)
--------------------------------------------------------------------------------
Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/02/2004                                 BP   2,100       $         (34)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Lehman Bros.
Exp. 03/02/2004                                      1,100                 (18)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/19/2006                                        500                 (20)

Receive a floating rate based on 6-month BP-LIBOR and pay a fixed rate equal 5.250%

Broker: Goldman Sachs & Co.
Exp. 09/19/2002                                        500                   4

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/15/2006                                      1,000                 (30)

Receive a floating rate based on 6-month BP-LIBOR and pay fixed rate equal to 5.250%

Broker: J.P. Morgan Securities, Inc.
Exp. 09/19/2002                                        900                   6

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/15/2006                                 BP     600       $         (18)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/19/2006                                        900                 (39)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: J.P. Morgan Securities, Inc.
Exp. 03/15/2004                                      1,100                 (26)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/15/2004                                        500                 (5)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR.

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                      5,400                 (51)

Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                      5,400                 (36)

Receive a fixed rate equal to 5.500% and pay a floating rate based on 6-month BP-LIBOR

Broker: Morgan Stanley Capital Services, Inc.
Exp. 03/15/2003                                      4,720                (122)

Receive fixed rate equal to 4.500% and
pay a floating rate based on 6-month EC-LIBOR.

Broker: J.P. Morgan Securities, Inc.
Exp. 06/17/2003                                 EC   1,000                   0

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp.12/18/2006                                   $     600                  (6)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR.

Broker: Bank Of America.
Exp. 12/18/2006                                      3,100                 (28)

Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR.

Broker: Morgan Stanley Capital Services, Inc
Exp. 12/18/2006.                                       400                  (3)
                                                                 -------------
                                                                 $        (426)
                                                                 -------------
(h) Principal amount of security is adjusted for inflation.

(i) Subject to a financing transaction.

(j) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(k) Security is in default.


10 Semi-Annal Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)


1. Organization

The Total Return Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. On December 22, 1997 the Total Return Bond Portfolio was provided seed capital of $100,000 by the Adviser. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)


Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

12 Semi-Annual Report | 6.30.01

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                  Institutional Class    Administrative Class
-----------------------------------------------------------------------------
Total Return Bond Portfolio                      0.50%                   0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.

     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Organization Expense. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio's commencement of operations.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                U.S. Government/Agency           All Other
                               ----------------------------------------------
                                Purchases      Sales      Purchases     Sales
-----------------------------------------------------------------------------
Total Return Bond Portfolio  $  255,904   $194,622        $ 65,481    $ 8,405

                                                 6.30.01 | Semi-Annual Report 13

June 30, 2001 (Unaudited)

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                    Total Return Bond Portfolio
-------------------------------------------------------------------------------
                                                                        Premium
-------------------------------------------------------------------------------
Balance at 12/31/2000                                                   $    23
Sales                                                                       220
Closing Buys                                                                  0
Expirations                                                                 (98)
Exercised                                                                     0
-------------------------------------------------------------------------------
Balance at 06/30/2001                                                   $   145
-------------------------------------------------------------------------------

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                            Total Return Bond Portfolio
                                                                 ------------------------------------------------
                                                                 Period Ended 06/30/2001    Year Ended 12/31/2000
                                                                      Shares      Amount       Shares      Amount
                                                                 ------------------------------------------------
Receipts for shares sold
 Institutional Class                                                   3,430  $   33,635          324  $    3,076
 Administrative Class                                                 10,575     103,916        5,832      55,729
Issued as reinvestment of distributions
 Institutional Class                                                      81         800            9          89
 Administrative Class                                                    259       2,539          120       1,157
Cost of shares redeemed
 Institutional Class                                                    (398)     (3,920)        (270)     (2,568)
 Administrative Class                                                 (1,098)    (10,801)        (678)     (6,495)
Net increase resulting from portfolio share transactions              12,849   $ 126,169        5,337  $   50,988
-----------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                           Number           % of Portfolio Held
                                           ------------------------------------

Total Return Bond Portfolio
 Administrative Class                           4                            82
 Institutional Class                            2                           100

14 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.




Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy, Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services 330 W. 9th Street,4th Floor Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company 801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W. Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
888.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                  TOTAL RETURN BOND PORTFOLIO II
                                                             INSTITUTIONAL CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter...................................................... 1
Financial Highlights................................................... 3
Statement of Assets and Liabilities.................................... 4
Statement of Operations................................................ 5
Statements of Changes in Net Assets.................................... 6
Notes to Financial Statements.......................................... 9

                                                           Fund       Schedule of
                                                           Summary    Investments
Total Return Bond Portfolio II (Institutional Class)......   2           7-8

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Total Return Bond Portfolio II

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity fixed income securities with quality and non-U.S. issuer restrictions

Duration:

5.56 years

Total Net Assets:

$5.9 million


Sector Breakdown:*

                                    [GRAPH]


                       Mortgage-Backed Securities 51.6%
                       Corporate Bonds and Notes  20.5%
                       Asset-Backed Securities     9.4%
                       Short-Term Instruments      8.6%
                       U.S. Treasury  Obligations  6.7%
                       Other                       3.2%


Quality Breakdown:*

                                    [GRAPH]


                                   AAA 76.5%
                                    AA  7.5%
                                     A  9.0%
                                   BBB  7.0%

*% of Total Investments as of June 30, 2001


PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                    Total Return Bond Portfolio II
                    (Institutional Class)              Lehman Brothers
                    (Incep. 4/10/2000)                 Aggregate Bond Index
---------------------------------------------------------------------------
6 Months                   3.24%                            3.62%
1 Year                     9.73%                           11.23%
Since Inception*           8.82%                              --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]


                       Total Return
       Month          Bond Portfolio II      Lehman Brothers
                        Inst. Class       Aggregate Bond Index
   =============       =============         ==============
     04/30/2000            10,000                10,000
     05/31/2000             9,986                9,995
     06/30/2000            10,167                10,203
     07/31/2000            10,235                10,296
     08/31/2000            10,401                10,445
     09/30/2000            10,416                10,511
     10/31/2000            10,492                10,580
     11/30/2000            10,715                10,753
     12/31/2000            10,807                10,953
     01/31/2001            10,963                11,132
     02/28/2001            11,093                11,229
     03/31/2001            11,159                11,285
     04/30/2001            11,057                11,238
     05/31/2001            11,137                11,306
     06/30/2001            11,156                11,349


Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index.

 PORTFOLIO INSIGHTS

 .    The Total Return Bond Portfolio II Institutional Class' investment performance was 3.24% for the six-month period ended June 30, 2001, relative to a 3.62% return for the benchmark Lehman Brothers Aggregate Bond Index.
 .    The Federal Reserve cut interest rates by a total of 2.75% during this period, providing monetary stimulus to an economy where growth and investment were decelerating rapidly.
 .    The Portfolio's duration, or sensitivity to interest rate changes, exceeded its benchmark during this period. This longer duration was a negative for performance as intermediate and long maturity yields rose amid concern that eventual economic recovery would create inflationary pressures.
 .    The Portfolio's yield curve positioning, which during this period moved incrementally towards favoring steeper global yield curves, detracted from performance.
 .    The Portfolio maintained an overweight to mortgage securities relative to its benchmark. This was a positive as prepayment fears subsided and investors sought mortgage securities for their high risk-adjusted yields.
 .    The Portfolio maintained a corporate underweight relative to its benchmark given concerns of declining corporate profits and credit quality. This negatively impacted performance as the corporate sector rallied on the Fed's aggressive monetary easing.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Total Return Bond Portfolio II (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:  06/30/2001 (c)          12/31/2000 (b)

Net asset value beginning of period                    $       10.24            $      10.02
Net investment income (a)                              $        0.29            $       0.50
Net realized/unrealized gain on investments (a)                 0.04                    0.22
Total income from investment operations                         0.33                    0.72
Dividends from net investment income                           (0.29)                  (0.50)
Total distributions                                            (0.29)                  (0.50)
Net asset value end of period                          $       10.28            $      10.24
Total return                                                    3.24%                   7.41%
Net assets end of period (000s)                        $       3,610            $      3,499
Ratio of expenses to average net assets                         0.50%*                  0.50%*
Ratio of net investment income to average net assets            5.64%*                  6.90%*
Portfolio turnover rate                                          343%                    937%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on April 10, 2000.
(c)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                            $       10,018
Cash                                                                                          6
Receivable for investments sold and forward foreign currency contracts                        3
Interest and dividends receivable                                                            36
Other assets                                                                                  3
                                                                                         10,066
-----------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts         $        4,185
Accrued investment advisory fee                                                               1
Accrued administration fee                                                                    1
Variation margin payable                                                                      4
                                                                                          4,191
-----------------------------------------------------------------------------------------------

Net Assets                                                                       $        5,875
-----------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                  $        5,719
Undistributed net investment income                                                          66
Accumulated undistributed net realized gain                                                  95
Net unrealized (depreciation)                                                                (5)
                                                                                 $        5,875
-----------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                              $        3,610
Administrative Class                                                                      2,265

Shares Issued and Outstanding:

Institutional Class                                                                         352
Administrative Class                                                                        220

Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)
Institutional Class                                                              $        10.28
Administrative Class                                                                      10.28
-----------------------------------------------------------------------------------------------
Cost of Investments Owned                                                        $       10,012
-----------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Total Return Bond Portfolio II
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                           $      177
   Total Income                                                                           177


Expenses:

Investment advisory fees                                                                    7
Administration fees                                                                         7
Distribution and/or servicing fees - Administrative Class                                   2
   Total Expenses                                                                          16

Net Investment Income                                                                     161
---------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                          131
Net realized (loss) on futures contracts and written options                              (19)
Net change in unrealized (depreciation) on investments                                    (93)
Net change in unrealized (depreciation) on futures contracts and written options           (1)
   Net Gain                                                                                18

Net Increase in Assets Resulting from Operations                                   $      179
---------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)
Amounts in thousands

                                                              Six Months Ended           Year Ended
Increase (Decrease) in Net Assets from:                          June 30, 2001    December 31, 2000

Operations:
Net investment income                                           $          161      $        354
Net realized gain                                                          112                91
Net change in unrealized appreciation (depreciation)                       (94)              140
Net increase resulting from operations                                     179               585
---------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                    (100)             (167)
   Administrative Class                                                    (61)             (187)
Total Distributions                                                       (161)             (354)
------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                       0             3,250
   Administrative Class                                                      1                 0
Issued as reinvestment of distributions
   Institutional Class                                                     100               172
   Administrative Class                                                     61               182
Cost of shares redeemed
   Institutional Class                                                       0                 0
   Administrative Class                                                     (7)           (3,261)
Net increase resulting from Portfolio share transactions                   155               343


Total Increase in Net Assets                                    $          173      $        574
------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                      5,702             5,128
End of period*                                                  $        5,875      $      5,702

*Including net undistributed investment income of:              $           66      $         66

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)
                                                    Principal
                                                       Amount        Value
                                                       (000s)       (000s)

--------------------------------------------------------------------------
   CORPORATE BONDS & NOTES 34.9%
--------------------------------------------------------------------------

Banking & Finance 19.5%
Bank One Corp.
     4.552% due 05/07/2002 (d)                    $       100   $      100
Bear Stearns Co., Inc.
     4.688% due 08/01/2002 (d)                            100          100
CIT Group, Inc.
     5.260% due 04/07/2003 (d)                            100          100
Ford Motor Credit Co.
     5.882% due 03/08/2004 (d)                            200          201
General Motors Acceptance Corp.
     4.760% due 07/21/2004 (d)                            200          198
Heller Financial, Inc.
     4.792% due 07/24/2002 (d)                            100          100
Morgan Stanley, Dean Witter, Discover & Co.
     4.910% due 04/15/2002 (d)                            250          250
Washington Mutual Bank
     4.403% due 05/17/2004 (d)                            100          100
                                                                ----------
                                                                     1,149
                                                                ----------
Industrials 9.4%
Coastal Corp.
     5.553% due 03/01/2002 (d)                            250          250
DaimlerChrysler North America Holding Corp.
     4.647% due 12/16/2002 (d)                            100          100
Premium Asset Trust
     5.465% due 09/08/2007 (d)                            200          200
                                                                ----------
                                                                       550
                                                                ----------
Utilities 6.0%
Commonwealth Edison Co.
     5.527% due 09/30/2003 (d)                            100          100
DTE Energy Co.
     7.110% due 11/15/2038 (d)                            250          255
                                                                ----------
                                                                       355
                                                                ----------
Total Corporate Bonds & Notes                                        2,054
                                                                ----------
(Cost $2,048)

MUNICIPAL BONDS & NOTES 1.8%

Arizona 1.8%
Mesa County, Arizona Industrial Development
     Authority Multi-Family
Revenue Bonds, (MBIA insured), Series A
     5.625% due 01/01/2029                                100          103
                                                                ----------
Total Municipal Bonds & Notes                                          103
                                                                ----------
(Cost $100)

U.S. GOVERNMENT AGENCIES 1.8%

Freddie Mac
     6.875% due 09/15/2010                                100          105
                                                                ----------
Total U.S. Government Agencies                                         105
                                                                ----------
(Cost $107)

U.S. TREASURY OBLIGATIONS 11.4%

Treasury Inflation Protected Securities (c)
     3.625% due 07/15/2002 (b)                            331          338
     4.250% due 01/15/2010                                315          334
                                                                ----------
Total U.S. Treasury Obligations                                        672
                                                                ----------
(Cost $664)

MORTGAGE-BACKED SECURITIES 88.1%

Collateralized Mortgage Obligations 13.0%
Chase Mortgage Finance Corp.
     4.588% due 08/25/2029 (d)                            247          248
Countrywide Home Loans
     7.750% due 04/25/2030                                 47           47
G Wing Ltd.
     6.776% due 05/06/2004 (d)                            100          100
Government National Mortgage Association
     4.381% due 09/20/2030 (d)                            137          137
Morgan Stanley Capital
     7.460% due 02/15/2020                                218          228
                                                                ----------
                                                                       760
                                                                ----------
Freddie Mac 3.0%
     6.751% due 01/01/2028 (d)                    $        41   $       42
     6.899% due 07/01/2027 (d)                             31           32
     7.000% due 07/16/2031                                100          101
                                                                ----------
                                                                       175
                                                                ----------
Fannie Mae 1.6%
     6.000% due 07/16/2031                                100           96
                                                                ----------
Government National Mortgage Association 70.5%
     6.375% due 02/20/2027 (d)                            106          108
     6.500% due 05/20/2030-07/24/2031(d)(e)             4,077        4,035
                                                                ----------
                                                                     4,143
                                                                ----------
Total Mortgage-Backed Securities                                     5,174
                                                                ----------
(Cost $5,194)

ASSET-BACKED SECURITIES 16.0%

AFC Home Equity Loan Trust
     4.105% due 06/25/2030 (d)                            162          162
Ameriquest Mortgage Securities, Inc.
     4.442% due 06/15/2030 (d)                             73           74
     4.422% due 07/15/2030 (d)                            155          155
Conseco Recreational Enthusiast
Consumer Trust
     7.562% due 10/15/2007                                 57           58
Fremont Home Loan Owner Trust
     4.200% due 12/25/2029 (d)                            126          127
GRMT II Mortgage Loan Trust
     4.131% due 06/20/2032 (d)                            124          125
Irwin Home Equity Loan Trust
     4.180% due 06/25/2021 (d)                            140          140
Providian Gateway Master Trust
     4.342% due 03/15/2007 (d)                            100          100
                                                                ----------
Total Asset-Backed Securities                                          941
                                                                ----------
(Cost $936)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 93.50 Exp. 12/17/2001                     4,000            0
Eurodollar December Futures (CME)
     Strike @ 92.500 Exp. 12/14/2001                    5,000            0
Eurodollar September Futures (CME)
     Strike @ 93.250 Exp. 09/14/2001                    9,000            0
Government National Mortgage Association (OTC)
     6.500% due 08/21/2031
     Strike @ 89.31 Exp. 08/14/2001                     4,000            0
                                                                ----------
Total Purchased Put Options                                              0
                                                                ----------
(Cost $0)

PREFERRED SECURITY 1.8%

                                                       Shares
UBS Preferred Funding Trust
     8.622% due 10/29/2049 (d)                        100,000          108
                                                                ----------
Total Preferred Security                                               108
                                                                ----------
(Cost $101)

SHORT-TERM INSTRUMENTS 14.7%
                                                    Principal
                                                       Amount
                                                       (000s)
Commercial Paper 10.2%
Fannie Mae
     3.530% due 09/12/2001                        $       200          198
Freddie Mac
     4.090% due 10/11/2001                                200          198
General Electric Capital Corp.
     3.890% due 07/19/2001                                200          200
                                                                ----------
                                                                       596
                                                                ----------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Total Return Bond Portfolio II
June 30, 2001 (Unaudited)
                                                      Principal
                                                         Amount       Value
                                                         (000s)      (000s)

Repurchase Agreement 4.5%
State Street Bank
   3.350% due 07/02/2001                              $     265     $   265
                                                                    -------
   (Dated 06/29/2001. Collateralized by
   Fannie Mae
   6.250% due 11/20/2001 valued at $274.
   Repurchase proceeds are $265.)
                                                                    -------
Total Short-Term Instruments                                            861
                                                                    -------
(Cost $862)

Total Investments (a) 170.5%                                        $10,018
(Cost $10,012)
                                                                    -------
Other Assets and Liabilities (Net) (70.5%)                           (4,143)
                                                                    -------

Net Assets 100.0%                                                   $ 5,875
                                                                    -------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess
of value over tax cost.                                             $    44

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                                 (37)
                                                                    -------
Unrealized appreciation-net                                         $     7
                                                                    -------
(b) Securities with an aggregate market value of $225 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June
30, 2001:

                                                               Unrealized
                                                 # of        Appreciation/
Type                                        Contracts        (Depreciation)
----------------------------------------------------------------------------
Eurodollar March Futures (03/2002)               1                  $     1
Eurodollar June Futures (06/2002)                9                       (1)
Eurodollar September Futures (09/2002)           9                       (2)
Eurodollar December Futures (12/2002)            9                       (3)
Eurodollar March Futures (03/2003)               8                       (3)
                                                                    -------
                                                                    $    (8)
                                                                    -------

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Swap agreements outstanding at June 30, 2001:




                                             Notional            Unrealized
Type                                           Amount          Appreciation
----------------------------------------------------------------------------
Receive fixed rate equal to 6.000% and pay floating rate based on 3-month $LIBOR.



Broker: Goldman Sachs & Co. Exp.
12/18/2006                                   $    300               $     0

Receive fixed rate equal to 6.000% and pay floating rate based on 3-month $LIBOR.

Broker: Morgan Stanley Capital Services, Inc.
Exp. 12/18/2006                                   300                     0
                                                                    -------
                                                                    $     0
                                                                    -------

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)


1. Organization

The Total Return Bond Portfolio II (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on May 28, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

10 Semi-Annual Report | 6.30.01

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                   Institutional Class      Administrative Class
--------------------------------------------------------------------------------

Total Return Bond Portfolio II                    0.50%                    0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                            U.S. Government/Agency           All Other
                                        -------------------------------------------------------
                                            Purchases         Sales      Purchases      Sales
-----------------------------------------------------------------------------------------------
Total Return Bond Portfolio II                $   33,329    $   37,015   $     587    $   280

5. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                                             Total Return Bond Portfolio II
                                             ------------------------------
                                                                    Premium
---------------------------------------------------------------------------
Balance at 12/31/2000                                               $     5
Sales                                                                     0
Closing Buys                                                              0
Expirations                                                              (5)
Exercised                                                                 0
---------------------------------------------------------------------------
Balance at 06/30/2001                                               $     0
---------------------------------------------------------------------------

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)


6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                    Total Return Bond Portfolio II
                                                                        ---------------------------------------------------
                                                                          Period Ended  06/30/2001   Year Ended  12/31/2000
                                                                                Shares      Amount       Shares      Amount
                                                                        ---------------------------------------------------
Receipts for shares sold
   Institutional Class                                                            0     $       0         325   $  3,250
   Administrative Class                                                           0             1           0          0

Issued as reinvestment of distributions
   Institutional Class                                                           10           100          17        172
   Administrative Class                                                           6            61          18        182

Cost of shares redeemed
   Institutional Class                                                            0             0           0          0

   Administrative Class                                                          (1)           (7)       (325)    (3,261)

Net increase resulting from Portfolio share transactions                         15     $     155          35   $    343
---------------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                    Number   % of Portfolio Held
                                    ----------------------------

Total Return Bond Portfolio II
    Administrative Class                 1                   100
    Institutional Class                  1                   100

12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                        LONG-TERM U.S. GOVERNMENT BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter .......................................................   1
Financial Highlights ....................................................   3
Statement of Assets and Liabilities .....................................   4
Statement of Operations .................................................   5
Statements of Changes in Net Assets .....................................   6
Notes to Financial Statements ...........................................   9


                                                                 Fund           Schedule of
                                                                 Summary        Investments
Long-Term U.S. Government Bond Portfolio (Institutional Class)........ 2            7-8

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.



Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                | 6.30.01 | Semi-Annual Report 1

Long-Term U.S. Government Bond Portfolio


PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily long-term maturity fixed income securities

Duration:

11.18 years

Total Net Assets:

$16.1 million

Sector Breakdown:*

                                    [GRAPH]

             U.S. Treasury Obligations          45.5%
             U.S. Government Agencies           32.2%
             Corporate Bonds and Notes           8.8%
             Short-Term Instruments              6.3%
             Other                               7.2%

Quality Breakdown:*

                                    [GRAPH]
                               AAA        84.5%
                                AA         8.6%
                                 A         6.9%

*% of Total Investments as of June 30, 2001


PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                      Long-Term U.S. Gov't. Bond           Lehman Brothers
                      Portfolio (Institutional Class)      Long-Term
                      (Incep. 4/10/2000)                   Treasury Index
-------------------------------------------------------------------------
6 Months                       0.13%                         -0.41%
1 Year                        12.11%                          9.76%
Since Inception*               9.28%                           --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception


                                    [GRAPH]


                            Long-Term
                            U.S.Gov't.         Lehman Brothers
                          Bond Portfolio           Long-Term
         Month             Inst. Class         Treasury Index
    ===============     =================     =================
      04/30/2000              10,000                10,000
      05/31/2000               9,957                 9,964
      06/30/2000              10,207                10,180
      07/31/2000              10,414                10,355
      08/31/2000              10,668                10,591
      09/30/2000              10,552                10,463
      10/31/2000              10,765                10,626
      11/30/2000              11,097                10,962
      12/31/2000              11,429                11,220
      01/31/2001              11,485                11,239
      02/28/2001              11,708                11,431
      03/31/2001              11,657                11,374
      04/30/2001              11,320                11,065
      05/31/2001              11,346                11,079
      06/30/2001              11,443                11,174

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the Lehman Brothers Long-Term Treasury Index, an unmanaged market index.

PORTFOLIO INSIGHTS

 . The Long-Term U.S. Government Bond Portfolio Institutional Class outperformed the benchmark Lehman Brothers Long-Term Treasury Index for the six-month period ended June 30, 2001, returning 0.13% versus -0.41% for the Index.
 . An above benchmark duration was negative for the six-month period as yields on intermediate and longer maturities rose amid expectations of faster growth and the end of Federal Reserve easing.
 .  Exposure to short-term maturities relative to a long duration benchmark was positive during a period of Fed easing.
 . A mortgage emphasis helped returns as mortgage rates stabilized and prepayment concerns abated.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Long-Term U.S. Government Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:  06/30/2001 (c)    12/31/2000 (b)

Net asset value beginning of period                     $     10.56       $    9.90
Net investment income (a)                                      0.28            0.43
Net realized/unrealized gain on investments (a)               (0.27)           0.66
Total income from investment operations                        0.01            1.09
Dividends from net investment income                          (0.28)          (0.43)
Total distributions                                           (0.28)          (0.43)
Net asset value end of period                           $     10.29       $   10.56
Total return                                                   0.13%          11.32%
Net assets end of period (000s)                         $        10       $      10
Ratio of expenses to average net assets                        0.50%*          0.50%*
Ratio of net investment income to average net assets           5.46%*          5.97%*
Portfolio turnover rate                                         226%            553%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 10, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                   $   18,015
Cash                                                           700
Receivable for Portfolio shares sold                            31
Interest and dividends receivable                              264
                                                            19,010
------------------------------------------------------------------

Liabilities:

Payable for financing transactions                      $    2,925
Written options outstanding                                      1
Accrued investment advisory fee                                  3
Accrued administration fee                                       3
Accrued servicing fee                                            2
Variation margin payable                                        11
Other liabilities                                               15
                                                             2,960
------------------------------------------------------------------

Net Assets                                              $   16,050
------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                         $   15,781
Undistributed net investment income                            112
Accumulated net realized gain                                  180
Net unrealized (depreciation)                                  (23)
                                                        $   16,050
------------------------------------------------------------------

Net Assets:
Institutional Class                                     $       10
Administrative Class                                        16,040


Shares Issued and Outstanding:

Institutional Class                                              1
Administrative Class                                         1,558


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                     $    10.29
Administrative Class                                         10.29

Cost of Investments Owned                               $   18,007
------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Long-Term U.S. Government Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                               $    377
   Total Income                                                             377


Expenses:

Investment advisory fees                                                     16
Administration fees                                                          16
Distribution and/or servicing fees - Administrative Class                    10
   Total Expenses                                                            42

Net Investment Income                                                       335
-------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                            142
Net realized (loss) on futures contracts and written options                (25)
Net change in unrealized (depreciation) on investments                     (487)
Net change in unrealized (depreciation) on futures contracts and            (32)
written options
   Net (Loss)                                                              (402)

Net (Decrease) in Assets Resulting from Operations                     $    (67)
-------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                        Six Months Ended     Year Ended
Increase (Decrease) in Net Assets from:                   June 30, 2001   December 31, 2000

Operations:

Net investment income                                      $     335          $    485
Net realized gain                                                117               334
Net change in unrealized appreciation (depreciation)            (519)              836
Net increase (decrease) resulting from operations                (67)            1,655
--------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                             0               (84)
   Administrative Class                                         (335)             (401)


Total Distributions                                             (335)             (485)
--------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                             0             2,173
   Administrative Class                                        9,690             4,531
Issued as reinvestment of distributions
   Institutional Class                                             0                86
   Administrative Class                                          335               400
Cost of shares redeemed
   Institutional Class                                             0            (2,328)
   Administrative Class                                       (3,208)           (3,570)
Net increase resulting from Portfolio share transactions       6,817             1,292

Total Increase in Net Assets                               $   6,415          $  2,462
--------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                            9,635             7,173
End of period *                                            $  16,050          $  9,635


*Including net undistributed investment income of:         $     112          $    112

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 9.9%
--------------------------------------------------------------------------------

Banking & Finance 6.2%
Bank One Corp.
    4.201% due 05/07/2002 (c)                             $     200     $   200
Donaldson, Lufkin & Jenrette
    5.298% due 07/18/2003 (c)                                   100         100
Ford Motor Credit Co.
    4.260% due 06/02/2003 (c)                                   200         199
    5.218% due 07/18/2005 (c)                                   200         199
General Motors Acceptance Corp.
    4.068% due 03/10/2003 (c)                                   200         199
    4.685% due 07/21/2003 (c)                                   100         100
                                                                        -------
                                                                            997
                                                                        -------

Industrials 1.2%
DaimlerChrysler North America Holding Corp.
    4.441% due 08/16/2004 (c)                                   200         198
                                                                        -------

Utilities 2.5%
Scana Corp.
    5.410% due 07/15/2002 (c)                                   100         100
WorldCom, Inc.
    4.305% due 11/26/2001 (c)                                   300         299
                                                                        -------
                                                                            399
                                                                        -------
Total Corporate Bonds & Notes                                             1,594
                                                                        -------
(Cost $1,600)

MUNICIPAL BONDS & NOTES 0.7%
California 0.7%
Kern County California Pension Obligation Revenue Bonds,
(MBIA Insured), Series 1995
    7.260% due 08/15/2014                                       100         106
                                                                        -------
Total Municipal Bonds & Notes                                               106
                                                                        -------
(Cost $104)

U.S. GOVERNMENT AGENCIES 36.1%
Fannie Mae
    7.125% due 06/15/2010                                     1,100       1,177
    0.000% due 10/09/2019                                     2,000         600
    7.125% due 01/15/2030                                       980       1,051
Federal Farm Credit Bank

    6.000% due 03/07/2011                                       100          98
Federal Home Loan Bank
    6.750% due 02/01/2002                                       200         203
    5.950% due 12/10/2008                                       100          98
    6.650% due 10/21/2013                                       200         196
Financing Corp.
   10.700% due 10/06/2017                                       650         929
Freddie Mac
    6.100% due 12/29/2006                                       100         100
    6.000% due 06/15/2011                                     1,000         988
Tennessee Valley Authority
    0.000% due 11/01/2021                                     1,750         357
                                                                        -------
Total U.S. Government Agencies                                            5,797
                                                                        -------
(Cost $5,793)

U.S. TREASURY OBLIGATIONS 51.1%
Treasury Inflation Protected Securities (e)
    3.625% due 07/15/2002                                       331         338
U.S. Treasury Bonds
    6.250% due 08/15/2023                                     5,700       5,934
    6.000% due 02/15/2026                                       750         759
    5.250% due 02/15/2026                                       200         183
    6.125% due 08/15/2029                                       100         104
U.S. Treasury Strips
    0.000% due 05/15/2013                                     1,400         705
    0.000% due 11/15/2021                                       600         175
                                                                        -------
Total U.S. Treasury Obligations                                           8,198
                                                                        -------
(Cost $8,251)

MORTGAGE-BACKED SECURITIES 5.3%

Collateralized Mortgage Obligations 5.3%
Bank of America Mortgage Securities, Inc.
    7.250% due 02/25/2031                                 $     103     $   100
Fannie Mae
    7.000% due 10/25/2022                                       269         260
    6.500% due 01/25/2024                                        40          39
Freddie Mac
    6.750% due 03/15/2007                                        48          48
    7.000% due 07/15/2023                                        43          43
    6.000% due 12/15/2028                                       220         189
    6.000% due 05/15/2029                                        92          84

Washington Mutual, Inc.
    6.947% due 01/25/2041                                        91          91
                                                                        -------
Total Mortgage-Backed Securities                                            854
                                                                        -------
(Cost $795)

ASSET-BACKED SECURITIES 2.0%

CS First Boston Mortgage Securities Corp.
    4.240% due 12/15/2030 (c)                                    89          89
SallieMae
    5.880% due 10/27/2025 (c)                                   243         240
                                                                        -------
Total Asset-Backed Securities                                               329
                                                                        -------
(Cost $327)

SHORT-TERM INSTRUMENTS 7.1%

Commercial Paper 2.5%
Fannie Mae
    3.630% due 12/20/2001                                       300         295
General Electric Capital Corp.
    3.770% due 08/15/2001                                       100         100
                                                                        -------
                                                                            395
                                                                        -------

Repurchase Agreement 4.5%
State Street Bank
    3.350% due 07/02/2001                                       732         732
                                                                        -------
    (Dated 06/29/2001. Collateralized by Fannie Mae
    7.125% due 06/15/2010 valued at $749.
    Repurchase proceeds are $732.)

U.S. Treasury Bills 0.1%
    3.359% due 10/18/2001                                        10          10
                                                                        -------
Total Short-Term Instruments                                              1,137
                                                                        -------
(Cost $1,137)

Total Investments (a) 112.2%                                            $18,015
(Cost $18,007)

Written Options (b) 0.0%                                                      1
(Premiums $3)

Other Assets and Liabilities (Net) (12.2%)                               (1,966)
                                                                        -------
Net Assets 100.0%                                                        16,050
                                                                        -------
Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over tax cost.       $    177

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                           (170)
                                                                        -------
Unrealized appreciation-net                                             $     7
                                                                        -------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Long-Term U.S. Government Bond Portfolio
June 30, 2001 (Unaudited)

(b) Premiums received on written options:

                                             # of
Type                                       Contracts  Premium     Value
-----------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 95.250% Exp. 12/17/2001           10      $    3      $   1
                                                      -----------------

(c) Variable rate security. The rate listed is as of June 30, 2001.

(d) Swap agreements outstanding at June 30, 2001:

                                                 Notional       Unrealized
Type                                              Amount      (Depreciation)
----------------------------------------------------------------------------
Receive fixed rate equal to 6.000% and
pay floating rate based on 3-month $LIBOR.

Broker: Morgan Stanley Capital Services, Inc.
Exp. 12/17/2006                                  $  800          $   (11)
                                                                 -------

(e) Principal amount of the security is adjusted for inflation.

8 Semi-Annual Report | 6.30.01 |

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Long-Term U.S. Government Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on April 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
    Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
    Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect

10 Semi-Annual Report | 6.30.01
to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
    PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus
0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                        Institutional Class      Administrative Class
---------------------------------------------------------------------

Long Term U.S. Gov't
   Bond Portfolio                     0.50%                     0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

    The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
    Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                        U.S. Government/Agency       All Other
-------------------------------------------------------------------
                         Purchases    Sales      Purchases   Sales
-------------------------------------------------------------------
Long-Term U.S. Gov't
   Bond Portfolio         $32,658    $ 27,293     $ 402      $   0


5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows
(amounts in thousands):

                            Long-Term U.S. Gov't. Bond Portfolio
                            ------------------------------------
                                                         Premium
----------------------------------------------------------------
Balance at 12/31/2000                                     $   11
Sales                                                          9
Closing Buys                                                   0
Expirations                                                  (17)
Exercised                                                      0
----------------------------------------------------------------
Balance at 06/30/2001                                     $    3
----------------------------------------------------------------

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                             Long-Term U.S. Government Bond Portfolio
                                                           ----------------------------------------------
                                                           Period Ended 06/30/2001  Year Ended 12/31/2000
                                                              Shares      Amount      Shares   Amount
                                                           ----------------------------------------------
Receipts for shares sold
   Institutional Class                                             0     $     0        219    $  2,173
   Administrative Class                                          927       9,690        459       4,531
Issued as reinvestment of distributions
   Institutional Class                                             0           0          9          86
   Administrative Class                                           32         335         41         400
Cost of shares redeemed
   Institutional Class                                             0           0       (227)     (2,328)
   Administrative Class                                         (312)     (3,208)      (367)     (3,570)
Net increase resulting from Portfolio share transactions         647     $ 6,817        134    $  1,292
-------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                                 Number   % of Portfolio Held
                                                 ----------------------------
Long-Term U.S. Government Bond Portfolio
   Administrative Class                               3                   100
   Institutional Class                                1                   100


12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
    Brent R. Harris, Chairman and Trustee
    R. Wesley Burns, President and Trustee
    Guilford C. Babcock, Trustee
    E. Philip Cannon, Trustee
    Vern O. Curtis, Trustee
    J. Michael Hagan, Trustee
    Thomas P. Kemp, Sr., Trustee
    William J. Popejoy, Trustee
    Garlin G. Flynn, Secretary
    John P. Hardaway, Treasurer

Investment Adviser and Administrator
    Pacific Investment Management Company LLC
    840 Newport Center Drive, Suite 300
    Newport Beach, California 92660

Transfer Agent
    National Financial Data Services
    330 W. 9th Street, 4th Floor
    Kansas City, Missouri 64105

Custodian
    State Street Bank & Trust Company
    801 Pennsylvania
    Kansas City, Missouri 64105

Counsel
    Dechert
    1775 Eye Street, N.W.
    Washington, D.C. 20006-2401

Independent Accountants
    PricewaterhouseCoopers LLP
    203 N. LaSalle Street
    Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                          FOREIGN BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter.................................................  1
Financial Highlights..............................................  3
Statement of Assets and Liabilities...............................  4
Statement of Operations...........................................  5
Statements of Changes in Net Assets...............................  6
Statement of Cash Flows...........................................  7
Notes to Financial Statements..................................... 12

                                               Fund           Schedule of
                                               Summary        Investments
Foreign Bond Portfolio (Institutional Class)..... 2              8-11

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Foreign Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management

Portfolio:

Primarily intermediate maturity hedged non-U.S. fixed income securities

Duration:

5.65 years

Total Net Assets:

$6.0 million

Country Allocation:*

                                    [GRAPH]

                             United States 44.1%
                                   Germany 13.9%
                                    France  5.7%
                            United Kingdom  3.8%
                                     Italy 11.2%
                                     Japan  3.0%
                                Short-Term
                               Instruments  1.8%
                                     Other 16.5%

Quality Breakdown:*

                                    [GRAPH]

                                   AAA 69.4%
                                    AA 22.3%
                                     A  6.4%
                                   BBB  1.2%
                                    BB  0.7%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                     Foreign Bond Portfolio
                     (Institutional Class)           J.P. Morgan
                     (Incep. 4/10/2000)              Non-U.S. Index (Hedged)
----------------------------------------------------------------------------
6 Months                        3.80%                          3.22%
1 Year                          8.79%                          8.80%
Since Inception*                8.28%                            --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                             Foreign                  J.P. Morgan
                          Bond Portfolio            Non-U.S. Index
       Month               Inst. Class                 (Hedged)
   ==============         ==============           ================
     04/30/2000               10,000                    10,000
     05/31/2000               10,041                    10,080
     06/30/2000               10,115                    10,128
     07/31/2000               10,181                    10,201
     08/31/2000               10,187                    10,203
     09/30/2000               10,223                    10,291
     10/31/2000               10,232                    10,374
     11/30/2000               10,401                    10,558
     12/31/2000               10,602                    10,675
     01/31/2001               10,747                    10,802
     02/28/2001               10,847                    10,895
     03/31/2001               10,973                    10,977
     04/30/2001               10,882                    10,903
     05/31/2001               10,947                    10,959
     06/30/2001               11,005                    11,019

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Foreign Bond Portfolio Institutional Class outperformed the J.P. Morgan
     non-U.S. Index (Hedged) for the six-month period ended June 30, 2001, posting a return of 3.80% versus 3.22% for the Index.
 .    Extending European duration detracted from returns as longer-term yields rose amid concerns over higher inflation.
 .    A focus on shorter maturities in Europe added to returns. Concerns over slowing world growth led to expectations the European Central Bank would reduce short-term rates.
 .    A focus on shorter maturities in the U.K. was negative. Short-term yields rose as stronger growth and rising inflation led to decreasing prospects for rate cuts.
 .    An underweight in Japan was negative. Japan outperformed other developed markets as yields fell.
 .    A focus on global mortgages aided returns as mortgage rates stabilized and prepayment concerns moderated.
 .    Real return bonds added to returns, outpacing like-duration nominal government bonds as real yields fell worldwide.
 .    Although an overweight in the euro was negative, a partial hedge using an underweight in the Swiss franc reduced the negative impact of this position.
 .    An underweight in the Japanese yen was positive as the currency weakened due to increased expectations that the Bank of Japan would boost the money supply in order to stimulate growth.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Foreign Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:     06/30/2001 (c)     12/31/2000 (b)

Net asset value beginning of period                       $         9.40     $         9.48
Net investment income (a)                                           0.23               0.39
Net realized / unrealized gain on investments (a)                   0.12               0.18
Total income from investment operations                             0.35               0.57
Dividends from net investment income                               (0.22)             (0.30)
Dividends in excess of net investment income                        0.00              (0.09)
Distributions from net realized capital gains                       0.00              (0.19)
Distributions in excess of net realized capital gains               0.00              (0.07)
Total distributions                                                (0.22)             (0.65)
Net asset value end of period                             $         9.53     $         9.40
Total return                                                        3.80%              6.18%
Net assets end of period (000s)                           $        3,836     $        5,185
Ratio of expenses to average net assets                             0.75*              0.74%*
Ratio of net investment income to average net assets                4.76*              5.58%*
Portfolio turnover rate                                              172%               306%

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 10, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                           $            9,997
Cash and foreign currency                                                                      548
Receivable for investments sold and forward foreign currency contracts                         878
Receivable for Portfolio shares sold                                                             4
Variation margin receivable                                                                     15
Interest and dividends receivable                                                              181
                                                                                            11,623
--------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts        $            1,083
Payable for financing transactions                                                           4,368
Written options outstanding                                                                     12
Payable for Portfolio shares redeemed                                                           71
Accrued investment advisory fee                                                                  1
Accrued administration fee                                                                       3
Other liabilities                                                                               50
                                                                                             5,588
--------------------------------------------------------------------------------------------------

Net Assets                                                                      $            6,035
--------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                 $            6,258
Undistributed net investment income                                                            102
Accumulated undistributed net realized (loss)                                                  (34)
Net unrealized (depreciation)                                                                 (291)
                                                                                $            6,035
--------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                             $            3,836
Administrative Class                                                                         2,199

Shares Issued and Outstanding:

Institutional Class                                                                            403
Administrative Class                                                                           230

Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                             $             9.53
Administrative Class                                                                          9.53

Cost of Investments Owned                                                       $           10,315
--------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                   $              556
--------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Foreign Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                             $         177
   Total Income                                                                                177

Expenses:

Investment advisory fees                                                                         8
Administration fees                                                                             16
Distribution and/or servicing fees - Administrative Class                                        1
   Total Expenses                                                                               25

Net Investment Income                                                                          152
--------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                               181
Net realized (loss) on futures contracts and written options                                    (5)
Net realized gain on foreign currency transactions                                              13
Net change in unrealized (depreciation) on investments                                        (424)
Net change in unrealized appreciation on futures contracts and written options                  36
Net change in unrealized appreciation on translation of assets and liabilities                 288
denominated in foreign currencies
   Net Gain                                                                                     89

Net Increase in Assets Resulting from Operations                                     $         241
--------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Foreign Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                          Six Months Ended           Year Ended
Increase (Decrease) in Net Assets from:                                      June 30, 2001    December 31, 2000

Operations:
Net investment income                                                       $          152       $          312
Net realized gain                                                                      189                  259
Net change in unrealized (depreciation)                                               (100)                (111)
Net increase resulting from operations                                                 241                  460
---------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                (123)                (155)
   Administrative Class                                                                (29)                 (81)
In excess of net investment income
   Institutional Class                                                                   0                  (49)
   Administrative Class                                                                  0                  (26)
From net realized capital gains
   Institutional Class                                                                   0                 (100)
   Administrative Class                                                                  0                  (16)
In excess of net realized capital gains
   Institutional Class                                                                   0                  (39)
   Administrative Class                                                                  0                   (6)

Total Distributions                                                                   (152)                (472)
---------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                   0                4,877
   Administrative Class                                                              1,479                  592
Issued as reinvestment of distributions
   Institutional Class                                                                 123                  349
   Administrative Class                                                                 29                  123
Cost of shares redeemed
   Institutional Class                                                              (1,549)                   0
   Administrative Class                                                               (245)              (5,035)
Net increase (decrease) resulting from Portfolio share transactions                   (163)                 906

Total Increase (Decrease) in Net Assets                                     $          (74)      $          894
---------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                  6,109                5,215
End of period *                                                             $        6,035       $        6,109

*Including net undistributed investment income of:                          $          102       $          102

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Cash Flows

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities

Sales of Portfolio shares                                               $        1,482
Redemptions of Portfolio shares                                                 (1,861)
Cash distributions paid                                                              0
Proceeds from financing transactions                                              (607)
Net (decrease) from financing activities                                          (986)
--------------------------------------------------------------------------------------

Operating Activities

Purchases of long-term securities and foreign currency                         (17,559)
Proceeds from sales of long-term securities and foreign currency                18,563
Purchases of short-term securities (net)                                           201
Net investment income                                                              152
Change in other receivables/payables (net)                                         (73)
Net Increase from operating activities                                           1,284
--------------------------------------------------------------------------------------

Net Increase in Cash and Foreign Currency                                          298
--------------------------------------------------------------------------------------

Cash and Foreign Currency

Beginning of period                                                                250
End of period                                                           $          548
--------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Schedule of Investments

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)

-------------------------------------------------------------------------------
AUSTRALIA (h)(i) 0.8%
-------------------------------------------------------------------------------

National Australia Bank Ltd.
     4.665% due 05/19/2010 (d)                          $      50     $      50
                                                                      ---------
Total Australia                                                              50
                                                                      ---------
(Cost $50)

BRAZIL (h)(i) 1.2%

Republic of Brazil
     7.375% due 04/15/2006 (d)                          $      80            71
                                                                      ---------
Total Brazil                                                                 71
                                                                      ---------
(Cost $75)

CANADA (h)(i) 7.3%

Commonwealth of Canada
     7.000% due 12/01/2006                             C$     500           349
     5.500% due 06/01/2010                                    100            65
Beneficial Canada, Inc.
     6.350% due 04/01/2002                                     30            20
                                                                      ---------
Total Canada                                                                434
                                                                      ---------
(Cost $446)

CAYMAN ISLANDS (h)(i) 2.1%

Capital Credit Card Corp. Ltd.
     5.625% due 10/15/2004                             DM     100            43
Geldilux Ltd.
     5.323% due 02/12/2002                             EC     100            85
                                                                      ---------
Total Cayman Islands                                                        128
                                                                      ---------
(Cost $139)

DENMARK (h)(i) 1.8%

Nykredit
     6.000% due 10/01/2029                             DK     990           108
                                                                      ---------
Total Denmark                                                               108
                                                                      ---------
(Cost $107)

FRANCE (h)(i) 9.4%

France Telecom
     4.825% due 10/11/2001 (d)                         EC     100            85
Republic of France
     6.000% due 04/25/2004                                    310           274
     6.000% due 04/25/2007                                     30            26
     4.000% due 04/25/2009                                     80            63
     4.000% due 10/25/2009                                     30            24
     5.500% due 04/25/2010                                    110            95
                                                                      ---------
Total France                                                                567
                                                                      ---------
(Cost $584)

GERMANY (h)(i) 23.0%

Commersbank AG
     5.206% due 10/25/2032 (d)                        EC      100            85
Depfa Pfandbriefbank
     4.750% due 07/15/2008                                     20            16
     5.750% due 03/04/2009                                     20            17
Eurohypo AG
     4.000% due 04/27/2009                                     22            17
Landesbank Baden-Wuerttemberg AG
     5.500% due 04/02/2007                                     30            26
Landesbank Rheinland Pfalz
     4.750% due 04/04/2008                                    100            82
Republic of Germany
     6.000% due 07/04/2007                                    300           270
     5.250% due 01/04/2008                                    110            95
     4.125% due 07/04/2008 (f)                                263           213
     4.500% due 07/04/2009 (f)                                300           247
     6.500% due 07/04/2027                                    190           176
     4.750% due 07/04/2028                                     30            22
     5.500% due 01/04/2031                                    100            82
Rheinische Hypothekenbank AG
     4.250% due 09/24/2008                            EC       30     $      24
Westdeutsche Landesbank AG
     4.750% due 09/28/2007                                     20            17
                                                                      ---------
Total Germany                                                             1,389
                                                                      ---------
(Cost $1,476)

ITALY (h)(i) 18.5%

First Italian Auto Transaction
     5.140% due 07/12/2008 (d)                        EC       70            59
Republic of Italy
     5.750% due 09/15/2002                                    300           258
     4.750% due 07/01/2005                                    130           110
     7.750% due 11/01/2006                                    100            95
     4.500% due 05/01/2009                                    560           453
     4.250% due 11/01/2009                                     60            47
     5.500% due 11/01/2010                                    110            94
                                                                      ---------
Total Italy                                                               1,116
                                                                      ---------
(Cost $1,184)

JAPAN (h)(i) 5.0%

Government of Japan
     0.900% due 12/22/2008                            JY   30,000           242
International Credit Recovery Japan
     1.117% due 05/22/2006                                  7,752            62
                                                                      ---------
Total Japan                                                                 304
                                                                      ---------
(Cost $307)

MEXICO (h)(i) 1.0%

Bancomext Trust
     8.000% due 08/05/2003                             $       10            10
Petroleos Mexicanos
     8.850% due 09/15/2007                                     20            21
     9.375% due 12/02/2008                                     30            32
                                                                      ---------
Total Mexico                                                                 63
                                                                      ---------
(Cost $58)

NETHERLANDS (h)(i) 0.7%

Unilever NV
     4.893% due 09/17/2001 (d)                        EC       50            42
                                                                      ---------
Total Netherlands                                                            42
                                                                      ---------
(Cost $43)

NEW ZEALAND (h)(i) 2.0%

Commonwealth of New Zealand
     4.500% due 02/15/2016 (f)                        N$      280           121
                                                                      ---------
Total New Zealand                                                           121
                                                                      ---------
(Cost $155)

SOUTH KOREA (h)(i) 0.5%

Korea Development Bank
     1.875% due 02/13/2002                            JY    4,000            32
                                                                      ---------
Total South Korea                                                            32
                                                                      ---------
(Cost $34)

SPAIN (h)(i) 4.6%

Kingdom of Spain
     4.950% due 07/30/2005                            EC      130           111
     5.150% due 07/30/2009 (f)                                110            92
     4.000% due 01/31/2010                                    100            77
                                                                      ---------
Total Spain                                                                 280
                                                                      ---------
(Cost $302)

8 Semi-Annual Report | 6.30.01 | See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)

SUPRANATIONAL (h)(i) 0.9%

Eurofima
     4.750% due 07/07/2004                           SK      600     $      54
                                                                     ---------
Total Supranational                                                         54
                                                                     ---------
(Cost $67)

SWEDEN (h)(i) 0.6%

Kingdom of Sweden
     5.000% due 01/28/2009                           SK      400            36
                                                                     ---------
Total Sweden                                                                36
                                                                     ---------
(Cost $40)

UNITED KINGDOM (h)(i) 6.4%

BG Transco Holdings PLC
     7.057% due 12/14/2009                           BP       20            28
British Telecom PLC
     5.185% due 12/15/2003 (d)                        $       50            51
Haus Ltd.
     4.886% due 12/10/2015 (d)                       EC       30            26
     5.076% due 12/14/2037 (d)                               100            85
Lloyds Bank PLC
     5.625% due 07/15/2049 (d)                                40            32
United Kingdom Gilt
     5.750% due 12/07/2009                           BP      110           159
                                                                     ---------
Total United Kingdom                                                       381
                                                                     ---------
(Cost $418)

UNITED STATES 73.1%

Asset-Backed Securities 8.2%
Advanta Mortgage Loan Trust
     4.132% due 07/25/2026 (d)                        $       19            19
Amresco Residential Securities Mortgage Loan Trust
     6.000% due 06/25/2029 (d)                                32            32
Circuit City Credit Card Master Trust
     4.352% due 02/15/2006 (d)                               100           100
CS First Boston Mortgage Securities Corp.
     4.382% due 12/15/2030 (d)                                89            89
First Alliance Mortgage Loan Trust
     4.111% due 12/20/2027 (d)                                19            19
Japan Financial Corp.
     5.875% due 03/14/2011                                    80            78
MLCC Mortgage Investors, Inc.
     4.360% due 03/15/2025 (d)                                67            67
Novastar Home Equity Loan
     4.080% due 04/25/2028 (d)                                44            44
Providian Home Equity Loan Trust
     4.796% due 06/25/2025 (d)                                46            46
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                                     1             1
                                                                     ---------
                                                                           495
                                                                     ---------
Corporate Bonds & Notes 11.5%
Bear Stearns Co., Inc.
     5.210% due 03/28/2003 (d)                                30            30
Beckman Instruments, Inc.
     7.100% due 03/04/2003                                     3             3
DaimlerChrysler North America Holding Corp.
     4.346% due 08/23/2002 (d)                                30            30
     6.400% due 05/15/2006                                    60            60
Donaldson, Lufkin & Jenrette
     4.833% due 04/25/2003 (d)                                50            50
Finova Capital Corp.
     4.126% due 06/18/2003 (d)                               100            92
Ford Motor Credit Co.
     1.000% due 12/22/2003                           JY    1,000             8
     1.200% due 02/07/2005                                 6,000            49
General Motors Acceptance Corp.
     6.875% due 09/09/2004                           BP       75           107
J.P. Morgan & Co., Inc.
     6.541% due 02/15/2012 (d)                        $       10     $       9
Jones Intercable, Inc.
     8.875% due 04/01/2007                                     3             3
KFW International Finance, Inc.
     1.750% due 03/23/2010                           JY   11,000            96
Oneok, Inc.
     5.067% due 04/24/2002 (d)                        $      100           100
Pfizer, Inc.
     0.800% due 03/18/2008                                 6,000            49
Sprint Capital Corp.
     5.875% due 05/01/2004                                    10            10
                                                                     ---------
                                                                           696
                                                                     ---------
Mortgage-Backed Securities 13.7%
Bear Stearns Adjustable Rate Mortgage Trust
     7.014% due 02/25/2031 (d)                                46            46
Crusade Global Trust
     4.400% due 05/15/2021 (d)                                83            83
Freddie Mac
     6.500% due 08/15/2023                                    53            55
Government National Mortgage Association
     6.000% due 02/15/2029-06/20/2030 (d)(g)                 322           194
     7.000% due 04/20/2030-05/20/2030 (d)(g)                 211           141
J.P. Morgan Commercial Mortgage Finance Corp.
     4.260% due 04/15/2010 (d)                                88            88
Medallion Trust
     4.970% due 07/12/2031 (d)                                77            77
Residential Funding Mortgage Securities, Inc.
     4.430% due 05/12/2032 (d)                               145           145
                                                                     ---------
                                                                           829
                                                                     ---------
U.S. Government Agencies 1.6%
Freddie Mac
     6.000% due 06/15/2011                                   100            99
                                                                     ---------
U.S. Treasury Obligations 38.1%
Treasury Inflation Protected Securities (e)
     3.625% due 07/15/2002 (b)                             1,314         1,339
     3.625% due 04/15/2028 (f)                               109           112
U.S. Treasury Notes
     6.000% due 08/15/2009                                   800           843
                                                                     ---------
                                                                         2,294
                                                                     ---------
Total United States                                                      4,413
                                                                     ---------
(Cost $4,418)

PURCHASED CALL OPTIONS 0.2%

Interest Rate Swap (OTC)
     5.750% due 05/22/2004
     Strike @ 5.500 Exp. 04/29/2002                        1,000             5
     5.500% due 05/01/2004
     Strike @ 5.750 Exp. 05/20/2002                        1,000             7
                                                                     ---------
Total Purchased Call Options                                                12
                                                                     ---------
(Cost $16)

PREFERRED SECURITY 3.5%

                                                          Shares
DG Funding Trust
     5.960% due 12/29/2049                                    20           212
                                                                     ---------
Total Preferred Security                                                   212
                                                                     ---------
(Cost $212)

                         See accompanying notes | 6.30.01 | Semi-Annual Report 9

Foreign Bond Portfolio
June 30, 2001 (Unaudited)

                                                 Principal
                                                    Amount         Value
                                                    (000s)        (000s)

SHORT-TERM INSTRUMENTS 3.0%

Repurchase Agreement 3.0%
State Street Bank                                $    184      $     184
    3.350% due 07/02/2001
    (Dated 06/29/2001. Collateralized by
    Federal Home Loan Bank
    5.000% due 02/14/2003 valued at $190.
    Repurchase proceeds are $184.)
                                                               ---------
Total Short-Term Instruments                                         184
                                                               ---------
(Cost $184)

Total Investments (a) 165.6%                                   $   9,997
(Cost $10,315)

Written Options (c) (0.2%)                                           (12)
(Premiums $16)

Other Assets and Liabilities (Net) (65.4%)                        (3,950)
                                                               ---------

Net Assets 100.0%                                              $   6,035
                                                               ---------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized
appreciation for all
investments in which there was
an excess of value over tax cost.                              $      46

Aggregate gross unrealized
depreciation for all
investments in which there was
an excess of tax cost over value.                                   (364)
                                                               ---------

Unrealized depreciation-net                                    $    (318)
                                                               ---------

(b) Securities with an aggregate market
value of $349 have been segregated with
the custodian to cover margin requirements for the following open futures contracts at

                                                 # of         Unrealized
Type                                        Contracts       Appreciation
------------------------------------------------------------------------
Government of Japan 10 Year Note                    1       $         10
(09/2001)
EuroBond 10 Year Note (09/2001)                     2                  0
Euro-Bobl 5 Year Note (09/2001)                     8                  2
                                                            ------------
                                                            $         12
                                                            ------------

(c) Premiums received on written
options:

                                              # of
Type                                     Contracts     Premium     Value
------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest
Rate Swap
   Strike @ 6.500% Exp. 05/20/2002         300,000     $    10   $     8

Put - OTC 3 Month LIBOR Interest
Rate Swap
   Strike @ 6.320% Exp. 04/29/2002         200,000           6         4
                                                       -----------------
                                                       $    16   $    12
                                                       -----------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

(f) Subject to a financing transaction.

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Foreign forward currency contracts outstanding at June 30, 2001.

                          Principal
                             Amount                         Unrealized
                         Covered by       Settlement       Appreciation/
Type      Currency         Contract            Month      (Depreciation)
-----------------------------------------------------------------------
Buy             A$               52           07/2001         $       0
Sell                             52           07/2001                 0
Sell            BP              137           08/2001                (5)
Sell            C$               27           07/2001                 0
Sell            DK              985           07/2001                 5
Buy             EC                4           07/2001                 0
Sell                          1,190           07/2001                (3)
Buy             HF            3,500           08/2001                 0
Buy             H$            1,100           08/2001                 0
Sell                          2,200           08/2001                 1
Buy             JY            7,500           07/2001                (3)
Sell                         55,678           07/2001                19
Sell                          6,106           08/2001                 0
Sell            N$              307           08/2001                 4
Sell            SF              451           08/2001                11
Sell            SK            1,034           07/2001                 6
                                                              ---------
                                                              $      35
                                                              ---------

(i) Principal amount denoted in indicated currency:

        A$ -     Australian Dollar
        BP -     British Pound
        C$ -     Canadian Dollar
        DK -     Danish Krone
        EC -     Euro
        H$ -     Hong Kong Dollar
        HF -     Hungarian Forint
        JY -     Japanese Yen
        N$ -     New Zealand Dollar
        SF -     Swiss Franc
        SK -     Swedish Krona

(j) Swap agreements outstanding at June 30, 2001:

                                                            Unrealized
                                                Notional   Appreciation/
Type                                              Amount  (Depreciation)
-----------------------------------------------------------------------
Receive a floating rate based on
6-month JY-LIBOR and pay a fixed
rate equal to 0.200%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/17/2003                              JY   60,000  $          (1)

Receive a floating rate base on
3-month H$-HIBOR and pay a fixed
rate equal to 6.910%.

Broker: Goldman Sachs & Co.
Exp. 02/15/2006                              H$    3,000            (19)

Receive a floating rate base on
3-month H$-HIBOR and pay a fixed
rate equal to 5.753%.

Broker: Goldman Sachs & Co.
Exp. 02/08/2006                                    3,000             (1)

Receive a floating rate based on
3-month H$-HIBOR and pay a fixed
rate equal to 5.729%.

Broker: Goldman Sachs & Co.
Exp. 6/01/2006                                     3,400              0

Receive a floating rate based on
3-month C$-LIBOR and pay a fixed
rate equal to 6.515%.

Broker: J.P. Morgan Securities,
Inc.
Exp. 05/10/2002                              C$    2,500             (4)

10 Semi-Annual Report | 6.30.01 | See accompanying notes

Receive a floating rate based on
6-month JY-LIBOR and pay a fixed
rate equal to 2.020%.

Broker: J.P. Morgan Securities, Inc.
Exp. 05/18/2010                              JY   17,000  $         (11)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on
6-month EC-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 03/15/2016                              EC      100             (1)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on
6-month  EC-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2016                                      320             (3)

Receive a fixed rate equal to 6.500%
and pay a floating rate based on
6-month EC-LBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2016                                      500             (2)

Receive a floating rate based on 6-month
EC-LIBOR and pay a fixed rate equal to
6.000%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2031                                      100              2

Receive a fixed rate equal to 6.790%
and pay a floating rate based on
3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 02/15/2006                               $      400             18

Receive a fixed rate equal to 5.900%
and pay a floating rate based on
6-month BP-LIBOR.

Broker: Goldman Sachs & Co.
Exp. 01/26/2004                              BP      300             (2)

Receive a fixed rate equal to 5.670%
and pay a floating rate based on
3-month $LIBOR.

Broker: Goldman Sachs & Co.
Exp. 02/08/2006                               $      400             (1)

Receive a floating rate based on
6-month BP-LIBOR and pay a fixed rate
equal to 5.500%.

Broker: Goldman Sachs & Co.
Exp.03/15/2004                               BP      100              1

Receive a variable rate based on
6-month BP-LIBOR and pay a fixed rate
equal to 5.500%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2006                                      300              1

Receive a variable rate based on
6-month BP-LIBOR and pay a fixed rate
equal to 5.500%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2006                                      300              1

Receive a fixed rate equal to 5.500% a
nd pay a floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2004                                      300             (3)

Receive a floating rate based on
6-month BP-LIBOR and pay a fixed rate
equal to 5.250%.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 09/15/2002                              BP      100  $           1

Receive a fixed rate equal to 5.250%
and pay a floating rate based on 6-month
BP-LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 03/15/2004                                      100             (2)

Receive a fixed rate equal to 5.640%
and pay a floating rate based on 3-month
$LIBOR.

Broker: Goldman Sachs & Co.
Exp. 6/5/2006                                 $      440             (3)

Receive a fixed rate equal to 6.000%
and pay a floating rate based on 3-month
$LIBOR.

Broker: Goldman Sachs & Co.
Exp. 12/18/2006                                      300             (4)

Receive a fixed rate equal to 6.000%
and pay a floating rate based on 3-month
$LIBOR.

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 12/18/2006                                      200             (2)

Receive a floating rate based on 3-month
$LIBOR and
pay a fixed rate equal to 6.000%

Broker: Morgan Stanley Capital
Services, Inc.
Exp. 12/17/2011                                    1,000             16
                                                          -------------
                                                          $         (19)
                                                          -------------

                                                 6.30.01 | Semi-Annual Report 11

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Foreign Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares; Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on February 16, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

12 Semi-Annual Report | 6.30.01

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

                                                 6.30.01 | Semi-Annual Report 13

June 30, 2001 (Unaudited)

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Short Sales. The Portfolio has entered into short sales transactions during the fiscal year. A short sale is a transaction in which a Portfolio sells securities it does not own in anticipation of a decline in the market price of the securities. The Portfolio is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on each share class' average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.50%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the prospectus (as set forth below) plus 0.49 basis points. (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                    Institutional Class     Administrative Class
--------------------------------------------------------------------------------
Foreign Bond Portfolio                            0.75%                    0.90%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                            U.S. Government/Agency                All Other
                          ------------------------------------------------------
                            Purchases       Sales        Purchases        Sales
--------------------------------------------------------------------------------
Foreign Bond Portfolio       $ 8,065       $ 8,648        $ 9,317        $ 8,565

14 Semi-Annual Report | 6.30.01

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                         Foreign Bond Portfolio
                                                         ----------------------
                                                                        Premium
-------------------------------------------------------------------------------
Balance at 12/31/2000                                                 $       0
Sales                                                                        20
Closing Buys                                                                  0
Expirations                                                                  (4)
Exercised                                                                     0
-------------------------------------------------------------------------------
Balance at 06/30/2001                                                 $      16
-------------------------------------------------------------------------------

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                         Foreign Bond Portfolio
                                                             ------------------------------------------------
                                                              Period Ended 06/30/2001  Year Ended 12/31/2000
                                                                    Shares     Amount      Shares     Amount
                                                             ------------------------------------------------
Receipts for shares sold
   Institutional Class                                                  0  $        0        515  $    4,877
   Administrative Class                                               155       1,479         63         592
Issued as reinvestment of distributions
   Institutional Class                                                 13         123         37         349
   Administrative Class                                                 3          29         13         123
Cost of shares redeemed
   Institutional Class                                               (162)     (1,549)         0           0
   Administrative Class                                               (26)       (245)      (531)     (5,035)
Net increase resulting from Portfolio share transactions              (17) $     (163)        97  $      906
-------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                           Number           % of Portfolio Held
                                           ------------------------------------

Foreign Bond Portfolio
   Administrative Class                         4                            98
   Institutional Class                          1                           100

7. Federal Income Tax Matters

As of December 31, 2000, the Foreign Bond Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $77,212 of capital losses during the period November 1, 2000 through December 31, 2000 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards:

                                        Realized Losses              Expiration
-------------------------------------------------------------------------------

Foreign Bond Portfolio                  $        74,591              12/31/2007
                                                137,524              12/31/2008

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

                                                 6.30.01 | Semi-Annual Report 15

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
     Brent R. Harris, Chairman and Trustee
     R. Wesley Burns, President and Trustee
     Guilford C. Babcock, Trustee
     E. Philip Cannon, Trustee
     Vern O. Curtis, Trustee
     J. Michael Hagan, Trustee
     Thomas P. Kemp, Sr., Trustee
     William J. Popejoy, Trustee
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, Missouri 64105

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     203 N. LaSalle Street
     Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648


This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.


PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                          STOCKSPLUS GROWTH AND INCOME PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter.................................................... 1
Financial Highlights................................................. 3
Statement of Assets and Liabilities.................................. 4
Statement of Operations.............................................. 5
Statements of Changes in Net Assets.................................. 6
Notes to Financial Statements........................................10

                                                                  Fund          Schedule of
                                                                  Summary       Investments
StocksPLUS Growth and Income Portfolio (Institutional Class)...........2            7-9

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                | 6.30.01 | Semi-Annual Report 1

StocksPLUS Growth and Income Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Total return which exceeds that of the S&P 500 Index

Portfolio:

Primarily S&P 500 stock index derivatives backed by a portfolio of short-term fixed income securities

Duration:

0.79 years

Total Net Assets:

$261.2 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage Backed Securities  40.0%
                       Corporate Bonds and Notes   31.5%
                       U.S. Treasury Obligations   10.5%
                       Short-Term Instruments       9.5%
                       Asset-Backed Securities      4.8%
                       Other                        3.7%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  65.3%
                                   AA   6.2%
                                    A  13.9
                                  BBB  11.2
                                   BB   3.4

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT For the Period Ended June 30, 2001

                 StocksPLUS Growth and Income
                 Portfolio (Institutional Class)
                 (Incep. 4/28/2000)                S&P 500 Index
----------------------------------------------------------------
6 Months                     -6.56%                    -6.70%
1 Year                      -14.27%                   -14.83%
Since Inception*            -12.03%                       --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

        Month                      StocksPLUS               S&P 500 Index
                                Growth and Income
                              Portfolio Inst. Class
   ==============             =====================         =============
     04/30/2000                       10,000                    10,000
     05/31/2000                        9,803                     9,795
     06/30/2000                       10,038                    10,036
     07/31/2000                        9,907                     9,879
     08/31/2000                       10,567                    10,493
     09/30/2000                       10,012                     9,939
     10/31/2000                        9,927                     9,897
     11/30/2000                        9,179                     9,117
     12/31/2000                        9,209                     9,161
     01/31/2001                        9,559                     9,486
     02/28/2001                        8,676                     8,621
     03/31/2001                        8,126                     8,075
     04/30/2001                        8,709                     8,703
     05/31/2001                        8,817                     8,761
     06/30/2001                        8,605                     8,548

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/28/2000, compared to the S&P 500 Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS


 .    The S&P 500 lost 6.70% in the first half of 2001 as sharply reduced investment spending and a corporate profits recession pointed to continued weakness in the economy.
 .    The StocksPLUS Growth and Income Portfolio Institutional Class outperformed the S&P 500 Index by 0.14%, returning a negative 6.56% for the first half of 2001.
 .    An extended portfolio duration boosted returns as aggressive Fed easing caused short-term interest rates to fall.
 .    While the energy crisis negatively impacted holdings in Nevada Power,
     Sierra Pacific, and Southern California Edison, other corporate holdings were positive for performance due to resilient consumer confidence and a strong housing sector.
 .    Top tier emerging market securities added to relative returns due to improving economic and financial fundamentals.
 .    Mortgage-backed securities hurt performance as falling interest rates heightened prepayment risk.
 .    Although PIMCO achieved a less expensive calendar roll than the average market participant, S&P futures roll costs detracted from year-to-date performance.

2 Semi-Annual Report | 6.30.01 |

Financial Highlights

StocksPLUS Growth and Income Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:        06/30/2001 (c)     12/31/2000 (b)

Net asset value beginning of period                           $   11.05           $  13.21
Net investment income (a)                                          0.28               0.49
Net realized/unrealized (loss) on investments (a)                 (1.00)             (1.48)
Total income from investment operations                           (0.72)             (0.99)
Dividends from net investment income                              (0.21)             (0.63)
Distributions from net realized capital gains                      0.00              (0.54)
Total distributions                                               (0.21)             (1.17)
Net asset value end of period                                 $   10.12           $  11.05
Total return                                                      (6.56)%            (7.91)%
Net assets end of period (000s)                               $     173           $     63
Ratio of expenses to average net assets                            0.50%*             0.50%*
Ratio of net investment income to average net assets               5.36%*             5.79%*
Portfolio turnover rate                                             323%               350%

* Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 28, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                      $      367,042
Cash and foreign currency                                                                             418
Receivable for investments sold and forward foreign currency contracts                             22,093
Receivable for Portfolio shares sold                                                                  200
Variation margin receivable                                                                           970
Interest and dividends receivable                                                                   2,305
Other assets                                                                                            3
                                                                                                  393,031
---------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                   $      121,652
Payable for financing transactions                                                                  9,954
Written options outstanding                                                                            74
Payable for Portfolio shares redeemed                                                                   4
Accrued investment advisory fee                                                                        92
Accrued administration fee                                                                             23
Accrued servicing fee                                                                                  34
Variation margin payable                                                                                5
Recoupment payable to Manager                                                                           2
Other liabilities                                                                                      25
                                                                                                  131,865
---------------------------------------------------------------------------------------------------------

Net Assets                                                                                 $      261,166
---------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                            $      329,426
Undistributed net investment income                                                                 1,880
Accumulated undistributed net realized (loss)                                                     (74,988)
Net unrealized appreciation                                                                         4,848
                                                                                           $      261,166
---------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                        $          173
Administrative Class                                                                              260,993


Shares Issued and Outstanding:

Institutional Class                                                                                    17
Administrative Class                                                                               25,792


Net Asset Value and Redemption Price Per Share
   (Net Assets Per Share Outstanding)

Institutional Class                                                                        $        10.12
Administrative Class                                                                                10.12

Cost of Investments Owned                                                                  $      367,834
---------------------------------------------------------------------------------------------------------
Cost of Foreign Currency Held                                                              $          339
---------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

StocksPLUS Growth and Income Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                   $        7,811
   Total Income                                                                                     7,811

Expenses:

Investment advisory fees                                                                              527
Administration fees                                                                                   132
Distribution and/or servicing fees - Administrative Class                                             197
Trustees' fees                                                                                          7
Organization costs                                                                                      1
Interest Expense                                                                                       11
   Total Expenses                                                                                     875
   Reimbursement by manager                                                                            (1)
   Net Expenses                                                                                       874

Net Investment Income                                                                               6,937
---------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                    1,129
Net realized (loss) on futures contracts and written options                                      (39,101)
Net realized (loss) on foreign currency transactions                                                 (108)
Net change in unrealized appreciation on investments                                                  160
Net change in unrealized appreciation on futures contracts and written options                     11,458
Net change in unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies                                                                     102
   Net (Loss)                                                                                     (26,360)

Net (Decrease) in Assets Resulting from Operations                                         $      (19,423)
---------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                            Six Months Ended              Year Ended
Increase (Decrease) in Net Assets from:                                        June 30, 2001       December 31, 2000

Operations:
Net investment income                                                           $      6,937          $       15,594
Net realized (loss)                                                                  (38,080)                (28,894)
Net change in unrealized appreciation (depreciation)                                  11,720                 (13,535)
Net (decrease) resulting from operations                                             (19,423)                (26,835)
----------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
From net investment income
   Institutional Class                                                                    (3)                     (3)
   Administrative Class                                                               (4,911)                (16,322)
In excess of net realized capital gains
   Institutional Class                                                                     0                      (5)
   Administrative Class                                                                    0                 (12,432)

Total Distributions                                                                   (4,914)                (28,762)
----------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                   122                     139
   Administrative Class                                                               32,260                 114,012
Issued as reinvestment of distributions
   Institutional Class                                                                     3                       9
   Administrative Class                                                                4,912                  28,754
Cost of shares redeemed
   Institutional Class                                                                    (4)                    (63)
   Administrative Class                                                              (24,604)                (44,852)
Net increase resulting from Portfolio share transactions                              12,689                  97,999

Total Increase (Decrease) in Net Assets                                         $    (11,648)         $       42,402
----------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                  272,814                 230,412
End of period *                                                                 $    261,166          $      272,814

*Including net undistributed (overdistributed) investment income of:            $      1,880          $         (143)

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 44.3%
--------------------------------------------------------------------------------

Banking & Finance 21.3%
American General Finance
     6.050% due 07/02/2001                               $   5,400    $   5,400
Banco Latinoamericano SA
     7.639% due 12/10/2001                                   8,300        8,419
Bear Stearns Co., Inc.
     4.676% due 05/24/2004 (d)                               5,700        5,704
Beneficial Corp.
     4.190% due 03/01/2002 (d)                               6,300        6,309
Caithness Coso Fund Corp.
     6.800% due 12/15/2001                                     432          433
Donaldson, Lufkin & Jenrette, Inc.
     4.833% due 04/25/2003 (d)                               1,100        1,104
Finova Capital Corp.
     4.128% due 06/18/2003 (d)                               3,000        2,749
Ford Credit Canada
     4.037% due 12/16/2002 (d)                                 300          300
Ford Motor Credit Co.
     4.371% due 06/23/2003 (d)                                 700          700
General Motors Acceptance Corp.
     5.500% due 12/15/2001                                   3,500        3,502
     6.750% due 03/15/2003                                   1,500        1,541
     4.130% due 08/18/2003 (d)                               3,000        2,982
     4.600% due 03/22/2004 (d)                                 500          500
     5.096% due 04/05/2004 (d)                                 800          788
Golden State Holdings
     5.313% due 08/01/2003 (d)                               1,000          978
Korea Development Bank
     7.125% due 09/17/2001                                   3,000        3,013
Lehman Brothers Holdings, Inc.
     4.998% due 05/07/2002 (d)                               5,000        5,022
Old Kent Bank
     5.063% due 11/01/2005 (d)                                 700          699
U.S. Bancorp
     4.543% due 02/03/2003 (d)                               5,400        5,421
                                                                      ----------
                                                                         55,564
                                                                      ----------
Industrials 17.7%
Cemex SA de CV
     9.250% due 06/17/2002                                     900          939
Clear Channel Communications, Inc.
     4.440% due 06/15/2002 (d)                               1,000        1,002
DaimlerChrysler North America
Holding Corp.
     4.346% due 08/23/2002 (d)                               3,300        3,277
Enron Corp.
     8.000% due 08/15/2005                                   5,200        5,454
HCA - The Healthcare Co.
     5.351% due 09/19/2002 (d)                               7,300        7,300
Park Place Entertainment Corp.
     7.950% due 08/01/2003                                   1,430        1,474
Petroleos Mexicanos
     7.430% due 07/15/2005 (d)                               4,000        4,015
Philip Morris Cos., Inc.
     4.240% due 12/04/2001 (d)                               2,100        2,100
Rollins Truck Leasing Co.
     8.250% due 05/01/2002                                   7,000        7,175
Structured Product Asset Trust
     5.126% due 02/12/2003 (d)                               3,000        3,000
TCI Communications, Inc.
     4.461% due 04/01/2002 (d)                               5,000        5,022
Time Warner, Inc.
     6.100% due 12/30/2001                                   2,400        2,413
XTRA, Inc.
     6.680% due 11/30/2001                                   3,000        3,024
                                                                      ----------
                                                                         46,195
                                                                      ----------
Utilities 5.3%
British Telecom PLC
     5.185% due 12/15/2003 (d)                               2,200        2,227
CMS Energy Corp.
     8.000% due 07/01/2011                                     800          800
Entergy Arkansas, Inc.
     7.720% due 03/01/2003                                     600          621
Georgia Power Co.
     5.250% due 05/08/2003                                     900          903
Scana Corp.
     5.410% due 07/15/2002 (d)                               2,100        2,104
Southern California Edison Co.
     6.513% due 05/01/2002 (d)                               5,000        3,725
Sprint Capital Corp.
     4.360% due 11/15/2001 (d)                               3,200        3,203
Williams Cos., Inc.
     4.570% due 11/15/2001 (d)                                 300          300
                                                                      ----------
                                                                         13,883
                                                                      ----------
Total Corporate Bonds & Notes                                           115,642
                                                                      ----------
(Cost $116,269)

MUNICIPAL BONDS & NOTES 4.2%

North Carolina 4.2%
North
Carolina State Education Assistance Authority
Revenue Bonds, (GTD Insured), Series 2000
     3.865% due 06/01/2009 (d)                              11,000       10,853
                                                                      ----------
Total Municipal Bonds & Notes                                            10,853
                                                                      ----------
(Cost $11,000)

U.S. TREASURY OBLIGATIONS 14.8%

Treasury Inflation Protected Securities (g)
     3.625% due 07/15/2002 (b)                              26,730       27,239
     3.625% due 01/15/2008                                   1,423        1,456
U.S. Treasury Notes
     5.625% due 11/30/2002                                   9,700        9,910
                                                                      ----------
Total U.S. Treasury Obligations                                          38,605
                                                                      ----------
(Cost $38,025)

MORTGAGE-BACKED SECURITIES 56.2%

Collateralized Mortgage Obligations 9.6%
Countrywide Home Loans
     6.500% due 03/25/2028                                     393          394
     6.050% due 04/25/2029                                     233          235
CS First Boston Mortgage Securities Corp.
     6.960% due 06/20/2029                                     143          146
DLJ Mortgage Acceptance Corp.
     4.588% due 06/25/2026 (d)                                 675          673
Fannie Mae
     6.900% due 10/25/2020                                   1,000        1,012
Freddie Mac
     6.500% due 02/15/2024                                     133          133
General Electric Capital Mortgage
Services, Inc.
     6.500% due 12/25/2023                                   1,383        1,382
     6.500% due 08/25/2024                                   1,166        1,170
Government National Mortgage Association
     4.470% due 06/16/2026 (d)                               3,342        3,335
Headlands Mortgage Securities, Inc.
     7.250% due 11/25/2027                                     905          920
     7.000% due 02/25/2028                                     153          153
Housing Securities, Inc.
     4.760% due 07/25/2032 (d)                                 594          594
Morgan Stanley Dean Witter Capital I
     4.452% due10/15/2026 (d)                                1,087        1,085
     4.318% due07/25/2027 (d)                                   70           70
Norwest Asset Securities Corp.
     6.750% due 08/25/2029                                     671          674
PNC Mortgage Securities Corp.
     6.625% due 03/25/2028                                     442          445
     7.500% due 05/25/2040 (d)                                 897          920
Resecuritization Mortgage Trust
     4.330% due 04/26/2021 (d)                                 185          185
Residential Accredit Loans, Inc.
     8.000% due 08/25/2026                                     260          260
Residential Asset Securitization Trust
     7.750% due 04/25/2027                                     635          638
Residential Funding Mortgage Securities, Inc.
     7.250% due 10/25/2027                                   1,000        1,010
Salomon Brothers Mortgage Securities VII
     6.952% due 12/25/2030 (d)                               4,808        4,843

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

StocksPLUS Growth and Income Portfolio
June 30, 2001 (Unaudited)

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

Thrift Financing Corp.
    11.250% due 01/01/2016                            $   1,214    $      1,215
Washington Mutual, Inc.
     6.017% due 10/19/2039                                3,500           3,583
                                                                   -------------
                                                                         25,075
                                                                   -------------
Freddie Mac 0.4%
     7.000% due 07/16/2031                                1,000           1,005
                                                                   -------------
Fannie Mae 5.2%
     6.500% due 09/01/2005                                  307             313
     7.500% due 07/16/2031                                6,000           6,122
     8.000% due 07/16/2031                                7,000           7,230
                                                                   -------------
                                                                         13,665
                                                                   -------------
Government National Mortgage Association 41.0%
     7.000% due 11/20/2029 (d)                            2,675           2,711
     7.375% due 04/20/2024-04/20/2027 (d)(h)              6,330           6,444
     7.500% due 01/15/2028-08/15/2029 (h)                14,640          15,032
     7.750% due 08/20/2024 (d)                              160             163
     8.000% due 07/24/2031                               78,000          80,699
     8.500% due 07/24/2031                                2,000           2,090
                                                                   -------------
                                                                        107,139
                                                                   -------------
Total Mortgage-Backed Securities                                        146,884
                                                                   -------------
(Cost $146,986)

ASSET-BACKED SECURITIES 6.7%

Advanta Equipment Receivables
     7.560% due 02/15/2007                                4,523           4,657
AFC Home Equity Loan Trust
     4.105% due 07/25/2030 (d)                            1,217           1,219
Bank One Auto Grantor Trust
     6.270% due 11/20/2003                                  165             165
Delta Funding Home Equity Loan Trust
     5.950% due 10/15/2012                                1,073           1,077
Option One Mortgage Loan Trust
     4.135% due 04/25/2030 (d)                            6,889           6,906
Saxon Asset Securities Trust
     4.035% due 05/25/2029 (d)                            1,276           1,277
Starwood Hotels & Resorts
     6.830% due 02/23/2003                                  158             158
     6.813% due 02/23/2003                                2,093           2,102
The Money Store Home Equity Trust
     6.550% due 09/15/2021                                  134             134
     6.345% due 11/15/2021                                   21              21
                                                                   -------------
Total Asset-Backed Securities                                            17,716
                                                                   -------------
(Cost $17,564)

FOREIGN CURRENCY-DENOMINATED (f) 1.0%

Korea Development Bank
     5.625% due 11/05/2002                      FF       20,000           2,600
                                                                   -------------
Total Foreign Currency-Denominated                                        2,600
                                                                   -------------
(Cost $3,230)

PURCHASED CALL OPTIONS 0.0%

U S Treasury Notes (OTC)
     5.500% due 03/31/2003
     Strike @ 104.625 Exp. 07/02/2001                    15,000               0
U.S. Treasury Note (OTC)
     6.000% due 09/30/2001
     Strike @ 110.875 Exp. 07/02/2001                    20,000               0
U.S. Treasury Note Futures (CBOT)
     Strike @ 112.000 Exp. 08/25/2001                     9,000               2
                                                                   -------------
Total Purchased Call Options                                                  2
                                                                   -------------
(Cost $7)

PURCHASED PUT OPTIONS 0.0%

Eurodollar December Futures (CME)
     Strike @ 93.500 Exp. 12/17/2001                    110,000               3
     Strike @ 92.500 Exp. 12/14/2001                     26,000               0
Eurodollar September Futures (CME)
     Strike @ 95.250 Exp. 09/17/2001                     52,000               0
     Strike @ 93.250 Exp. 09/14/2001                     26,000               0
Government National Mortgage
Association
     7.000% due 07/24/2031
     Strike @ 90.940 Exp. 07/17/2001                     45,000               0
     7.500% due 09/24/2031
     Strike @ 90.625 Exp. 09/17/2001                      1,000               0
     6.500% due 07/24/2031
     Strike @ 89.156 Exp. 07/17/2001                     45,000               0
PNC Mortgage Securities (OTC)
     7.500% due 05/25/2040
     Strike @ 100.000 Exp. 04/01/2005                     1,300               0
                                                                   -------------
Total Purchased Put Options                                                   3
                                                                   -------------
(Cost $14)

SHORT-TERM INSTRUMENTS 13.3%

Commercial Paper 11.0%
Abbey National North America
     3.690% due 08/01/2001                                  200             199
Anz, Inc.
     3.545% due 11/21/2001                                2,300           2,268
British Telecom PLC
     4.853% due 10/09/2001 (d)                              500             500
Fannie Mae
     4.030% due 10/18/2001                                5,900           5,828
     0.010% due 10/25/2001                                2,600           2,566
Federal Home Loan Bank
     0.010% due 10/31/2001                                  500             493
General Electric Capital Corp.
     4.180% due 08/16/2001                                6,000           5,968
Halifax PLC
     4.180% due 08/08/2001                                6,000           5,975
Reseau Ferre De France
     4.620% due 08/16/2001                                  100              99
UBS Finance, Inc.
     4.180% due 08/21/2001                                  300             298
     3.920% due 08/23/2001                                1,000             994
Walt Disney Co.
     4.190% due 08/02/2001                                3,600           3,587
                                                                   -------------
                                                                         28,775
                                                                   -------------
Repurchase Agreement 2.1%
State Street Bank
     3.350% due 07/02/2001                                5,551           5,551
     (Dated 06/29/2001.
     Collateralized by
     Fannie Mae 6.375%
     due 06/15/2009
     valued at $5,665.
     Repurchase proceeds
     are $5,553.)

U.S. Treasury Bills 0.2%
     0.848% due 10/18/2001 (b)                              415             411
                                                                   -------------
Total Short-Term Instruments                                             34,737
                                                                   -------------
(Cost $34,739)

Total Investments (a) 140.5%                                       $    367,042
(Cost $367,834)

Written Options (c) (0.0%)                                                  (74)
(Premiums $88)

Other Assets and Liabilities (Net) (40.5%)                             (105,802)
                                                                   -------------
Net Assets 100.0%                                                  $    261,166
                                                                   -------------

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation
for all investments in which there was
an excess of value over tax cost.                                    $    2,070

Aggregate gross unrealized depreciation
for all investments in which there was
an excess of tax cost over value.                                        (2,856)
                                                                     ----------
Unrealized depreciation-net                                          $     (786)
                                                                     ----------

(b) Securities with an aggregate market
value of $25,638 have been segregated
with the custodian to cover margin
requirements for the following open
futures contracts at June 30, 2001:

                                                                     Unrealized
                                                     # of          Appreciation/
Type                                              Contracts       (Depreciation)
-------------------------------------------------------------------------------
S&P 500 Index (09/2001)                                 815       $       5,657
U.S. Treasury 5 Year Note (09/2001)                      90                 (11)
Eurodollar June Futures (06/2002)                        11                   0
Eurodollar September Futures (09/2002)                   11                   0
Eurodollar December Futures (12/2002)                    11                   0
Eurodollar March Futures (03/2003)                       11                  (1)
                                                                  -------------
                                                                  $       5,645
                                                                  -------------

(c) Premiums received on written options:

                                         # of
Type                                   Contracts        Premium           Value
-------------------------------------------------------------------------------
Put - CME S&P 500 Index
September Futures
   Strike @ 1200.000 Exp.
   09/21/2001                                  6        $    39        $     38

Put - CME S&P 500 Index
September Futures
   Strike @ 1330.000
   Exp. 09/21/2001                             6              49             36
                                                        --------       --------
                                                        $     88       $     74
                                                        --------       --------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Foreign forward currency contracts outstanding at June 30, 2001:

                             Principal
                                Amount                               Unrealized
                            Covered by          Settlement         Appreciation/
Type         Currency         Contract               Month        (Depreciation)
-------------------------------------------------------------------------------
Sell            EC               3,135             07/2001        $          (8)
Sell            JY              37,169             07/2001                   13
                                                                  -------------
                                                                  $           5
                                                                  -------------

(f) Principal amount denoted in indicated currency:

        EC - Euro
        JY - Japanese Yen

(g) Principal amount of the security is adjusted for inflation.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

                                            See accompanying notes | 6.30.01 | 9

Notes to Financial Statements
June 30, 2001 (Unaudited)



1. Organization

The StocksPLUS Growth and Income Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on December 31, 1997.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of the Portfolio are declared and distributed to shareholders quarterly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

10 Semi-Annual Report | 6.30.01

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counter party to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. The Portfolio is authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. The Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counter parties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolio is authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. The Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counter party.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

                                                 6.30.01 | Semi-Annual Report 11

June 30, 2001 (Unaudited)

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.40%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.10%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                  Institutional Class       Administrative Class
--------------------------------------------------------------------------------
StocksPLUS Growth
  and Income Portfolio                           0.50%                     0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Organization Expense. Costs incurred in connection with the organization of the Portfolio and its initial registration are amortized on a straight-line basis over a five-year period from the Portfolio's commencement of operations.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands)

                           U.S. Government/Agency                All Other
                         -------------------------------------------------------
                            Purchases       Sales       Purchases        Sales
--------------------------------------------------------------------------------
StocksPLUS Growth
  and Income Portfolio     $1,067,037  $1,099,620       $  67,096    $  63,315

12 Semi-Annual Report | 6.30.01

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                         StocksPLUS Growth and Income Portfolio
                                         --------------------------------------
                                                                        Premium
-------------------------------------------------------------------------------
Balance at 12/31/2000                                                  $    232
Sales                                                                       667
Closing Buys                                                                (43)
Expirations                                                                (768)
Exercised                                                                     0
-------------------------------------------------------------------------------
Balance at 06/30/2001                                                  $     88
-------------------------------------------------------------------------------

6. Federal Income Tax Matters

As of December 31, 2000, the StocksPLUS Growth and Income Portfolio had remaining capital loss carryforwards that were realized during the current year.
     Additionally, the Portfolio realized $24,565,514 of capital losses during the period November 1, 2000 through December 31, 2000 which the Portfolio elected to defer to the following taxable year pursuant to income tax regulations.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards:

                                                 Capital Loss Carryforwards
                                             -----------------------------------
                                                Realized Losses    Expiration
StocksPLUS Growth and Income
   Bond Portfolio                               $    18,564,266    12/31/2008

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                    StocksPLUS Growth and Income Portfolio
                                                              --------------------------------------------------
                                                              Period Ended  06/30/2001    Year Ended  12/31/2000
                                                                    Shares      Amount        Shares      Amount
                                                              --------------------------------------------------
Receipts for shares sold
   Institutional Class                                                  11  $      122            10  $      139
   Administrative Class                                              3,041      32,260         8,754     114,012
Issued as reinvestment of distributions
   Institutional Class                                                   0           3             1           9
   Administrative Class                                                491       4,912         2,378      28,754
Cost of shares redeemed
   Institutional Class                                                   0          (4)           (5)        (63)
   Administrative Class                                            (2,431)     (24,604)       (3,432)    (44,852)

Net increase resulting from Portfolio share transactions             1,112  $   12,689         7,706  $   97,999
----------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                            Number     % of Portfolio Held
                                            ------------------------------

StocksPLUS Growth and Income Portfolio
   Administrative Class                          1                      95
   Institutional Class                           1                     100

                                                  6.30.01 | Sem-Annual Report 13

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy, Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST


840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effected prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
218 ATLANTIC STREET
STRAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]

                                                  PIMCO VARIABLE INSURANCE TRUST
                                                          MONEY MARKET PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter........................................................1
Financial Highlights.....................................................3
Statement of Assets and Liabilities......................................4
Statement of Operations..................................................5
Statements of Changes in Net Assets......................................6
Notes to Financial Statements............................................8


                                                                      Fund                Schedule of
                                                                      Summary             Investments
Money Market Portfolio (Institutional Class)................................2                  7

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,


/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001


                                                6.30.01 | Semi-Annual Report 1

                                                  6.30.01 | Semi-Annual Report 1

Money Market Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments

Duration

47 days

Total Net Assets

$5.6 million

Sector Breakdown:*

                                    [GRAPH]

                        Short-Term Instruments    85.2%
                        Corporate Bonds and Notes 14.8%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA  64.6%
                                   AA  35.4%

* % of Total Investments as of June 30, 2001


PERFORMANCE

TOTAL RETURN INVESTMENT For the Period Ended June 30, 2001

                         Money Market Portfolio         Salomon Smith Barney
                          (Institutional Class)         3-Month U.S. Treasury
                           (Incep. 4/10/2000)                Bill Index
-------------------------------------------------------------------------------
 7 Day Yield                      3.83%                           --
 6 Months                         2.47%                         2.49%
 1 Year                           5.75%                         5.64%
 Since Inception*                 5.85%                           --

 *Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001

$10,000 invested at inception

                                    [GRAPH]

                                Money Market    Salomon Smith Barney
                                  Portfolio     3-Month U.S. Treasury
                Month            Inst. Class           Bill Index
         ==================    ==============    =====================
             04/30/2000            10,000                10,000
             05/31/2000            10,050                10,049
             06/30/2000            10,103                10,096
             07/31/2000            10,153                10,145
             08/31/2000            10,207                10,195
             09/30/2000            10,257                10,246
             10/31/2000            10,304                10,300
             11/30/2000            10,366                10,352
             12/31/2000            10,426                10,407
             01/31/2001            10,478                10,461
             02/28/2001            10,523                10,506
             03/31/2001            10,569                10,552
             04/30/2001            10,607                10,593
             05/31/2001            10,649                10,632
             06/30/2001            10,684                10,666

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/10/2000, compared to the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged market index. An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government Agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Portfolio than the total return quotation.

PORTFOLIO INSIGHTS

 .  The total return performance of the Money Market Portfolio Institutional
   Class was 2.47% for the six-month period ended June 30, 2001, versus a return of 2.49% for the benchmark Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
 . Yields on high quality short-term commercial paper fell sharply during the second quarter as the U.S. economy weakened and investors expected more easing by the Federal Reserve. The Federal Reserve cut rates six times, bringing total easing since the beginning of the year to 2.75%.
 .  Short-term commercial paper yields decreased throughout the period, finishing an average 2.50% less than the yields prevailing at the beginning of 2001.
 .  The Portfolio's average duration was maintained at about one-month, providing for ample liquidity and limiting the price effects from increasing yields.
 . U.S. issued high quality (A1/P1) commercial paper, corporates, and shorter-term agency securities were emphasized due to attractive yields, limited interest rate sensitivity, and low credit exposure.
 . Seven-day and thirty-day SEC yields were 3.83% and 3.93%, respectively, at quarter-end.

Financial Highlights

Money Market Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:         06/30/2001 (c)  12/31/2000 (b)
Net asset value beginning of period                           $        1.00     $     1.00
Net investment income (a)                                              0.02           0.04
Total income from investment operations                                0.02           0.04
Dividends from net investment income                                  (0.02)         (0.04)
Total distributions                                                   (0.02)         (0.04)
Net asset value end of period                                 $        1.00     $     1.00
Total return                                                           2.47%          4.60%
Net assets end of period (000s)                               $          11     $       80
Ratio of expenses to average net assets                                0.35%*         0.35%*
Ratio of net investment income to average net assets                   5.18%*         6.02%*
Portfolio turnover rate                                                 N/A            N/A

* Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 10, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Money Market Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                             $       5,561
Interest and dividends receivable                                             8
-------------------------------------------------------------------------------
                                                                          5,569
-------------------------------------------------------------------------------
Liabilities:

Accrued investment advisory fee                                   $           1
Accrued administration fee                                                    1
Accrued servicing fee                                                         1
                                                                              3
-------------------------------------------------------------------------------
Net Assets                                                        $       5,566
-------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                   $       5,566
Undistributed (overdistributed) net investment income                         0
Accumulated undistributed net realized gain (loss)                            0
Net unrealized appreciation (depreciation)                                    0
                                                                  $       5,566
-------------------------------------------------------------------------------

Net Assets:

Institutional Class                                               $          11
Administrative Class                                                      5,555

Shares Issued and Outstanding:

Institutional Class                                                          11
Administrative Class                                                      5,555

Net Asset Value and Redemption Price Per Share
  (Net Assets Per Share Outstanding)

Institutional Class                                               $        1.00
Administrative Class                                                       1.00
-------------------------------------------------------------------------------

Cost of Investments Owned                                         $       5,561
-------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Money Market Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                        $        125
 Total Income                                                                            125

Expenses:

Investment advisory fees                                                                   4
Administration fees                                                                        5
Distribution and/or servicing fees - Administrative Class                                  4
   Total Expenses                                                                         13

Net Investment Income                                                                    112
--------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                                    0
Net change in unrealized appreciation (depreciation) on investments                        0
   Net Gain (Loss)                                                                         0

Net Increase in Assets Resulting from Operations                                $        112
--------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Money Market Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                                  Six Months Ended            Year Ended
Increase (Decrease) in Net Assets from:                                              June 30, 2001     December 31, 2000
Operations:
Net investment income                                                         $                112   $               230
Net realized gain (loss)                                                                         0                     0
Net change in unrealized appreciation (depreciation)                                             0                     0
Net increase resulting from operations                                                         112                   230
-------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                                          (1)                  (23)
   Administrative Class                                                                       (111)                 (207)

Total Distributions                                                                           (112)                 (230)
-------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                                           0                   739
   Administrative Class                                                                      2,723                 7,776
Issued as reinvestment of distributions
   Institutional Class                                                                           1                    23
   Administrative Class                                                                        112                   206
Cost of shares redeemed
   Institutional Class                                                                         (70)                 (682)
   Administrative Class                                                                     (1,614)               (7,253)
Net increase resulting from Portfolio share transactions                                     1,152                   809

Total Increase in Net Assets                                                  $              1,152   $               809
-------------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                          4,414                 3,605
End of period*                                                                $              5,566   $             4,414

*Including net undistributed (overdistributed) investment income of:          $                  0   $                 0

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Money Market Portfolio
June 30, 2001 (Unaudited)
                                                      Principal
                                                         Amount        Value
                                                         (000s)       (000s)
------------------------------------------------------------------------------
  CORPORATE BONDS & NOTES 14.8%
------------------------------------------------------------------------------

Banking & Finance 7.2%
First Chicago NBD Corp.
  4.100% due 08/20/2001 (a)                           $     200   $      200
Morgan Stanley, Dean Witter, Discover & Co.
  4.005% due 08/15/2001 (a)                                 200          200
                                                                     -------
                                                                         400
                                                                     -------
Industrials 7.6%
Honeywell International, Inc.
  3.700% due 08/17/2001                                     200          200
General Electric Capital Corp.
  5.500% due 04/15/2002                                      25           25
Wal-Mart Stores, Inc.
  6.150% due 08/10/2001                                     200          200
                                                                     -------
                                                                         425
                                                                     -------
Total Corporate Bonds & Notes                                            825
                                                                     -------
(Cost $825)

 SHORT-TERM INSTRUMENTS 85.1%

Certificates of Deposit 3.6%
First Union National Bank
  4.281% due 08/24/2001                                     200          200
                                                                     -------
Commercial Paper 78.6%
Abbey National North America
  3.940% due 09/19/2001                                     200          198
Anz, Inc.
  3.940% due 08/13/2001                                     200          199
Archer Daniels Midland Co.
  3.880% due 10/05/2001                                     100           99
Becton Dickinson & Co.
  3.920% due 07/25/2001                                     200          200
CBA (de) Finance
  3.950% due 07/05/2001                                     100          100
Coca-Cola Co.
  4.610% due 07/12/2001                                     200          200
Dupont De Nemours & Co.
  3.720% due 08/24/2001                                     200          199
Electricite De France
  3.790% due 08/22/2001                                     100           99
Fannie Mae
  4.720% due 08/15/2001                                     100           99
  3.650% due 10/04/2001                                     300          297
  4.060% due 10/25/2001                                     200          197
Federal Farm Credit Bank
  4.685% due 08/29/2001                                     200          198
Freddie Mac
  3.820% due 07/18/2001                                     200          200
  3.540% due 11/16/2001                                     200          197
Gannett Co., Inc.
  3.850% due 07/12/2001                                     200          200
General Electric Capital Corp.
  3.890% due 07/19/2001                                     200          200
Halifax PLC
  3.900% due 09/12/2001                                     200          198
KFW International Finance, Inc.
  3.840% due 07/30/2001                                     200          199
Minnesota Co.
  3.630% due 08/14/2001                                     200          199
Queensland Treasury Corp.
  4.240% due 07/23/2001                                     200          200
Reseau Ferre De France
  3.730% due 07/25/2001                                     200          200
Swedbank, Inc.
  4.200% due 08/10/2001                                     200          199
UBS Finance, Inc.
  4.580% due 09/19/2001                                     200          199
Walt Disney Co.
  3.720% due 08/21/2001                                     100           99
                                                                     -------
                                                                       4,375
                                                                     -------

Repurchase Agreement 2.9%
State Street Bank
 3.350% due 07/02/2001                                $     161   $      161
 (Dated 06/29/2001. Collateralized by Freddie Mac
 5.300% due 09/12/2003 valued at $168.
 Repurchase proceeds are $161.)
                                                                     -------
Total Short-Term Instruments                                           4,736
(Cost $4,736)                                                        -------

Total Investments 99.9%                                           $    5,561
(Cost $5,561)

Other Assets and Liabilities (Net) 0.1%                                    5
                                                                     -------
Net Assets 100.0%                                                 $    5,566
                                                                     -------

(a) Variable rate security. The rate listed is as of June 30, 2001.


                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Notes to Financial Statements
June 30, 2001 (Unaudited)


1. Organization

The Money Market Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities held by the Portfolio are valued at amortized cost, which approximates current market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the board of trustees.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.15%.

8 Demi Annual Report | 6.30.01

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio offering Administrative Class shares in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during the current fiscal year.

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in the Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                     Institutional Class  Administrative Class
--------------------------------------------------------------------------------

Money Market Portfolio                              0.35%                 0.50%



PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Federal Income Tax Matters

As of December 31, 2000, the Money Market Portfolio had remaining capital loss carryforwards that were realized during the current year.
     The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                                 Capital Loss Carryforwards
                                            ------------------------------------
                                            Realized Losses           Expiration
--------------------------------------------------------------------------------
Money Market Portfolio                           $      274           12/31/2008

Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust.

                                                  6.30.01 | Semi-Annual Report 9

June 30, 2001 (Unaudited)

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                       Money Market Portfolio
                                                                      -----------------------------------------------------
                                                                       Period Ended 06/30/2001       Year Ended 12/31/2000

                                                                        Shares          Amount        Shares        Amount
                                                                      -----------------------------------------------------
Receipts for shares sold

 Institutional Class                                                        0        $      0            739        $   739
------------------------------------------------------------------    -----------------------------------------------------
 Administrative Class                                                   2,723           2,723          7,776          7,776
------------------------------------------------------------------    -----------------------------------------------------
Issued as reinvestment of distributions

 Institutional Class                                                        1               1             23             23
------------------------------------------------------------------    -----------------------------------------------------
 Administrative Class                                                     112             112            206            206
------------------------------------------------------------------    -----------------------------------------------------
Cost of shares redeemed

 Institutional Class                                                      (70)            (70)          (682)          (682)
------------------------------------------------------------------    -----------------------------------------------------
 Administrative Class                                                  (1,614)         (1,614)        (7,253)        (7,253)
------------------------------------------------------------------    -----------------------------------------------------

Net increase resulting from Portfolio share transactions                1,152        $  1,152            809        $   809
------------------------------------------------------------------    -----------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                    Number     % of Portfolio Held
------------------------------------------------------------------

Money Market Portfolio
      Administrative Class               1                     100
      Institutional Class                1                     100


10 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
     Brent R. Harris, Chairman and Trustee
     R. Wesley Burns, President and Trustee
     Guilford C. Babcock, Trustee
     E. Philip Cannon, Trustee
     Vern O. Curtis, Trustee
     J. Michael Hagan, Trustee
     Thomas P. Kemp, Sr., Trustee
     William J. Popejoy, Trustee
     Garlin G. Flynn, Secretary
     John P. Hardaway, Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company LLC
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, Missouri 64105

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Counsel
     Dechert
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     203 N. LaSalle Street
     Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                       SHORT-TERM BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                             -------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter......................................................... 1
Financial Highlights...................................................... 3
Statement of Assets and Liabilities....................................... 4
Statement of Operations................................................... 5
Statements of Changes in Net Assets....................................... 6
Notes to Financial Statements............................................. 9

                                                       Fund                 Schedule of
                                                       Summary              Investments
Short-Term Bond Portfolio (Institutional Class)............ 2                   7-8

Chairman's Letter

Dear PIMCO Variable Insurance Trust Shareholder:


The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Short-Term Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum current income, consistent with preservation of capital and daily liquidity

Portfolio:

Primarily money market instruments and short maturity fixed income securities

Duration:

0.64 years

Total Net Assets:

$4.2 million

Sector Breakdown:*

                                    [GRAPH]

                      Corporate Bonds and Notes     57.1%
                      Mortgaged-Backed Securities   20.6%
                      U.S. Treasury Obligations     13.3%
                      Short-Term Instruments         6.4%
                      Other                          2.6%

Quality Breakdown*

                                    [GRAPH]

                                AAA       42.2%
                                 AA        5.6%
                                  A       27.9%
                                BBB       24.3%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT For the Period Ended June 30, 2001

                   Short-Term Bond Portfolio      Salomon Smith Barney
                   (Institutional Class)          3-Month U.S. Treasury
                   (Incep. 4/28/2000)             Bill Index
-----------------------------------------------------------------------
6 Months                    2.70%                         2.49%
1 Year                      6.25%                         5.64%
Since Inception*            6.33%                           --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                                 Short-Term      Salomon Smith Barney
                               Bond Portfolio    3-Month U.S. Treasury
                Month            Inst. Class           Bill Index
         ==================    ==============    =====================
             04/30/2000            10,000                10,000
             05/31/2000            10,058                10,049
             06/30/2000            10,114                10,096
             07/31/2000            10,174                10,145
             08/31/2000            10,249                10,195
             09/30/2000            10,318                10,246
             10/31/2000            10,377                10,300
             11/30/2000            10,433                10,352
             12/31/2000            10,464                10,407
             01/31/2001            10,539                10,461
             02/28/2001            10,600                10,506
             03/31/2001            10,644                10,552
             04/30/2001            10,664                10,593
             05/31/2001            10,727                10,632
             06/30/2001            10,746                10,666

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/28/2000, compared to the Salomon Smith Barney 3-Month U.S. Treasury Bill Index, an unmanaged market index. Whereas money market funds attempt to maintain a stable share price, the Short-Term Bond Portfolio's share price will fluctuate in response to market conditions. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .   The total return performance of the Short-Term Bond Portfolio Institutional
    Class was 2.70% for the six-months ended June 30, 2001, outperforming the 2.49% return posted by the benchmark Salomon Smith Barney 3-Month U.S. Treasury Bill Index.
 .   The Federal Reserve cut rates six times, bringing total easing since the beginning of the year to 2.75%.
 .   Duration was below the benchmark for most of the period, which had a negative impact as short-term interest rates fell. Duration extended beyond the benchmark at the end of the period.
 .   Investment grade corporates boosted performance as optimism about growth and profits rose early in the second quarter; although some of this optimism faded later in the period.
 .   A mortgage emphasis was slightly positive as mortgage rates stabilized and prepayment concerns moderated.
 .   Asset-backed bonds helped performance due to the attractive yields provided by these securities.
 .   Real return bonds added to returns as real yields fell.
 .   The 30-day yield at June 30, 2001 was 6.33%.


See accompanying notes | 6.30.01 | Semi-Annual Report 2

Financial Highlights

Short-Term Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:           06/30/2001 (c)     12/31/2000 (b)

Net asset value beginning of period                             $        10.01     $        10.00
Net investment income (a)                                                 0.30               0.45
Net realized/unrealized gain on investments (a)                          (0.03)              0.01
Total income from investment operations                                   0.27               0.46
Dividends from net investment income                                     (0.30)             (0.45)
Total distributions                                                      (0.30)             (0.45)
Net asset value end of period                                   $         9.98     $        10.01
Total return                                                              2.70%              4.64%
Net assets end of period (000s)                                 $        3,541     $        3,388
Ratio of expenses to average net assets                                   0.45%*             0.45%*
Ratio of net investment income to average net assets                      6.00%*             6.56%*
Portfolio turnover rate                                                    222%               281%

*Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Commenced operations on April 28, 2000.
(c) Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                                                       $ 5,025
Cash                                                                                                            165
Interest and dividends receivable                                                                                45
                                                                                                              5,235
-------------------------------------------------------------------------------------------------------------------

Liabilities:

Payable for investments purchased and forward foreign currency contracts                                    $   371
Payable for financing transactions                                                                              680
Accrued investment advisory fee                                                                                   1
Accrued administration fee                                                                                        1
                                                                                                              1,053
-------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                  $ 4,182
-------------------------------------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                                                             $ 4,194
Undistributed net investment income                                                                               7
Accumulated undistributed net realized gain                                                                      11
Net unrealized (depreciation)                                                                                   (30)
                                                                                                            $ 4,182
-------------------------------------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                                                         $ 3,541
Administrative Class                                                                                            641

Shares Issued and Outstanding:

Institutional Class                                                                                             354
Administrative Class                                                                                             65

Net Asset Value and Redemption Price Per Share
 (Net Assets Per Share Outstanding)

Institutional Class                                                                                         $  9.98
Administrative Class                                                                                           9.98

Cost of Investments Owned                                                                                   $ 5,052
-------------------------------------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Short-Term Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                                               $ 120
 Total Income                                                                                            120


Expenses:

Investment advisory fees                                                                                   4
Administration fees                                                                                        4
 Total Expenses                                                                                            8

Net Investment Income                                                                                    112
------------------------------------------------------------------------------------------------------------

Net Realized and Unrealized Gain (Loss):

Net realized gain on investments                                                                          11
Net change in unrealized (depreciation) on investments                                                   (23)
Net change in unrealized (depreciation) on futures contracts and written options                          (3)
 Net (Loss)                                                                                              (15)

Net Increase in Assets Resulting from Operations                                                       $  97
------------------------------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                                   Six Months Ended              Year Ended
Increase (Decrease) in Net Assets from:                                               June 30, 2001       December 31, 2000

Operations:
Net investment income                                                                      $    112               $     197
Net realized gain                                                                                11                       7
Net change in unrealized (depreciation)                                                         (26)                     (4)
Net increase resulting from operations                                                           97                     200
---------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
 Institutional Class                                                                           (104)                   (144)
 Administrative Class                                                                            (8)                    (54)


Total Distributions                                                                            (112)                   (198)
---------------------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
 Institutional Class                                                                             63                   3,229
 Administrative Class                                                                           999                      37
Issued as reinvestment of distributions
 Institutional Class                                                                            104                     157
 Administrative Class                                                                             8                      41
Cost of shares redeemed
 Institutional Class                                                                             (2)                     (1)
 Administrative Class                                                                          (400)                 (3,080)
Net increase resulting from Portfolio share transactions                                        772                     383

Total Increase in Net Assets                                                               $    757               $     385
---------------------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                                           3,425                   3,040
End of period*                                                                             $  4,182               $   3,425

*Including net undistributed investment income of:                                         $      7               $       7

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Schedule of Investments

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 68.5%
--------------------------------------------------------------------------------

Banking & Finance 32.4%
AT&T Capital Corp.
   7.000% due 08/15/2001                                  $     100   $     100
Banponce Financial Corp.
   6.750% due 08/09/2001                                        100         100
Bear Stearns Co., Inc.
   1.147% due 09/21/2004 (d)                                    100         100
Countrywide Home Loans
   6.900% due 10/02/2001                                        100         101
Ford Motor Credit Co.
   4.156% due 08/27/2001 (d)                                    100         100
Heller Financial, Inc.
   6.500% due 11/01/2001                                        100         101
Korea Development Bank
   7.125% due 09/17/2001                                        100         100
Lehman Brothers Holdings, Inc.
   6.200% due 01/15/2002                                         50          50
MBNA Corp.
   4.230% due 09/13/2001 (d)                                    100         100
National Consumer Coop Bank
   5.160% due 10/26/2001 (d)                                    100         100
Paine Webber
   6.585% due 07/23/2001                                        100         100
PS Colorado Credit Corp.
   4.680% due 05/30/2002 (d)                                    100         100
Qwest Capital Funding, Inc.
   6.875% due 08/15/2001                                        100         100
Wells Fargo & Co.
   8.375% due 05/15/2002                                        100         104
                                                                      ----------
                                                                          1,356
                                                                      ----------
Industrials 19.2%
Clear Channel Communications, Inc.
   4.440% due 06/15/2002 (d)                                    100         101
DaimlerChrysler North America Holding Corp.
   6.670% due 02/15/2002                                        100         101
   4.647% due 12/16/2002 (d)                                    100         100
International Paper Co.
   5.603% due 07/08/2002 (d)                                    100         100
Raytheon Co.
  6.450% due 08/15/2002                                         100         100
Safeway, Inc.
   5.875% due 11/15/2001                                        100         101
   7.000% due 09/15/2002                                        100         102
Staples, Inc.
   4.925% due 11/26/2001 (d)                                    100         100
                                                                      ----------
                                                                            805
                                                                      ----------
Utilities 16.9%
Allete
   5.677% due 10/20/2003 (d)                                    100         100
British Telecom PLC
   5.185% due 12/15/2003 (d)                                    100         101
Carolina Power & Light Energy, Inc.
   4.860% due 07/29/2002 (d)                                    100         100
Indiana Michigan Power Co.
   4.615% due 09/03/2002 (d)                                    100         100
Scana Corp.
   5.410% due 07/15/2002 (d)                                    100         100
Southern California Edison Co.
   6.513% due 05/01/2002 (d)                                    100          75
Texas Utilities Electric Co.
   4.536% due 12/20/2002 (d)                                     30          30
   4.310% due 06/15/2003                                        100         100
                                                                      ----------
                                                                            706
                                                                      ----------
Total Corporate Bonds & Notes                                             2,867
                                                                      ----------
(Cost $2,884)

U.S. TREASURY OBLIGATIONS 16.0%

Treasury Inflation Protected Securities
   3.875% due 01/15/2009 (e)                                   647          669
                                                                      ----------
Total U.S. Treasury Obligations                                             669
                                                                      ----------
(Cost $676)

MORTGAGE-BACKED SECURITIES 24.8%

Collateralized Mortgage Obligations 23.9%
Fannie Mae
   6.500% due 10/25/2007                                         47          47
   6.000% due 01/25/2018                                        164         164
   6.750% due 03/25/2019                                         75          75
Freddie Mac
   6.500% due 04/15/2021                                        699         708
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                          5           5
                                                                      ----------
                                                                            999
                                                                      ----------
Freddie Mac 0.9%
   6.000% due 07/15/2008                                         37          36
                                                                      ----------
Total Mortgage-Backed Securities                                          1,035
                                                                      ----------
(Cost $1,037)

ASSET-BACKED SECURITIES 3.1%

EQCC Home Equity Loan Trust
   8.340% due 08/15/2025                                        100         100
SallieMae
   3.961% due 10/25/2004 (d)                                     31          31
                                                                      ----------
Total Asset-Backed Securities                                               131
(Cost $132)                                                           ----------

SHORT-TERM INSTRUMENTS 7.7%

Commercial Paper 5.2%
Dupont De Nemours & Co.
   3.590% due 09/21/2001                                        200         198
General Electric Capital Corp.
   6.150% due 11/15/2001                                         20          20
                                                                      ----------
                                                                            218
                                                                      ----------
Repurchase Agreement 2.3%
State Street Bank
   3.350% due 07/02/2001                                         95          95
   (Dated 06/29/2001. Collateralized by Fannie Mae
   6.250% due 11/20/2001 valued at $102.
   Repurchase proceeds are $95.)

U.S. Treasury Bills 0.2%
   0.010% due 10/18/2001 (b)                                     10          10
                                                                      ----------
Total Short-Term Instruments                                                323
                                                                      ----------
(Cost $323)

Total Investments (a) 120.1%                                          $   5,025
(Cost $5,052)

Other Assets and Liabilities (Net) (20.1%)                                 (843)
                                                                      ----------

Net Assets 100.0%                                                     $   4,182
                                                                      ----------

Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation all
investments in which there was an excess of
value over tax cost.                                                  $       9

Aggregate gross unrealized depreciation for
all investments in which there was an excess
of tax cost over value.                                                     (36)
                                                                      ----------

Unrealized depreciation-net                                           $     (27)
                                                                      ----------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Short-Term Bond Portfolio
June 30, 2001 (Unaudited)

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at June 30, 2001:

                                                                     Unrealized
                                                       # of        Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (06/2003)                            1    $           0
Eurodollar September Futures (09/2003)                       1               (1)
Eurodollar December Futures (12/2003)                        1               (1)
Eurodollar March Futures (03/2004)                           1               (1)
                                                                  --------------
                                                                  $          (3)
                                                                  --------------
(c) Swap agreements outstanding at June 30, 2001:

                                                      Notional        Unrealized
Type                                                    Amount      Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 1.450% and the Portfolio will pay to the counterparty at par in the event of default of WorldCom.

Broker: J.P. Morgan Securities, Inc.
Exp.11/25/2002                                        $    400    $            0
                                                                  --------------

(d) Variable rate security. The rate listed is as of June 30, 2001.

(e) Principal amount of the security is adjusted for inflation.

8  Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Short-Term Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
       Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
       Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.


                                                  6.30.01 | Semi-Annual Report 9

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly-owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.20%.

Servicing Fee. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio offering Administrative Class shares in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during the current fiscal year.

Expenses.The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

10  Semi-Annual Report | 6.30.01

     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                 Institutional Class        Administrative Class
--------------------------------------------------------------------------------

Short-Term Bond Portfolio                      0.45%                       0.60%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                 U.S. Government/Agency                    All Other
                                 --------------------------------------------------------
                                      Purchases         Sales      Purchases        Sales
-----------------------------------------------------------------------------------------
Short-Term Bond Portfolio        $    6,488       $    4,488       $    3,011    $  2,698

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                                   Short-Term Bond Portfolio
                                                                  ---------------------------------------------------------
                                                                  Period Ended 06/30/2001             Year Ended 12/31/2000
                                                                       Shares      Amount                Shares      Amount
---------------------------------------------------------------------------------------------------------------------------
Receipts for shares sold
 Institutional Class                                                      6      $     63                322      $  3,229
 Administrative Class                                                   100           999                  4            37
Issued as reinvestment of distributions
 Institutional Class                                                     10           104                 16           157
 Administrative Class                                                     1             8                  4            41
Cost of shares redeemed
 Institutional Class                                                      0            (2)                 0            (1)
 Administrative Class                                                   (40)         (400)              (308)       (3,080)

Net increase resulting from Portfolio share transactions                 77      $    772                 38      $    383
--------------------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                 Number    % of Portfolio Held
                                 -----------------------------
Short-Term Bond Portfolio
      Administrative Class            5                    100
      Institutional Class             2                    100

                                                 6.30.01 | Semi-Annual Report 11

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
           Brent R. Harris, Chairman and Trustee
           R. Wesley Burns, President and Trustee
           Guilford C. Babcock, Trustee
           E. Philip Cannon, Trustee
           Vern O. Curtis, Trustee
           J. Michael Hagan, Trustee
           Thomas P. Kemp, Sr., Trustee
           William J. Popejoy,Trustee
           Garlin G. Flynn, Secretary
           John P. Hardaway, Treasurer

Investment Adviser and Administrator
           Pacific Investment Management Company LLC
           840 Newport Center Drive, Suite 300
           Newport Beach, California 92660

Transfer Agent
           National Financial Data Services
           330 W. 9th Street, 4th Floor
           Kansas City, Missouri 64105

Custodian
           State Street Bank & Trust Company
           801 Pennsylvania
           Kansas City, Missouri 64105

Counsel
           Dechert
           1775 Eye Street, N.W.
           Washington, D.C. 20006-2401

Independent Accountants
           PricewaterhouseCoopers LLP
           203 N. LaSalle Street
           Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902

                                                                 [LOGO OF PIMCO]


                                                  PIMCO VARIABLE INSURANCE TRUST
                                                      REAL RETURN BOND PORTFOLIO
                                                             INSTITUTIONAL CLASS

                                                              ------------------
                                                              SEMI-ANNUAL REPORT
                                                                   June 30, 2001

Contents
Chairman's Letter...................................................1
Financial Highlights................................................3
Statement of Assets and Liabilities.................................4
Statement of Operations.............................................5
Statements of Changes in Net Assets.................................6
Statement of Cash Flows.............................................7
Notes to Financial Statements.......................................9

                                                  Fund                 Schedule of
                                                  Summary              Investments
Real Return Bond Portfolio (Institutional Class)........2                   8

Chairman's Letter


Dear PIMCO Variable Insurance Trust Shareholder:

The U.S. equity markets are continuing to experience significant volatility with the S&P 500 Composite Stock Price Index finishing the six-month period ended June 30, 2001 at -6.70% and the tech-heavy NASDAQ Composite Index at -12.53%. In contrast, the Lehman Brothers Aggregate Bond Index, generally regarded as representative of the bond market as a whole, was up 6.62% over the half year.

While the U.S. economy remained weak during the first half of 2001, some investors expected that aggressive easing by the U.S. Federal Reserve would spark a recovery in the near future. This optimism, bolstered by resilient consumer confidence and a strong housing sector, was reflected in a sharp steepening of the U.S. Treasury yield curve and outperformance by credit-sensitive bonds.

Signs of longer-term weakness continued to plague the economy despite a supportive Fed. Sharply reduced investment spending and a corporate profits recession threatened to dash hopes for a quick recovery. Late in the second quarter, stocks gave back some of their earlier gains after a series of profit warnings, especially in the computer and telecom sectors. Corporate bond markets also reacted negatively as swap spreads widened in June after narrowing earlier in the quarter. A decline in first quarter productivity, the first in six years, and a corresponding rise in unit labor costs, pinched profits as slower growth and weak demand constrained pricing power.

A decline in industrial production and eroding business confidence in Germany during the second quarter showed that Europe is vulnerable to a slowing global economy. In response, the European Central Bank eased for the first time in two years.

On the following pages you will find a more complete review of the Portfolio in light of financial market activities as well as specific details about the total return investment performance.

We appreciate the trust you have placed in us, and we will continue to focus our efforts to meet your investment needs.


Sincerely,


/s/ Brent R. Harris


Brent R. Harris
Chairman

July 31, 2001

                                                  6.30.01 | Semi-Annual Report 1

Real Return Bond Portfolio

PORTFOLIO CHARACTERISTICS

Objective:

Maximum real return, consistent with preservation of real capital and prudent investment management

Portfolio:

Primarily inflation-indexed fixed income securities

Duration:

1.87 years

Total Net Assets:

$4.7 million

Sector Breakdown:*

                                    [GRAPH]

                        U.S Treasury Obligations  50.9%
                        Short-Term Instruments    23.1%
                        Corporate Bonds and Notes 13.2%
                        U.S. Government Agencies   6.6%
                        Other                      6.2%



Quality Breakdown:*

                                    [GRAPH]

                                 AAA      83.4%
                                  AA       7.9%
                                   A       8.7%

*% of Total Investments as of June 30, 2001

PERFORMANCE

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended June 30, 2001

                  Real Return Bond Portfolio      Lehman Brothers
                  (Institutional Class)           Inflation Linked
                  (Incep. 4/10/2000)              Treasury Index
------------------------------------------------------------------
6 Months                       7.44%                    6.51%
1 Year                        15.03%                   12.90%
Since Inception*              13.57%                      --

*Annualized

CUMULATIVE RETURNS THROUGH JUNE 30, 2001
$10,000 invested at inception

                                    [GRAPH]

                             Real Return            Lehman Brothers
                            Bond Portfolio          Inflation Linked
         Month               Inst. Class             Treasury Index

    ===============        ================        ==================
      04/30/2000                10,000                   10,000
      05/31/2000                9,947                    9,974
      06/30/2000                10,088                   10,100
      07/31/2000                10,160                   10,186
      08/31/2000                10,242                   10,261
      09/30/2000                10,329                   10,315
      10/31/2000                10,507                   10,440
      11/30/2000                10,668                   10,591
      12/31/2000                10,800                   10,705
      01/31/2001                11,089                   10,929
      02/28/2001                11,270                   11,114
      03/31/2001                11,365                   11,220
      04/30/2001                11,482                   11,283
      05/31/2001                11,617                   11,416
      06/30/2001                11,603                   11,403

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $10,000 on 5/01/2000, the first full month following the Portfolio's Institutional Class inception on 4/28/2000, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

 PORTFOLIO INSIGHTS

 .    The Real Return Bond Portfolio returned 7.44% for Institutional Class shares for the first half of 2001, 0.93% greater than its benchmark, the Lehman Brothers Inflation Linked Treasury Index.
 .    Treasury Inflation Protection Securities (TIPS) outperformed the conventional, or non-inflation-indexed, debt sectors during the first half due to falling real yields and attractive inflation adjustments.
 .    Managing the Portfolio's duration to be above benchmark aided returns as real yields dropped by up to 0.50% for intermediate maturities and 0.25%
     for long maturities.
 .    Overweighting shorter-maturity TIPS improved returns as the real yield curve steepened with shorter-term yields falling the most.
 .    Allocations to U.S. agency and corporate real return bonds were beneficial for returns due to higher real yields and reduced credit premiums relative to TIPS.
 .    Cash-backing strategies, combined with real return bond exposures, increased the Portfolio's yield and return performance.
 .    Longer-term TIPS real yields were 3.4% to 3.5% at June 30, 2001, which were less than 2.0% below the yields of similar maturity Treasuries. In contrast, the rolling 12-month increase in the Consumer Price Index-All Urban Consumers Index was 3.2% as of June 2001.

2 Semi-Annual Report | 6.30.01

Financial Highlights

Real Return Bond Portfolio (Institutional Class)
June 30, 2001

Selected Per Share Data for the Year or Period Ended:    06/30/2001 (c)    12/31/2000 (b)

Net asset value beginning of period                      $    10.34        $    10.11
Net investment income (a)                                      0.28              0.62
Net realized / unrealized gain on investments (a)              0.48              0.23
Total income from investment operations                        0.76              0.85
Dividends from net investment income                          (0.37)            (0.62)
Total distributions                                           (0.37)            (0.62)
Net asset value end of period                            $    10.73        $    10.34
Total return                                                   7.44%             8.73%
Net assets end of period (000s)                          $       14        $    3,294
Ratio of expenses to average net assets                        0.50%*            0.50%*
Ratio of net investment income to average net assets           5.32%*            8.41%*
Portfolio turnover rate                                          10%               18%

*Annualized

(a) Per share amounts based on average number of shares outstanding during the period.
(b)  Commenced operations on April 10, 2000.
(c)  Unaudited

                         See accompanying notes | 6.30.01 | Semi-Annual Report 3

Statement of Assets and Liabilities

Real Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands, except per share amounts

Assets:

Investments, at value                                                      $        7,557
Interest and dividends receivable                                                      65
Other assets                                                                            1
                                                                                    7,623
-----------------------------------------------------------------------------------------

Liabilities:

Payable for financing transactions                                         $        2,919
Accrued investment advisory fee                                                         1
Accrued administration fee                                                              1
Accrued servicing fee                                                                   1
                                                                                    2,922
-----------------------------------------------------------------------------------------

Net Assets                                                                 $        4,701
-----------------------------------------------------------------------------------------

Net Assets Consist of:

Paid in capital                                                            $        4,436
Undistributed net investment income                                                     5
Accumulated undistributed net realized gain                                            39
Net unrealized appreciation                                                           221
                                                                           $        4,701
-----------------------------------------------------------------------------------------

Net Assets:

Institutional Class                                                        $           14
Administrative Class                                                                4,687

Shares Issued and Outstanding:

Institutional Class                                                                     2
Administrative Class                                                                  437

Net Asset Value and Redemption Price Per Share
    (Net Assets Per Share Outstanding)

Institutional Class                                                        $        10.73
Administrative Class                                                                10.73

Cost of Investments Owned                                                  $        7,336
-----------------------------------------------------------------------------------------

4 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Operations

Real Return Bond Portfolio
For the six months ended June 30, 2001 (Unaudited)

Amounts in thousands

Investment Income:

Interest                                                                  $        160
   Total Income                                                                    160

Expenses:

Investment advisory fees                                                             5
Administration fees                                                                  5
Distribution and/or servicing fees - Administrative Class                            2
   Total Expenses                                                                   12

Net Investment Income                                                              148
--------------------------------------------------------------------------------------

Net Realized and Unrealized Gain:

Net realized gain on investments                                                    34
Net change in unrealized appreciation on investments                               113
   Net Gain                                                                        147

Net Increase in Assets Resulting from Operations                          $        295
--------------------------------------------------------------------------------------

                         See accompanying notes | 6.30.01 | Semi-Annual Report 5

Statements of Changes in Net Assets

Real Return Bond Portfolio
June 30, 2001 (Unaudited)
Amounts in thousands

                                                                    Six Months Ended              Year Ended
Increase (Decrease) in Net Assets from:                                June 30, 2001       December 31, 2000

Operations:
Net investment income                                               $          148          $             256
Net realized gain                                                               34                         16
Net change in unrealized appreciation                                          113                        162
Net increase resulting from operations                                         295                        434
-------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:

From net investment income
   Institutional Class                                                         (40)                      (196)
   Administrative Class                                                       (108)                       (60)

Total Distributions                                                           (148)                      (256)
-------------------------------------------------------------------------------------------------------------

Portfolio Share Transactions:

Receipts for shares sold
   Institutional Class                                                           0                      3,124
   Administrative Class                                                      6,010                        511
Issued as reinvestment of distributions
   Institutional Class                                                          40                        196
   Administrative Class                                                        108                         60
Cost of shares redeemed
   Institutional Class                                                      (3,436)                      (100)
   Administrative Class                                                     (1,910)                    (3,227)
Net increase resulting from Portfolio share transactions                       812                        564

Total Increase in Net Assets                                        $          959          $             742
-------------------------------------------------------------------------------------------------------------

Net Assets:

Beginning of period                                                          3,742                      3,000
End of period *                                                     $        4,701          $           3,742

*Including net undistributed investment income of:                  $            5          $               5

6 Semi-Annual Report | 6.30.01 | See accompanying notes

Statement of Cash Flows

Real Return Bond Portfolio
June 30, 2001 (Unaudited)

Amounts in thousands

Increase (Decrease) in Cash from:

Financing Activities

Sales of Portfolio shares                                                      $        6,010
Redemptions of Portfolio shares                                                        (5,264)
Cash distributions paid                                                                     0
Proceeds from financing transactions                                                     (964)
Net (decrease) from financing activities                                                 (218)
---------------------------------------------------------------------------------------------

Operating Activities

Purchases of long-term securities and foreign currency                                   (682)
Proceeds from sales of long-term securities and foreign currency                        1,121
Purchases of short-term securities (net)                                                 (283)
Net investment income                                                                     148
Change in other receivables/payables (net)                                                (86)
Net increase from operating activities                                                    218
---------------------------------------------------------------------------------------------

Net Increase in Cash                                                                        0
---------------------------------------------------------------------------------------------
Cash

Beginning of period                                                                         0
End of period                                                                  $            0

                         See accompanying notes | 6.30.01 | Semi-Annual Report 7

Schedule of Investments

Real Return Bond Portfolio
June 30, 2001 (Unaudited)
                                                    Principal
                                                       Amount         Value
                                                       (000s)        (000s)

---------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 21.2%
---------------------------------------------------------------------------

Banking & Finance 19.1%
General Motors Acceptance Corp.
    4.118% due 12/09/2002 (d)                    $      150       $   151
J.P. Morgan & Co., Inc.
    8.079% due 02/15/2012 (d)                           450           409
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (d)                           335           336
                                                                  -------
                                                                      896
                                                                  -------
Utilities 2.1%
British Telecom PLC
    5.185% due 12/15/2003 (d)                           100           101
                                                                  -------
Total Corporate Bonds & Notes                                         997
                                                                  -------
(Cost $982)

U.S. GOVERNMENT AGENCIES 10.7%

Federal Home Loan Bank
    5.804% due 02/15/2002 (d)                           500           502
                                                                  -------
Total U.S. Government Agencies                                        502
                                                                  -------
(Cost $497)

U.S. TREASURY OBLIGATIONS 81.8%

Treasury Inflation Protected Securities (c)
    3.375% due 01/15/2007 (b)                         2,233         2,261
    3.625% due 01/15/2008 (b)                           109           112
    3.875% due 01/15/2009                               270           279
    0.000% due 04/15/2028 (b)                           602           616
    3.875% due 04/15/2029                               538           576
                                                                  -------
Total U.S. Treasury Obligations                                     3,844
                                                                  -------
(Cost $3,648)

MORTGAGE-BACKED SECURITIES 2.0%

Fannie Mae 2.0%
    8.348% due 11/01/2024                                90            94
                                                                  -------
Total Mortgage-Backed Securities                                       94
                                                                  -------
(Cost $90)

ASSET-BACKED SECURITIES 8.0%

SallieMae
    3.991% due 10/25/2005 (d)                           375           374
                                                                  -------
Total Asset-Backed Securities                                         374
                                                                  -------
(Cost $373)

SHORT-TERM INSTRUMENTS 37.1%

Commercial Paper 31.5%
Anz, Inc.
    3.540% due 11/21/2001                               200           197
Electricite De France
    3.790% due 08/22/2001                               100            99
Fannie Mae
    0.010% due 12/20/2001                               600           590
General Electric Capital Corp.
    3.940% due 08/15/2001                               200           199
KFW International Finance, Inc.
    3.840% due 07/30/2001                               200           199
UBS Finance, Inc.
    3.550% due 12/19/2001                               200           197
                                                                  -------
                                                                    1,481
                                                                  -------
Repurchase Agreement 5.6%
State Street Bank
    3.350% due 07/02/2001                               265           265
    (Dated 06/29/2001. Collateralized by
    Freddie Mac 5.000% due 04/30/2003 valued at $273.
    Repurchase proceeds are $265.)
                                                                  -------
Total Short-Term Instruments                                        1,746
                                                                  -------
(Cost $1,746)

Total Investments (a) 160.8%                                      $ 7,557
(Cost $7,336)

Other Assets and Liabilities (Net) (60.8%)                         (2,856)
                                                                  -------
Net Assets 100.0%                                                 $ 4,701
                                                                  -------
Notes to Schedule of Investments (amounts in thousands):

(a) At June 30, 2001, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                    $   226

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                       (4)
                                                                  -------
Unrealized appreciation-net                                       $   222
                                                                  -------

(b) Subject to a financing transaction.

(c) Principal amount of the security is adjusted for inflation.

(d) Variable rate security. The rate listed is as of June 30, 2001.

8 Semi-Annual Report | 6.30.01 | See accompanying notes

Notes to Financial Statements
June 30, 2001 (Unaudited)

1. Organization

The Real Return Bond Portfolio (the "Portfolio") is a series of the PIMCO Variable Insurance Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company organized as a Delaware business trust on October 3, 1997. The Trust may offer up to two classes of shares: Institutional and Administrative. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional Class of the Trust. Certain detailed financial information for the Administrative Class is provided separately and is available upon request. The Trust is designed to be used as an investment vehicle by Separate Accounts of insurance companies that fund variable annuity contracts and variable life insurance policies and by qualified pension and retirement plans. The Portfolio commenced operations on September 30, 1999.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, are declared on each day the Trust is open for business and are distributed to shareholders monthly. All dividends are reinvested in additional shares of the Portfolio. Net realized capital gains earned by the Portfolio, if any, will be distributed at least once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statement of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets. Income, non-class specific expenses, and realized and unrealized capital gains and losses are allocated to each class of shares based on the relative net assets of each class.

Federal Income Taxes. The Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

                                                  6.30.01 | Semi-Annual Report 9

Financing Transactions. The Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, the Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by the Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolio is authorized to enter into futures contracts and options. The Portfolio may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price.
Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Delayed Delivery Transactions. The Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Repurchase Agreements. The Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company LLC (PIMCO), which is a wholly owned subsidiary partnership of PIMCO Advisors L.P., serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract, for which it receives a monthly advisory fee based on average daily net assets of the Portfolio. The Advisory Fee is charged at an annual rate of 0.25%.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives a monthly administrative fee based on average daily net assets of the Portfolio. The Administration Fee is charged at the annual rate of 0.25%.

Servicing Fee. PIMCO Funds Distributiors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of the Portfolio in an amount up to 0.15% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Portfolio shares as their funding medium. The effective rate paid to PFD was 0.15% during current fiscal year.

10 Semi-Annual Report | 6.30.01

Expenses. The Portfolio is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the cost of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit and (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses; and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Investment Company Act of 1940 and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual Portfolio operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.
     PIMCO has agreed to waive a portion of its administrative fees to the extent that the payment of the Portfolio's pro rata share of Trustee fees cause the actual expense ratio to rise above the rate disclosed in the then-current prospectus (as set forth below) plus 0.49 basis points (calculated as a percentage of the Portfolio's average daily net assets attributable to each class):

                                  Institutional Class       Administrative Class
--------------------------------------------------------------------------------
Real Return Bond Portfolio                      0.50%                      0.65%

PIMCO may be reimbursed for these waived amounts in future periods.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive renumeration for their services to the Trust from the Administrator or its affiliates.
     Each unaffiliated Trustee receives an annual retainer of $4,000, plus $1,500 for each Board of Trustees meeting attended in person and $250 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, an unaffiliated Trustee who serves as a committee chair receives an additional annual retainer of $500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended June 30, 2001 were as follows (amounts in thousands):

                                U.S. Government/Agency                      All Other
                              -------------------------------------------------------------
                                     Purchases         Sales       Purchases         Sales
-------------------------------------------------------------------------------------------
Real Return Bond Portfolio      $       614     $    894           $       0      $       0

                                                 6.30.01 | Semi-Annual Report 11

5. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                                       Real Return Bond Portfolio
                                                       --------------------------------------------------------
                                                       Period Ended    06/30/2001     Year Ended    12/31/2000
                                                             Shares        Amount         Shares        Amount
                                                       --------------------------------------------------------
Receipts for shares sold
 Institutional Class                                              0     $       0            310      $  3,124
 Administrative Class                                           561         6,010             50           511
Issued as reinvestment of distributions
 Institutional Class                                              4            40             19           196
 Administrative Class                                            10           108              6            60
Cost of shares redeemed
 Institutional Class                                           (321)       (3,436)           (10)         (100)
 Administrative Class                                          (177)       (1,910)          (319)       (3,227)

Net increase resulting from Portfolio share transactions         77     $     812             56      $    564
---------------------------------------------------------------------------------------------------------------

The following schedule shows the number of shareholders each owning 5% or more of a Portfolio and the total percentage of the Portfolio held by such shareholders:

                                Number    % of Portfolio Held
-------------------------------------------------------------

Real Return Bond Portfolio
     Administrative Class            1                    100
     Institutional Class             1                    100

12 Semi-Annual Report | 6.30.01

Pacific Investment Management Company LLC (PIMCO) is responsible for the management and administration of the PIMCO Variable Insurance Trust. Founded in 1971, PIMCO currently manages assets in excess of $221 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

PIMCO Advisors L.P. is one of the largest investment management companies in the United States with assets under management of more than $275 billion as of June 30, 2001 and is a member of the Allianz Group of Companies. Allianz AG is a European based multi-national insurance and financial services holding company. PIMCO Advisors is recognized for providing consistent performance and high-quality service to mutual fund and institutional clients worldwide.

Trustees and Officers
          Brent R. Harris, Chairman and Trustee
          R. Wesley Burns, President and Trustee
          Guilford C. Babcock, Trustee
          E. Philip Cannon, Trustee
          Vern O. Curtis, Trustee
          J. Michael Hagan, Trustee
          Thomas P. Kemp, Sr., Trustee
          William J. Popejoy, Trustee
          Garlin G. Flynn, Secretary
          John P. Hardaway, Treasurer

Investment Adviser and Administrator
          Pacific Investment Management Company LLC
          840 Newport Center Drive, Suite 300
          Newport Beach, California 92660

Transfer Agent
          National Financial Data Services
          330 W. 9th Street, 4th Floor
          Kansas City, Missouri 64105

Custodian
          State Street Bank & Trust Company
          801 Pennsylvania
          Kansas City, Missouri 64105

Counsel
          Dechert
          1775 Eye Street, N.W.
          Washington, D.C. 20006-2401

Independent Accountants
          PricewaterhouseCoopers LLP
          203 N. LaSalle Street
          Chicago, Illinois 60601

PIMCO VARIABLE INSURANCE TRUST

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648

This report is submitted for the general information of the shareholders of the PIMCO Variable Insurance Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Variable Insurance Trust, which contains information covering its investment policies as well as other pertinent information.

PIMCO FUNDS DISTRIBUTORS LLC
2187 ATLANTIC STREET
STAMFORD, CT 06902